As filed with the Securities and Exchange Commission on ~~January 22,~~March __5, 2007

Securities Act Registration No. 333-~~[~~ 	~~]~~140169

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /~~X~~ /

Pre-Effective Amendment No. 1 /X /

Post-Effective Amendment No. / /

Unified Series Trust

(Exact Name of Registrant as Specified in Charter)

431 North Pennsylvania Street

Indianapolis, IN 46204303

(Address of Principal Executive Offices) (Zip Code)

(317) 917-7000

(Registrant's Telephone Number, including Area Code)

Anthony J. Ghoston

President

431 North Pennsylvania Street

Indianapolis, Indiana 46204

(Name and Address of Agent for Service)

With Copy To:

Dee Anne Sjren, Esq. Thompson Coburn LLP One US Bank Plaza St. Louis, MO 63101	Donald S. Mendelsohn, Esq.. Thompson Hine LLP 312 Walnut Street, 14th Floor Cincinnati, OH 45202	James Giesel, Esq. Frost Brown Todd LLC 400 West Market Street, 32nd Floor Louisville, Kentucky 40202

Title of securities being registered: Shares of a series of the Registrant

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File No. 811-21237).

Approximate date of proposed public offering: ~~As soon as practicable after the effective date of this Registration Statement.~~  March __5, 2007.

~~The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.~~

DEAN FAMILY OF FUNDS

2480 Kettering Tower

Dayton, Ohio 45423

~~February 22,~~March 5, 2007

Dear Shareholder:

On behalf of the Board of Trustees of the Dean Family of Funds (the "Trust"), we are pleased to invite you to a Special Meeting of Shareholders (the “Special Meeting”) of the Trust with respect to the Dean Large Cap Value Fund, the Dean Balanced Fund, the Dean Small Cap Value Fund and the Dean International Fund, (each a “Dean Fund” and collectively, the “Dean Funds), each a series of the Trust, to be held on March ~~[19],~~19, 2007 at 9:30 a.m. Eastern Time at Fifth Third Center, 110 N. Main Street, Suite 1800, Dayton, Ohio 45402.

At the Special Meeting, you will be asked to approve Agreements and Plans of Reorganization, each dated as of January 15, 2007, by and between the Trust and Unified Series Trust (the "Unified Trust") on behalf of the ~~Unified~~ Dean Large Cap Value Fund, ~~Unified~~ Dean Small Cap Value Fund and ~~Unified~~ Dean International Fund (each a "Unified Dean Fund" and collectively, "Unified Dean Funds"), each a separate series of the Unified Trust (collectively with the Dean Funds, the "Funds") The reorganization of each Dean Fund into a corresponding Unified Dean Fund will be as follows:

Dean Funds		Unified Dean Funds*
Dean Large Cap Value Fund Dean Balanced Fund	• •	Unified Dean Large Cap Value Fund
Dean Small Cap Value Fund	• •	Unified Dean Small Cap Value Fund
Dean International Fund	• •	Unified Dean International Fund

*Please note that the Unified Dean Funds are newly created series of the Unified Trust. For more information on this reorganization, please read the enclosed combined Proxy Statement/Prospectus. The Board of Trustees of the Trust unanimously approved the Agreements and Plans of Reorganization at a meeting held on September 20, 2006. The management of the Dean Funds believes that the shareholders of the Dean Funds will benefit from the lower expenses, increased opportunities for asset growth and anticipated economies of scale that are expected to be realized from the reorganization. The Board of Trustees recommends that you vote FOR the proposal.

The details of the proposed Agreements and Plans of Reorganization are set forth in the combined Proxy Statement/Prospectus that accompanies this letter. We encourage you to read it thoroughly. In addition, we have included a list of commonly asked questions and answers on the next page.

Shareholders may cast their votes according to the instructions provided in the enclosed proxy materials.

Your vote is important to us regardless of the number of shares you own. In order to conduct the Special Meeting, a majority of shares must be represented in person or by proxy. Please vote promptly.

If you have any questions on the reorganization, please call 1-888-899-8343.

Sincerely,

Stephen M. Miller

President

Dean Family of Funds

QUESTIONS AND ANSWERS RELATING TO THE REORGANIZATION

While we encourage you to read the full text of the enclosed Proxy Statement/Prospectus, below is a brief overview of the proposal, which will require your vote.

Q.	What are shareholders being asked to vote on at the upcoming Special Meeting on March ~~[19],~~19, 2007?

A.

The Board of Trustees of the Dean Family of Funds has called the Special Meeting at which you will be asked to vote on the reorganization (the “Reorganization”) of the Dean Family of Funds into Unified Series Trust. Shareholders of the Dean Large Cap Value Fund and Dean Balanced Fund are being asked to approve the Reorganization of those Funds into the Unified Dean Large Cap Value Fund. ~~You also will be~~Shareholders of the Dean Small Cap Value Fund and the Dean International Fund are being asked to vote on the Reorganization of the Dean Small Cap Value Fund and the Dean International Fund into the Unified Dean Small Cap Value Fund and the Dean International Fund, respectively. The Unified Dean Large Cap Value Fund, Unified Dean Small Cap Value Fund and Unified Dean International Fund are series of Unified Series Trust. If shareholders of any Dean Fund do not vote to approve the Reorganization, the Trustees of the Dean Family of Funds will consider other possible courses of action in the best interests of shareholders.

Q.	Why did the Board of Trustees approve the Reorganization?

A.

After reviewing detailed information about the Reorganization, the Dean Family of Funds Board of Trustees unanimously approved the Reorganization. The Board of Trustees considered a number of factors, including the following:

•	The expense ratio of each Acquiring Fund will be lower than the expense ratio of the corresponding Acquired Fund or the corresponding Dean Funds.
•	There are potential benefits for the shareholders of each Acquired Fund such as anticipated asset growth and associated economies of scale.
•	The interests of the shareholders of each Acquired Fund will not be diluted as a result of the Reorganization.
•	Each Reorganization has been structured with the intention that it will qualify for federal income tax purposes as a tax-free reorganization.

After careful consideration, the Board of Trustees determined that the Reorganization is in the best interests of the shareholders of each of the Dean Funds.

The Board of Trustees recommends that you vote FOR the Reorganization.

Q.	What will happen to my existing shares?

A.

Your shares of the Dean Large Cap Value Fund and the Dean Balanced Fund will be exchanged for shares of the Unified Dean Large Cap Value Fund. Your shares of the Dean Small Cap Value Fund and the Dean International Fund will be exchanged for shares of the Unified Dean Small Cap Value Fund and the Unified Dean International Fund, respectively. You will not pay any sales charges in connection with the Reorganization. Although the price of the new shares of the Unified Dean Funds may be different from the price of your current shares of the Dean Funds, the new shares you receive will have the same total value as your current shares immediately prior to the Reorganization so that the value of your investment will remain exactly the same.

Q.	How do the investment objectives and principal strategies of the Dean Funds and the Unified Dean Funds compare?

A.

The investment objectives of the Dean Funds and the Unified Dean Funds are similar, but differ in several aspects. Both the Dean Large Cap Value Fund and the Unified Dean Large Cap Value Fund seek capital appreciation and dividend income. However, the investment objective of the Dean Balanced Fund is capital preservation with high total return, not capital appreciation. Both the Dean Small Cap Value Fund and the Unified Dean Small Cap Value Fund seek capital appreciation, but the Unified Dean Small Cap Value Fund also seeks dividend income.

There also are differences in the investment strategies employed by the Dean Funds and the Unified Dean Funds. While both the Dean Large Cap Value Fund and the Unified Dean Large Cap Value Fund invest at least 80% of their net assets in securities of large capitalization companies, each Fund defines "large capitalization" differently. Similarly, the Dean Small Cap Value Fund and the Unified Dean Small Cap Value Fund define "small capitalization" differently. In addition, the Dean Balanced Fund allocates its assets among equity securities, fixed income securities and money market instruments while the Unified Dean Large Cap Value Fund primarily invests in equity securities. The investment objectives and strategies of the Dean International Fund and the Unified Dean International Fund are substantially similar

Q.	Will I incur any transaction costs as a result of the Reorganization?

A.

No. Shareholders will not incur any transaction costs, e.g., sales charges or redemption fees, as a result of the Reorganization. After the Reorganization, the Unified Dean Large Cap Value Fund may dispose of certain securities received by it from the Dean Balanced Fund. Such sales may result in transaction costs, which will be indirectly borne by shareholders.

Q.	What is the timetable for the Reorganization?

A.	If approved by shareholders of record at the Special Meeting, the Reorganization is expected to occur on or about ~~[~~March 23, ~~2007].~~2007.

Q.	Will the Reorganization create a taxable event for me?

A.

No. The Reorganization is intended to have no direct or indirect federal income tax consequences for you. However, the sale of securities by any Dean Fund prior to the Reorganization could result in taxable gains to its shareholders. After the Reorganization, the Unified Dean Large Cap Value Fund may dispose of certain securities received by it from the Dean Balanced Fund. Such sales may result in capital gains (or losses) to shareholders. The Balanced Fund currently has unrealized capital losses. Therefore, capital gains (if any) are expected to be insignificant. Shareholders should consult their own tax advisers concerning the potential tax consequences of the Reorganization to them, including foreign, state and local tax consequences.

Q.	What happens if the Reorganization is not approved?

A.

If shareholders of any Dean Fund do not approve the Reorganization, the Reorganization will not take effect and the Board of Trustees will take such action as it deems to be in the best interests of the Dean Funds and their shareholders.

Q.	Who should I call with questions about this proxy?

A.	If you have any questions regarding this proxy, please contact the Dean Family of Funds by calling 1-888-899-8343.

PLEASE VOTE THE ENCLOSED PROXY BALLOT CARD. YOUR VOTE IS VERY IMPORTANT!

DEAN FAMILY OF FUNDS

2480 Kettering Tower

Dayton, Ohio 45423

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To be held on March ~~[19],~~19, 2007

Notice is hereby given that a Special Meeting of Shareholders (the "Special Meeting") of Dean Family of Funds (the "Trust") with respect to the Large Cap Value Fund, the Balanced Fund, the Small Cap Value Fund and the International Fund, (each a “Dean Fund” and collectively, the “Dean Funds), each a series of the Trust, will be held at 9:30 a.m. Eastern Time, on March ~~[19],~~19, 2007 for the purpose of considering the proposal set forth below:

1.

Approval of the Agreements and Plans of Reorganization that provide for: (i) the transfer of all of the assets and liabilities of (a) the Dean Large Cap Value Fund and Dean Balanced Fund in exchange for shares of the ~~Unified~~ Dean Large Cap Value Fund, a series of Unified Series Trust ("Unified Trust"), (b) the Dean Small Cap Value Fund in exchange for shares of the ~~Unified~~ Dean Small Cap Value Fund, a series of the Unified Trust, and (c) the Dean International Fund in exchange for shares of the ~~Unified~~ Dean International Fund, also a series of the Unified Trust; (ii) the distribution of shares of the Unified Dean Large Cap Value Fund, Unified Dean Small Cap Value Fund and Unified Dean International Fund so received to shareholders of the corresponding Dean Large Cap Value Fund, Dean Balanced Fund, Dean Small Cap Value Fund and Dean International Fund; and (iii) the liquidation and termination of the Trust.

2.	To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

Shareholders of record as of the close of business on February ~~[16],~~16, 2007 are entitled to notice of, and to vote at the Special Meeting, or any adjournment of this meeting.

By Order of the Board of Trustees,

Debra E. Rindler

Secretary

~~February 21,~~March 5, 2007

SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE SPECIAL MEETING ARE REQUESTED TO COMPLETE, SIGN, DATE AND RETURN THE ACCOMPANYING PROXY IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES. SHAREHOLDERS MAY ALSO VOTE BY TELEPHONE OR VOTE THROUGH THE INTERNET. INSTRUCTIONS FOR THE PROPER EXECUTION OF THE PROXY ARE SET FORTH IMMEDIATELY FOLLOWING THIS NOTICE OR, WITH RESPECT TO TELEPHONE OR INTERNET VOTING, ON THE PROXY CARD. IT IS IMPORTANT THAT YOU VOTE PROMPTLY.

INSTRUCTIONS FOR SIGNING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense to the Trust in validating your vote if you fail to sign your proxy card properly.

1.	Individual Accounts: Sign your name exactly as it appears in the registration on the proxy card.
2.	Joint Accounts: Each party must sign the proxy card. Each party should sign exactly as shown in the registration on the proxy card.
3.	All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:
Registration	Valid Signature

Corporate Accounts

(1)	ABC Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	ABC Corp.
(2)	ABC Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .	John Doe, Treasurer
(3)	ABC Corp.
c/o John Doe, Treasurer . . . . . . . . . . . . . . . .	John Doe
(4)	ABC Corp. Profit Sharing Plan . . . . . . . . . .	John Doe, Trustee

Trust Accounts

(1)	ABC Trust . . . . . . . . . . . . . . . . . . . . . . . . . .	Jane B. Doe, Trustee
(2)	Jane B. Doe, Trustee
u/t/d 12/28/78 . . . . . . . . . . . . . . . . . . . . . . . .	Jane B. Doe

Custodial or Estate Accounts

(1)	John B. Smith, Cust.
f/b/o John B. Smith, Jr. UGMA . . . . . . . . . .	John B. Smith

(2)	Estate of John B. Smith . . . . . . . . . . . . . . . .	John B. Smith, Jr., Executor

PROXY STATEMENT/PROSPECTUS

Dated ~~February 21,~~March 5 , 2007

Relating to the acquisition of the assets of

LARGE CAP VALUE FUND

BALANCED FUND

SMALL CAP VALUE FUND

INTERNATIONAL FUND

each a series of

DEAN FAMILY OF FUNDS

2480 Kettering Tower

Dayton, Ohio 45423

by and in exchange for shares of

LARGE CAP VALUE FUND

SMALL CAP VALUE FUND

INTERNATIONAL FUND

each a series of

UNIFIED SERIES TRUST

431 North Pennsylvania Street

Indianapolis, IN 46204

This Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Trustees of Dean Family of Funds (the "Trust") in connection with a Special Meeting of Shareholders (the "Special Meeting") of the Trust with respect to the Dean Large Cap Value Fund, the Dean Balanced Fund, the Dean Small Cap Value Fund and the Dean International Fund (each a “Dean Fund” and collectively, the “Dean Funds), each a series of the Trust, to be held on March ~~[19],~~19, 2007 at 9:30 a.m. Eastern Time at Fifth Third Center, 110 N. Main Street, Suite 1800, Dayton, Ohio 45402. At the Special Meeting, shareholders of the Dean Funds will be asked to consider and approve proposed Agreements and Plans of Reorganization (the "Reorganization Agreements"), by and between the Trust and Unified Series Trust (the "Unified Trust") on behalf of the ~~Unified~~ Dean Large Cap Value Fund, ~~Unified~~ Dean Small Cap Value Fund and ~~Unified~~ Dean International Fund (each a "Unified Dean Fund" and collectively, "Unified Dean Funds"), each a separate series of the Unified Trust (collectively with the Dean Funds, the "Funds"). Copies of the forms of Reorganization Agreements are attached as Exhibit A.

Proposal

1.

Approval of the Agreements and Plans of Reorganization that provide for: (i) the transfer of all of the assets and liabilities of (a) the Dean Large Cap Value Fund and Dean Balanced Fund in exchange for shares of the Unified Dean Large Cap Value Fund, (b) the Dean Small Cap Value Fund in exchange for shares of the Unified Dean Small Cap Value Fund, and (c) the Dean International Fund in exchange for shares of the Unified Dean International Fund; (ii) the distribution of shares of the Unified Dean Large Cap Value Fund, Unified Dean Small Cap Value Fund and Unified Dean International Fund so received to shareholders of the corresponding Dean Large Cap Value Fund, Dean Balanced Fund, Dean Small Cap Value Fund and Dean International Fund; and (iii) the liquidation and termination of the Trust.

2.	To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

The Reorganization Agreements provide that each Dean Fund will transfer all of its assets and liabilities to the corresponding Unified Dean Fund. In exchange for the transfer of these assets and liabilities, each Unified Dean Fund will simultaneously issue shares to the appropriate Dean Fund in an amount equal in value to the net asset value of the Dean Fund's shares as of the close of business on the business day preceding the foregoing transfers (the "Reorganizations"). These transfers are expected to occur on or about March ~~[23],~~23, 2007 (the "Closing Date").

Immediately after the transfer of each Dean Fund's assets and liabilities, each Dean Fund will make a liquidating distribution to its shareholders of the Unified Dean Fund shares received, so that a holder of shares in a Dean Fund at the Closing Date of the Reorganizations will receive a number of shares of the corresponding Unified Dean Fund with the same aggregate value as the shareholder had in the Dean Fund immediately before the Reorganization. At the Closing Date of the Reorganizations, shareholders of the Dean Fund will become shareholders of the corresponding Unified Dean Fund, and thereafter the Trust will be liquidated and terminated. If shareholders of any Dean Fund do not vote to approve the Reorganization, the Trustees of the Trust will consider other possible courses of action in the best interests of shareholders.

Each of the Trust and the Unified Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Dean Investment Associates, LLC, (the "Advisor") an investment advisor registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), is the investment advisor to the Dean Funds and the Unified Dean Funds. Newton Capital Management, Ltd., ("Newton"), an investment adviser registered under the Advisers Act, is the sub-advisor to both the Dean International Fund and the Unified Dean International Fund. Unified Fund Services, Inc. is the transfer, administrative and fund accounting agent for both the Trust and Unified Trust. 2480 Securities LLC is the principal distributor of the Dean Funds, while Unified Financial Securities, Inc. (the "Distributor") is the principal distributor of each Unified Dean Fund.

This Proxy Statement/Prospectus sets forth concisely the information that a shareholder of a Dean Fund should know before voting on the Reorganization and should be retained for future reference. Certain additional relevant documents listed below, which have been filed with the U.S. Securities and Exchange Commission (the "SEC"), are incorporated in whole or in part by reference. (That means that those documents are considered legally to be part of this Proxy Statement/Prospectus). A Statement of Additional Information dated ~~February 21~~March 5, 2007 relating to this Proxy Statement/Prospectus and including certain financial information about the Dean Funds and the Unified Dean Funds, has been filed with the SEC and is incorporated in its entirety into this Proxy Statement/Prospectus. A copy of such Statement of Additional Information is available upon request and without charge by calling toll-free 1-888-899-8343.

For a detailed discussion of the investment objectives, policies, risks and restrictions of the Dean Large Cap Value Fund, Dean Balanced Fund, Dean Small Cap Value Fund and Dean International Fund, see the prospectus for the Trust dated July 31, 2006, which has been filed with the SEC and is incorporated by reference into this Proxy Statement/Prospectus. A Statement of Additional Information for the Trust dated July 31, 2006, has been filed with the SEC, and is incorporated by reference into this Proxy Statement/Prospectus. Copies of the prospectus and Statement of Additional Information for the Dean Funds are available upon request and without charge by calling toll-free 1-888-899-8343.

For a detailed discussion of the investment objectives, policies, risks and restrictions of the Unified Dean Large Cap Value Fund, Unified Dean Small Cap Value Fund and Unified Dean International Fund, see the ~~preliminary~~ prospectus for the Unified Dean Funds~~,~~ dated March 2, 2007, which was filed with the SEC ~~on January 3, 2007.~~. A ~~Preliminary~~ Statement of Additional Information for the Unified Dean Funds dated March 2, 2007 also was filed with the SEC ~~on January 3, 2007.~~. Copies are available upon request and without charge by calling 1-888-899-8343. ~~The prospectuses and Statement of Additional Information for the Unified Dean Funds are not yet effective and are subject to completion.~~

The Annual Report for the Trust relating to the Dean Funds for the fiscal year ended March 31, 2006 and the Semi-Annual Report for the period ended September 30, 2006 can be obtained without charge by calling toll-free 1-888-899-8343 or by visiting www.chdean.com/di/mutual/mutual2.html. The Annual Report for the Dean Funds also is available on the SEC's website at www.sec.gov. The Unified Dean Funds have not yet commenced operations and, therefore, have not produced shareholder reports.

This Proxy Statement/Prospectus constitutes the proxy statement of Dean Funds for the Special Meeting and is expected to be sent to shareholders on or about ~~February [22],~~March 5, 2007.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

PAGE
SYNOPSIS	1
The Reorganization	1
The Funds	1
Fees and Expenses	2
Investment Objectives	4
The Funds' Performance~~4Investment Objectives~~	11
Investment Limitations	17
The Funds' Purchase, Exchange and Redemption Procedures	23
PRINCIPAL RISKS	32
FUND MANAGEMENT	35
The Investment Advisor	35
The Sub-Advisor	36
The Portfolio Managers	36
INFORMATION RELATING TO THE REORGANIZATION	39
Description of the Reorganization.	39
Costs of Reorganization.	40
Federal Income Taxes.	40
Capitalization.	40
REASONS FOR THE REORGANIZATION	41
SHAREHOLDER RIGHTS	42
General Shareholder Rights	42
Taxes	45
INFORMATION ABOUT THE DEAN FUNDS AND UNIFIED DEAN FUNDS	45
VOTING MATTERS	47
General Information	47
Voting Rights and Required Vote	47
Expenses	49
Record Date and Outstanding Shares	49
Security Ownership of Certain Beneficial Owners and Management	49
OTHER BUSINESS	52
SHAREHOLDER INQUIRIES	52
EXHIBIT A -AGREEMENTS AND PLANS OF REORGANIZATION	A-1
EXHIBIT B - MANAGEMENT DISCUSSION OF FUND PERFORMANCE	B-1
EXHIBIT C -FINANCIAL HIGHLIGHTS	C-

SYNOPSIS

This Synopsis is designed to allow you to compare the current fees, investment objectives, policies and restrictions, and distribution, purchase, exchange and redemption procedures of the Dean Funds with those of the Unified Dean Funds. This Synopsis is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus or incorporated by reference into this Proxy Statement/Prospectus. Shareholders should read this entire Proxy Statement/Prospectus carefully. The Synopsis is qualified in its entirety by reference to the prospectus for the Dean Funds and the Unified Dean Funds. For more complete information, please read the prospectus for each of the Funds.

The Reorganization

Background. Pursuant to the Reorganization Agreements, each Dean Fund will transfer all of its assets and liabilities to the corresponding Unified Dean Fund in exchange solely for shares of the corresponding Unified Dean Fund as shown below.

Dean Funds		Unified Dean Funds*
Dean Large Cap Value Fund Dean Balanced Fund	• •	Unified Dean Large Cap Value Fund
Dean Small Cap Value Fund	• •	Unified Dean Small Cap Value Fund
Dean International Fund	• •	Unified Dean International Fund

*Please note that the Unified Dean Funds are newly created series of the Unified Trust. For more information on this reorganization, please read the enclosed combined Proxy Statement/Prospectus.

Each Dean Fund will then distribute Unified Dean Fund shares that it receives to its shareholders in complete liquidation. The Trust will thereafter be terminated and liquidated. The result of the Reorganizations is that shareholders of the Dean Large Cap Value Fund and Dean Balanced Fund will become shareholders of the Unified Dean Large Cap Value Fund, while shareholders in the Dean Small Cap Value Fund and the Dean International Fund will become shareholders in the Unified Dean Small Cap Value Fund and the Unified Dean International Fund, respectively. No front-end sales charges or contingent deferred sales charges will be imposed in connection with the Reorganizations. If shareholders of any Dean Fund do not vote to approve the Reorganization, the Trustees of the Trust will consider other possible courses of action in the best interests of shareholders.

The Board of Trustees of the Trust, including the Trustees who are not "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act, has concluded that the Reorganizations would be in the best interests of the Dean Large Cap Value Fund, Dean Balanced Fund, Dean Small Cap Value Fund and Dean International Fund and their shareholders, and that the interests of existing shareholders in the Dean Funds will not be diluted as a result of the transactions contemplated by the Reorganizations. The Board of Trustees of the Trust recommends that you vote FOR approval of the Reorganizations.

Tax Consequences. The Reorganizations are intended to qualify for federal income tax purposes as tax-free reorganizations. If the Reorganizations so qualify, shareholders of each Dean Fund will not recognize a gain or loss in the respective transactions. Nevertheless, the sale of securities by a Dean Fund prior to its Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could result in a taxable capital gains distribution prior to the Reorganization.

Special Considerations and Risk Factors. The investment objectives and policies of the participating Dean Funds and the corresponding Unified Dean Funds are ~~substantially~~ similar, but differ in several aspects. For a comparison of each Funds investment objectives and principal investment strategies, see "Investment Objectives" below. For a more complete discussion of the risks associated with the respective Funds, see "Principal Risks" below.

The Funds

Business of the Funds. Unified Trust is an open-end management investment company organized as an Ohio business trust on October 17, 2002. Unified Trust offers redeemable shares in different series of investment portfolios. Each Unified Dean Fund is a series of Unified Trust. The Trust is an open-end management investment company organized as an Ohio business trust on December 18, 1996, that offers redeemable shares in different series of investment portfolios. Each Dean Fund is a series of the Trust. Each of the Dean Funds and the Unified Dean Funds offers one class of shares.

Fees and Expenses

If the Reorganizations are approved by shareholders, you will pay the fees assessed by the appropriate Unified Dean Fund. The following tables compare the current fees and expenses of each Dean Fund with those of the corresponding Unified Dean Fund. Because the Unified Dean Funds were not operational as of the date of this Proxy Statement/Prospectus, the fees shown for those Funds are fees and expenses shareholders would pay if the Reorganization is approved. Each Unified Dean Fund has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses. There are no guarantees that these waivers or reimbursements will continue in the future.

Comparison of Shareholder Fees

Fund	Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	Redemption Fee
Dean Large Cap Value Fund	5.25%[1]	None	None[2]
Dean Balanced Fund	5.25%[1]	None	None[2]
Unified Dean Large Cap Value Fund	5.25%[1]	None	None[3]

Dean Small Cap Value Fund	5.25%[1]	None	None[2]
Unified Dean Small Cap Value Fund	5.25%[1]	None	None[3]

Dean International Fund	5.25%[1]	None	None[2]
Unified Dean International Fund	5.25%[1]	None	None[3]

Comparison of Annual Operating Expenses

(as a percentage of average net assets)

	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Fund Operating Expenses	Fee Waiver/and or Expense Reimbursement	Net Expenses
Dean Large Cap Value Fund	1.00%	0.00%[4]	1.73%	2.73%	0.88%[6]	1.85%
Dean Balanced Fund	1.00%	0.00%[4]	1.75%	2.75%	0.90%[6]	1.85%
Unified Dean Large Cap Value Fund (Pro Forma)	1.00%	0.25%	0.85%[5]	2.10%	0.60%[7]	1.50%

Dean Small Cap Value Fund	1.00%	0.00%[4]	1.15%	2.15%	0.30%[6]	1.85%
Unified Dean Small Cap Value Fund (Pro Forma)	1.00%	0.25%	0.80%[5]	2.05%	0.55%[7]	1.50%

Dean International Fund	1.25%	0.00%[4]	1.53%	2.78%	0.68%[6]	2.10%
Unified Dean International Fund (Pro Forma)	1.25%	0.25%	1.10%[5]	2.60%	0.75%[7]	1.85%

1 There is no front-end sales load on purchases of $500,000 or more, or with respect to purchases of Fund shares by a qualified retirement plan with more than 100 participants, but each Fund imposes a contingent deferred sales load of up to 1.00% if shares purchased without a front-end sales load are redeemed within 12 months of purchase and if the Fund’s principal underwriter paid a commission to a participating unaffiliated dealer in connection with the purchase of those shares.

2 A wire transfer fee is charged in the case of redemptions made by wire.

3 A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.

4 Each Fund may incur distribution and service (12b-1) fees of up to .25% per year of its average daily net assets. Dean Investment Associates has contractually agreed to pay all distribution and service expenses during the fiscal year ending March 31, 2007.

5 Estimated for the initial fiscal year.

6 Pursuant to a written contract, Dean Investment Associates has agreed to waive a portion of its advisory fee and/or reimburse certain expenses of each Fund in order to limit “Total Annual Fund Operating Expenses” to 1.85% for the Large Cap Value Fund, the Small Cap Value Fund and the Balanced Fund and 2.10% for the International Fund. Dean Investment Associates has agreed to maintain these expense limitations through July 31, 2007.

7 The Funds’ adviser, Dean Investment Associates, contractually has agreed to waive its management fee and/or to reimburse certain Fund operating expenses to the extent necessary to maintain each Fund’s annual net operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as expenses incurred by other investment companies in which a Fund may invest), at the following percentage of each Fund’s average daily net assets through March ~~[23],~~23, 2009: 1.50% for each of the Large Cap Value Fund and the Small Cap Value Fund, and 1.85% for the International Fund. Each fee waiver and expense reimbursement by the adviser for a Fund is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the applicable expense limitation.

Examples

These Examples are intended to help you compare the cost of investing in the Unified Dean Funds with the cost of investing in the Dean Funds, assuming the Reorganizations are approved. The Examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year, and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

Assuming Redemption at the End of Period
Fund	1 year	3 years[1]	5 years[1]	10 years[1]
Dean Large Cap Value Fund	$703	$1,249	$1,820	$3,364
Dean Balanced Fund	$703	$1,253	$1,827	$3,381
Unified Dean Large Cap Value Fund	$670	$1,095	$1,547	$2,795

Dean Small Cap Value Fund	$703	$1,135	$1,593	$2,855
Unified Dean Small Cap Value Fund	$670	$1,085	$1,526	$2,748

Dean International Fund	$727	$1,281	$1,860	$3,424
Unified Dean International Fund	$703	$1,226	$1,776	$3,270

1 The Examples for the 3, 5 and 10 year periods are calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the applicable expense limitation agreement with Dean Investment Associates for periods after year 1.

The Examples above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

Investment Objectives

This section will help you compare the investment objectives and principal investment strategies of each Dean Fund with those of the corresponding Unified Dean Fund This section also describes the key differences, if any, between the Funds. Please be aware that this is only a brief discussion. More complete information may be found in each Fund's prospectus.

Dean Large Cap Value Fund

Investment Objective: The Dean Large Cap Value Fund seeks to provide capital appreciation and dividend income over the long-term by investing primarily in the common stocks of large companies.

Principal Investment Strategies: The Dean Large Cap Value Fund invests primarily in the common stocks of large companies, specifically companies that have a market capitalization of greater than $5 billion at the time of investment. Normally, at least 80% of the Large Cap Value Fund's assets will be invested in common stocks of large companies or securities convertible into common stocks of large companies (such as convertible bonds, convertible preferred stocks and warrants). Shareholders will be provided with at least 60 days’ prior notice of any change in this policy.

The Advisor follows a "value" investing approach. The Advisor believes that buying domestic and dollar denominated companies below intrinsic value with margins of safety is essential to investing success. Its long term approach exploits market inefficiency created by investor near-term misperceptions or undiscovered investment opportunities. Its portfolio managers identify investment opportunities by employing a disciplined, fundamental, research driven process. Its investment strategies are designed to provide competitive results over a long term investment horizon with lower volatility. Emphasis is placed on purchasing stocks that are selling below intrinsic value, have strong or improving financials and have identifiable catalysts.

Dean Balanced Fund

Investment Objective: The Dean Balanced Fund seeks to preserve capital while producing a high total return by allocating its assets among equity securities, fixed-income securities and money market instruments.

Principal Investment Strategies: The Dean Balanced Fund attempts to achieve growth of capital through its investments in equity securities. The Fund attempts to earn current income and at the same time achieve moderate growth of capital and/or reduce fluctuation in the net asset value of its shares by investing a portion of its assets in fixed-income securities. The Fund also attempts to earn current income and reduce fluctuation in the net asset value of its shares by investing a portion of its assets in money market instruments. Normally, the asset mix of the Balanced Fund will range between 40%-75% in common stocks and securities convertible into common stocks, and 25%-60% in preferred stocks, bonds and money market instruments. Moderate shifts between asset classes are made in an attempt to maximize returns or reduce risk.

The Advisor follows a "value" investing approach. The Advisor believes that buying domestic and dollar denominated companies below intrinsic value with margins of safety is essential to investing success. Its long term approach exploits market inefficiency created by investor near-term misperceptions or undiscovered investment opportunities. Its portfolio managers identify investment opportunities by employing a disciplined, fundamental, research driven process. Its investment strategies are designed to provide competitive results over a long term investment horizon with lower volatility. Emphasis is placed on purchasing stocks that are selling below intrinsic value, have strong or improving financials and have identifiable catalysts.

The Fund attempts to achieve growth of capital through its investments in equity securities. The equity securities that the Fund may purchase consist of common stocks or securities having characteristics of common stocks (such as convertible preferred stocks, convertible debt securities or warrants) of domestic issuers. The equity selection approach of the Fund can best be described in the vernacular of the investment business as a "value" orientation. That is, emphasis is placed on purchasing stocks that are selling below intrinsic value, have strong or improving financials and have identifiable catalysts.

The Fund attempts to earn current income and at the same time achieve moderate growth of capital and/or reduce fluctuation in the net asset value of its shares by investing a portion of its assets in fixed-income securities. The fixed-income securities that the Fund may purchase include U.S. Government obligations and corporate debt securities (such as bonds and debentures) maturing in more than one year from the date of purchase and preferred stocks of domestic issuers. Corporate debt securities and preferred stock purchased by the Fund will be rated at the time of purchase in the four highest grades (Aaa, Aa, A or Baa) assigned by Moody's Investors Service, Inc. (“Moody’s”) or the four highest grades (AAA, AA, A or BBB) assigned by Standard & Poor's Ratings Group (“S&P”) or will be determined by the Advisor to be of comparable quality if unrated.

The Fund also attempts to earn current income and reduce fluctuation in the net asset value of its shares by investing a portion of its assets in money market instruments. The money market instruments that the Fund may purchase consist of short-term (i.e., maturing in one year or less from the date of purchase) dollar-denominated debt obligations which (1) are U.S. Government obligations, (2) are issued by domestic banks, or (3) are issued by domestic corporations. Debt obligations issued by domestic banks or corporations and purchased by the Fund will be rated at least Prime-2 by Moody's or A-2 by S&P, will have an outstanding issue of debt securities rated at least A by Moody's or S&P, or will be of comparable quality in the opinion of the Advisor. Money market instruments also include repurchase agreements collateralized by U.S. Government obligations and shares of money market funds.

Unified Dean Large Cap Value Fund

Investment Objective: The Unified Dean Large Cap Value Fund seeks long-term capital appreciation and, secondarily, dividend income.

Principal Investment Strategies: Unified Dean Large Cap Value Fund invests primarily in the common stocks of large capitalization companies. ~~Dean~~The Advisor defines large cap companies as those ~~that fall within the largest 70% of the Russell 3000 Index at the time of investment~~with market capitalization of at least $10 billion. . The Advisor utilizes a multi-disciplined valuation methodology to identify companies that are trading below intrinsic value or that may have been overlooked by the marketplace. The Advisor evaluates portfolio companies using fundamental, bottom-up research. The Advisor also seeks to preserve capital in down markets and to diversify the Fund’s portfolio in traditional, as well as relative, value-oriented investments.

The portfolio managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and to hold each stock until it has returned to favor in the market and the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the portfolio managers look for companies with earnings, cash flows and/or assets that are not accurately reflected in the companies’ market values. The managers may also consider whether the companies’ securities have a favorable dividend and/or interest-paying history and whether such payments are expected to continue.

The portfolio managers may sell stocks from the fund’s portfolio if they believe:

•	a stock no longer meets their valuation criteria;
•	a stock’s risk parameters outweigh its return opportunity;
•	more attractive alternatives are identified; or
•	specific events alter a stock’s prospects.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of U.S. and foreign large cap companies directly, or indirectly, through other investment companies (including exchange-traded funds) that invest primarily in U.S. and foreign large cap companies. Equity securities in which the Fund and underlying funds may invest include common stocks, securities convertible into common stocks (such as convertible bonds, convertible preferred stocks and warrants), and equity real estate investment trusts (“REITs”). Equity REITs trade like common stocks and invest directly in real estate, or other readily marketable securities that are issued by companies investing in, or that are secured by, real estate or real estate interests. The Fund may invest in foreign large cap companies directly or through depository receipts such as American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while GDRs, in bearer form, may be denominated in other currencies and are designed for use in multiple foreign securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities, while GDRs are foreign receipts evidencing a similar arrangement.

The Fund may invest its remaining assets in equity securities of small-cap or mid-cap companies, preferred stocks, or derivative instruments such as put and call options and futures contracts.

How the Funds Compare

Investment Objectives: Both the Dean Large Cap Value Fund and the Unified Dean Large Cap Value Fund seek capital appreciation and dividend income. The ~~investment objective of the Dean Balanced Fund is different than the investment objective of the other two Funds. Rather then capital appreciation, the~~ Dean Balanced Fund seeks capital preservation while producing a high total return. "Total return" is comprised of income from dividends and interest, as well as appreciation or depreciation in the price of a security. All three Funds seek capital appreciation and income. Only the Dean Balanced Fund explicitly includes in its investment objective the preservation of the amount invested by shareholders. As a general matter, however, the Advisor attempts with respect to all Funds to achieve gains in up markets and limit losses when the market is down.

Principal Investment Strategies: The principal strategies of the Funds also are similar, but differ in several aspects. While both the Dean Large Cap Value Fund and the Unified Dean Large Cap Value Fund invest at least 80% of their net assets in securities of large capitalization companies, each Fund defines "large cap" differently. In addition, the Dean Balanced Fund allocates its assets among equity securities, fixed income securities and money market instruments. By contrast, the Unified Dean Large Cap Value Fund primarily invests in equity securities. Finally, The Unified Dean Large Cap Value Fund may invest up to 20% of its assets in equity securities of small-cap or mid-cap companies. The Dean Balanced Fund may invest in companies of any capitalization and the Dean Large Cap Value Fund may invest up to 20% of its assets in companies without regard to capitalization.

Dean Small Cap Value Fund

Investment Objective: The Dean Small Cap Value Fund seeks to provide capital appreciation by investing primarily in the common stocks of small companies.

Principal Investment Strategies: The Small Cap Value Fund invests primarily in the common stocks of small companies, those companies with a market capitalization of $2 billion or less at the time of investment. Normally, the Small Cap Value Fund will invest at least 80% of its assets in common stocks of small companies or securities convertible into common stocks of small companies (such as convertible bonds, convertible preferred stocks and warrants). However, the Fund may invest a portion of its assets in common stocks of larger companies. Shareholders will be provided with at least 60 days’ prior notice of any change in this policy.

The Advisor follows a "value" investing approach. The Advisor believes that buying domestic and dollar denominated companies below intrinsic value with margins of safety is essential to investing success. Its long term approach exploits market inefficiency created by investor near-term misperceptions or undiscovered investment opportunities. Its portfolio managers identify investment opportunities by employing a disciplined, fundamental, research driven process. Its investment strategies are designed to provide competitive results over a long term investment horizon with lower volatility. Emphasis is placed on purchasing stocks that are selling below intrinsic value, have strong or improving financials and have identifiable catalysts.

Unified Dean Small Cap Value Fund

Investment Objective: The Unified Dean Small Cap Value Fund seeks long-term capital appreciation and, secondarily, dividend income.

Principal Investment Strategies: The Small Cap Value Fund invests primarily in the common stocks of small capitalization companies. Small cap companies are defined as those that ~~fall within the smallest 10% of~~are similar in market capitalization to the companies listed on the Russell ~~3000~~2000 Value Index ~~at the time of investment~~. As of the date of this Proxy Statement/Prospectus~~.~~, the market capitalization of companies listed on the Russell 2000 Value Index ranged from $82 million to $3.5 billion. The Advisor utilizes a multi-disciplined valuation methodology to identify companies that are trading below intrinsic value or that may have been overlooked by the marketplace. The Advisor evaluates portfolio companies using fundamental, bottom-up research. The Advisor also seeks to preserve capital in down markets and to diversify the Fund’s portfolio in traditional, as well as relative, value-oriented investments.

The portfolio managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and to hold each stock until it has returned to favor in the market and the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the portfolio managers look for companies with earnings, cash flows and/or assets that are not accurately reflected in the companies’ market values. The managers may also consider whether the companies’ securities have a favorable dividend and/or interest-paying history and whether such payments are expected to continue.

The portfolio managers may sell stocks from the fund’s portfolio if they believe:

•	a stock no longer meets their valuation criteria;
•	a stock’s risk parameters outweigh its return opportunity;
•	more attractive alternatives are identified; or
•	specific events alter a stock’s prospects.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of U.S. and foreign small cap companies directly, or indirectly, through other investment companies (including exchange-traded funds) that invest primarily in U.S. and foreign small cap companies. Equity securities in which the Fund and underlying funds may invest include common stocks, securities convertible into common stocks (such as convertible bonds, convertible preferred stocks and warrants), and equity real estate investment trusts (“REITs”). Equity REITs trade like common stocks and invest directly in real estate, or other readily marketable securities that are issued by companies investing in, or that are secured by, real estate or real estate interests. The Fund may invest in foreign small cap companies directly or through depository receipts such as American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while GDRs, in bearer form, may be denominated in other currencies and are designed for use in multiple foreign securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities, while GDRs are foreign receipts evidencing a similar arrangement.

The Fund may invest its remaining assets in equity securities of mid or large cap companies, preferred stocks, or derivative instruments such as put and call options and futures contracts.

How the Funds Compare

Investment Objectives: The investment objectives of the Small Cap Funds are similar. Both the Dean Small Cap Value Fund and the Unified Dean Small Cap Value Fund seek capital appreciation. However, unlike the Dean Fund, the Unified Dean Small Cap Value Fund also seeks dividend income as a secondary objective.

Principal Investment Strategies: While both the Dean Small Cap Value Fund and the Unified Dean Small Cap Value Fund invest at least 80% of their net assets in securities of small capitalization companies, each Fund defines "small cap" differently. In addition, the Unified Dean Small Cap Value Fund seeks to produce income by investing in dividend paying common stocks.

Dean International Fund

Investment Objective: The Dean International Fund seeks to provide long-term capital growth by investing primarily in the common stocks of foreign companies.

Principal Investment Strategies: The Dean International Fund invests primarily in the common stocks of foreign companies. Normally, at least 65% of the Fund's total assets will be invested in the common stocks of foreign companies and securities convertible into the common stocks of foreign companies (such as convertible bonds, convertible preferred stocks and warrants). Generally, the stocks purchased by the Fund are issued by companies located in the United Kingdom, Continental Europe and the Pacific Basin, including Japan, Singapore, Malaysia, Hong Kong and Australia. Under normal market conditions, investments will be made in a minimum of three countries other than the United States. A maximum of 35% of the Fund’s total assets may be invested in American Depositary Receipts.

The Advisor has retained Newton Capital Management Ltd. ("Newton") to manage the investments of the International Fund. Newton’s approach to investing is described as active stock and bond selection within a global framework. Newton’s philosophy is based on a firm belief that no company, market or economy can be considered in isolation; each must be understood within a global context. One of Newton’s key strengths is its ability, through its global industry analysts, to conduct fundamental research across markets and not simply within the narrow confines of geographic borders. Newton’s strategy group, providing an economic and strategic backdrop to the stock selection process, attempts to encapsulate major trends and themes which act as a stimulus to the investment process, highlighting areas of opportunity. The industry analysts, stimulated by the strategic and thematic debate, look across their global sector to identify good quality companies on attractive valuations. Interaction between the global industry analysts, regional specialists (who bring in a regional and local perspective) and global fund managers is fostered through Newton’s flat structure, single office location and multidisciplinary nature of the team - a structure that encourages creative thinking, fluid communication and swift implementation of ideas without the impediment of distance or different time zones. Newton’s strong team-based investment process underpins all investment decisions. This highly disciplined process has proven to be effective over different market conditions and time and has led to consistently strong performance for Newton’s clients.

Thus, Newton’s approach seeks to identify attractively priced companies that possess a sustainable competitive advantage and, in order to do this, Newton searches for two criteria that it believes are paramount:

Quality: In Newton’s opinion, quality of management, earnings and balance sheet is present.

Price: In Newton’s opinion, the current share price undervalues the company’s future prospects.

Newton’s global strategic framework allows its fund mangers to construct portfolios drawing on the house themes, expected trends, views on individual markets and the best ideas from research. The underlying themes assist the fund managers in reaching a view as to which stocks they wish to over/underweight in order to achieve significant outperformance in the long term.

Unified Dean International Fund

Investment Objective: The Unified Dean International Fund seeks long-term capital appreciation.

Principal Investment Strategies: The Unified Dean International Fund invests primarily in equity securities of foreign companies. Generally, the stocks purchased by the Fund are issued by companies located in the United Kingdom, Continental Europe and the Pacific Basin, including Japan, Singapore, Malaysia, Hong Kong and Australia. Newton also will serve as investment sub-advisor to the Unified Dean International Fund. Newton reviews global sectors to identify good quality companies with attractive valuations.

Newton’s approach to investing is active stock selection within a global framework. Newton’s philosophy is based on the belief that no company, market or economy can be considered in isolation, instead each must be understood within a global context. Newton, through its global industry analysts, conducts fundamental research across markets rather than within the narrow confines of geographic borders. Newton’s investment approach seeks to identify attractively priced companies that possess a sustainable competitive advantage and, in order to do this, Newton searches for two criteria that it believes are paramount:

Quality: In Newton’s opinion, quality of management, earnings and balance sheet is present.

Price: In Newton’s opinion, the current share price undervalues the company’s future prospects.

Newton relies on its strong, team-based investment process in making investment decisions on behalf of the Fund. Newton’s analysts provide an economic and strategic backdrop to its stock selection process, by attempting to encapsulate major trends and themes that act as a stimulus to the investment process and to highlight areas of opportunity. Newton believes that interaction among its global industry analysts, regional specialists (who have a regional and local perspective) and global portfolio managers encourages creative thinking, fluid communication and swift implementation of ideas without the impediment of distance or different time zones. Newton’s global strategic framework allows its portfolio managers to construct the Fund’s portfolio drawing on internal themes, expected trends, views on individual markets and their best ideas from research. These underlying themes assist the Fund’s portfolio managers in selecting the stocks that they will believe will outperform over the long term.

Under normal circumstances, at least 65% of the Fund’s total assets will be invested in equity securities of foreign companies directly, or indirectly, through other investment companies (including exchange-traded funds) that invest in equity securities of foreign companies. Equity securities in which the Fund may invest include common stocks and securities convertible into common stocks (such as convertible bonds, convertible preferred stocks and warrants). The Fund may invest in foreign securities through depository receipts such as American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while GDRs, in bearer form, may be denominated in other currencies and are designed for use in multiple foreign securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities, while GDRs are foreign receipts evidencing a similar arrangement. Under normal market conditions, the Fund will invest in foreign companies located in a minimum of three countries other than the United States. The Fund may invest up to 10% of its total assets in securities of issuers in emerging market countries.

The International Fund may invest up to 35% of its total assets in securities other than investments in foreign equity securities. For example, in Newton’s discretion, the Fund may invest in domestic equity securities (including real estate investment trusts (“REITs”)), domestic and foreign preferred stocks and bonds, as well as in securities issued by other investment companies (including exchange-traded funds) that invest in U.S. companies. Equity REITs trade like common stocks and invest directly in real estate, or other readily marketable securities that are issued by companies investing in, or that are secured by, real estate or real estate interests. The International Fund may invest in derivative instruments such as put and call options and futures contracts, and it may attempt to hedge currency risk arising out of its investments in securities denominated in foreign currencies by investing in foreign currencies, currency futures contracts, forward foreign currency exchange contracts, options thereon, or any combination thereof.

How the Funds Compare

Investment Objectives and Principal Investment Strategies: ~~The~~Both Funds seek to achieve capital appreciation by investing in equity securities of foreign companies. While the investment ~~objectives and strategies of the Dean International Fund and the Unified Dean International Fund are substantially similar.~~strategies of the Funds may appear to differ, both Funds are managed by the same sub-adviser and are, in practice, managed in the same manner.

For a discussion of the risks of investing in the Dean Funds and the Unified Dean Funds, please see PRINCIPAL RISKS in this Proxy Statement/Prospectus.

The Funds' Performance

The following information shows the past performance of each Dean Fund and each Unified Dean Fund. The Bar Chart and Average Annual Return Table show the variability of the returns of each Dean Fund and the corresponding Unified Dean Fund, which is one indicator of the risks of investing in the Funds. The Unified Dean Funds have not yet commenced operations. However, if approved by shareholders, each Unified Dean Fund will acquire all of the assets and liabilities of the corresponding Dean Fund. In addition, each Unified Dean Fund will assume the performance history of the corresponding Dean Fund. Consequently, the performance shown below for each Unified Dean Fund is actually the performance of the corresponding Dean Fund. The advisor and the portfolio managers of the Unified Dean Funds are same as for the Dean Funds and they will continue to manage the Unified Dean Funds after the Reorganization.

Bar Chart.

The Bar Chart shows changes in each Fund’s returns from year to year. The returns shown in the Bar Chart do not reflect the sales loads imposed in connection with the purchase and/or redemption of a Fund’s shares. If included, these charges would have decreased the returns shown below. Of course, a Fund’s past performance (before and after taxes) is not necessarily an indication of the Fund’s future performance.

Dean Large Cap Value Fund

Best Quarter	2nd Quarter 2003 ~~28.84~~24.84%
Worst Quarter	3rd Quarter 2002 -24.91%

Dean Balanced Fund

Best Quarter	2nd Quarter 2003 17.99%
Worst Quarter	3rd Quarter 2002 -16.23%

Unified Dean Large Cap Value Fund

The Unified Dean Large Cap Value Fund will assume the performance history of the Dean Large Cap Value Fund. Consequently, the performance shown below for the Unified Dean Large Cap Value Fund is actually the performance of the Dean Large Cap Value Fund.

Best Quarter	2nd Quarter 2003 ~~28.84~~24.84%
Worst Quarter	3rd Quarter 2002 -24.91%

Average Annual Total Returns (for the periods ended 12/31/2006)

This table shows each Fund's average annual total returns and after-tax returns over the past one and five years (if applicable) or since inception. The table includes the effects of Fund expenses and is intended to provide you with some indication of the risks of investing in each Fund by comparing each Fund’s performance with an appropriate widely recognized securities index that is described in a footnote to the table. An index does not reflect fees or expenses. It is not possible to invest directly in an index. Past performance, before and after taxes, is not an indication of future results.

Dean Large Cap Value Fund	1 Year	5 Years	Since Fund Started on May 28, 1997
Return Before Taxes	8.32%	1.50%	3.77%
Return After Taxes on Distributions[1]	8.32%	1.25%	3.16%
Return After Taxes on Distributions and Sale of Fund Shares	5.41%	1.09%	2.90%
Russell 1000 Index[2]	15.46%	6.82%	7.58%
Russell 1000 Value Index[3]	22.25%	10.86%	10.17%
Dean Balanced Fund	1 Year	5 Years	Since Fund Started on ~~August 1,~~May 31, 1997
Return Before Taxes	4.75%	2.23%	3.74%
Return After Taxes on Distributions[1]	4.44%	1.48%	2.72%
Return After Taxes on Distributions and Sale of Fund Shares[2]	3.08%	1.41%	2.59%
Russell 1000 Index[2]	15.46%	6.82%	7.58%
Russell 1000 Value Index[3]	22.35%	18.75%	10.17%
Lehman Brothers Intermediate Government/Corporate Bond Index[4]	4.08%	4.53%	5.85%
Unified Dean Large Cap Value Fund	1 Year	5 Years	Since Fund Started on May 28, 1997
Return Before Taxes	8.32%	1.50%	3.77%
Return After Taxes on Distributions[1]	8.32%	1.24%	3.16%
Return After Taxes on Distributions and Sale of Fund Shares	5.41%	1.09%	2.90%
Russell 1000 Index[2]	15.46%	6.82%	7.58%
Russell 1000 Value Index[3]	22.25%	18.75%	10.17%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The Russell 1000 Index is an unmanaged index comprised of the 1,000 largest U.S. domiciled publicly-traded common stocks in the Russell 3000 Index (an unmanaged index of the 3,000 largest U.S. domiciled publicly-traded common stocks by total market capitalization representing approximately 98% of the U.S. publicly-traded equity market.) The returns of this Index do not reflect deductions for fees, expenses or taxes.

(3) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The returns of this Index do not reflect deductions for fees, expenses or taxes.

(4) The Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index generally representative of intermediate bonds. The returns of the Lehman Brothers Intermediate Government/Corporate Bond Index do not reflect deductions for fees, expenses or taxes.

Bar Chart.

The Bar Chart shows changes in each Fund’s returns from year to year. The returns shown in the Bar Chart do not reflect the sales loads imposed in connection with the purchase and/or redemption of a Fund’s shares. If included, these charges would have decreased the returns shown below. Of course, a Fund’s past performance (before and after taxes) is not necessarily an indication of the Fund’s future performance.

Dean Small Cap Value Fund

Best Quarter	2nd Quarter 2003 22.20%
Worst Quarter	3rd Quarter 2002 -27.23%

Unified Dean Small Cap Value Fund

The Unified Dean Small Cap Value Fund will assume the performance history of the Dean Small Cap Value Fund. Consequently, the performance shown below for the Unified Dean Small Cap Value Fund is actually the performance of the Dean Small Cap Value Fund.

Best Quarter	2nd Quarter 2003 22.20%
Worst Quarter	3rd Quarter 2002 -27.23%

Average Annual Total Returns (for the periods ended 12/31/2006)

This table shows each Fund's average annual total returns and after-tax returns over the past one and five years (if applicable) or since inception. The table includes the effects of Fund expenses and is intended to provide you with some indication of the risks of investing in each Fund by comparing each Fund’s performance with an appropriate widely recognized securities index that is described in a footnote to the table. An index does not reflect fees or expenses. It is not possible to invest directly in an index. Past performance, before and after taxes, is not an indication of future results.

Dean Small Cap Value Fund	1 Year	5 Years	Since Fund Started on May 28, 1997
Return Before Taxes	5.47%	9.23%	8.39%
Return After Taxes on Distributions[1]	4.69%	8.05%	7.23%
Return After Taxes on Distributions and Sale of Fund Shares	4.51%	7.59%	6.79%
Russell 2000 Index[2]	18.37%	11.39%	9.31%
Russell 2000 Value Index[3]	23.48%	15.37%	12.91%
Unified Dean Small Cap Value Fund	1 Year	5 Years	Since Fund Started on May 28, 1997
Return Before Taxes	5.47%	9.23%	8.39%
Return After Taxes on Distributions[1]	4.69%	8.05%	7.23%
Return After Taxes on Distributions and Sale of Fund Shares	4.51%	7.59%	6.79%
Russell 2000 Index[2]	18.37%	11.39%	9.31%
Russell 2000 Value Index[3]	23.48%	15.37%	12.91%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The Russell 2000 Index is an unmanaged index comprised of the 2,000 smallest U.S. domiciled publicly-traded common stocks in the Russell 3000 Index. The returns of this Index do not reflect deductions for fees, expenses or taxes.

(3) The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The returns of these Indexes do not reflect deductions for fees, expenses or taxes. The returns of this Index do not reflect deductions for fees, expenses or taxes.

Bar Chart.

The Bar Chart shows changes in each Fund’s returns from year to year. The returns shown in the Bar Chart do not reflect the sales loads imposed in connection with the purchase and/or redemption of a Fund’s shares. If included, these charges would have decreased the returns shown below. Of course, a Fund’s past performance (before and after taxes) is not necessarily an indication of the Fund’s future performance.

Dean International Fund

Best Quarter	4th Quarter 1999 43.27%
Worst Quarter	3rd Quarter 2002 -20.07%

Unified Dean International Fund

The Unified Dean International Fund will assume the performance history of the Dean International Fund. Consequently, the performance shown below for the Unified Dean International Fund is actually the performance of the Dean International Fund.

Best Quarter	4th Quarter 1999 43.27%
Worst Quarter	3rd Quarter 2002 -20.07%

Average Annual Total Returns (for the periods ended 12/31/2006)

This table shows each Fund's average annual total returns and after-tax returns over the past one and five years (if applicable) or since inception. The table includes the effects of Fund expenses and is intended to provide you with some indication of the risks of investing in each Fund by comparing each Fund’s performance with an appropriate widely recognized securities index that is described in a footnote to the table. An index does not reflect fees or expenses. It is not possible to invest directly in an index. Past performance, before and after taxes, is not an indication of future results.

Dean International Fund	1 Year	5 Years	Since Fund Started on October 13, 1997
Return Before Taxes	13.80%	12.95%	9.89%
Return After Taxes on Distributions[1]	13.72%	12.44%	8.27%
Return After Taxes on Distributions and Sale of Fund Shares	8.97%	10.99%	7.65%
Morgan Stanley Europe, Australia and Far East[2]	26.97%	15.86%	7.05%
Unified Dean International Fund	1 Year	5 Years	Since Fund Started on October 13, 1997
Return Before Taxes	13.80%	12.95%	9.89%
Return After Taxes on Distributions[1]	13.72%	12.44%	8.27%
Return After Taxes on Distributions and Sale of Fund Shares	8.97%	10.99%	7.65%
Morgan Stanley Europe, Australia and Far East[2]	26.97%	15.86%	7.05%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The Morgan Stanley EAFE Index is an unmanaged index which tracks the market performance of small, medium and large capitalization companies in Europe, Australia and the Far East. The returns of this Index do not reflect deductions for fees, expenses or taxes.

~~Investment Objectives~~

~~This section will help you compare the investment objectives and principal investment strategies of each Dean Fund with those of the corresponding Unified Dean Fund This section also describes the key differences, if any, between the Funds. Please be aware that this is only a brief discussion. More complete information may be found in each Fund's prospectus.~~

~~Dean Large Cap Value Fund~~

~~Investment Objective: The Dean Large Cap Value Fund seeks to provide capital appreciation and dividend income over the long-term by investing primarily in the common stocks of large companies.~~

~~Principal Investment Strategies: The Dean Large Cap Value Fund invests primarily in the common stocks of large companies, specifically companies that have a market capitalization of greater than $5 billion at the time of investment. Normally, at least 80% of the Large Cap Value Fund's assets will be invested in common stocks of large companies or securities convertible into common stocks of large companies (such as convertible bonds, convertible preferred stocks and warrants). Shareholders will be provided with at least 60 days’ prior notice of any change in this policy.~~

~~The Advisor follows a "value" investing approach. The Advisor believes that buying domestic and dollar denominated companies below intrinsic value with margins of safety is essential to investing success. Its long term approach exploits market inefficiency created by investor near-term misperceptions or undiscovered investment opportunities. Its portfolio managers identify investment opportunities by employing a disciplined, fundamental, research driven process. Its investment strategies are designed to provide competitive results over a long term investment horizon with lower volatility. Emphasis is placed on purchasing stocks that are selling below intrinsic value, have strong or improving financials and have identifiable catalysts.~~

~~Dean Balanced Fund~~

~~Investment Objective: The Dean Balanced Fund seeks to preserve capital while producing a high total return by allocating its assets among equity securities, fixed-income securities and money market instruments.~~

~~Principal Investment Strategies: The Dean Balanced Fund attempts to achieve growth of capital through its investments in equity securities. The Fund attempts to earn current income and at the same time achieve moderate growth of capital and/or reduce fluctuation in the net asset value of its shares by investing a portion of its assets in fixed-income securities. The Fund also attempts to earn current income and reduce fluctuation in the net asset value of its shares by investing a portion of its assets in money market instruments.~~

~~Normally, the asset mix of the Balanced Fund will range between 40%-75% in common stocks and securities convertible into common stocks, and 25%-60% in preferred stocks, bonds and money market instruments. Moderate shifts between asset classes are made in an attempt to maximize returns or reduce risk.~~

~~The Advisor follows a "value" investing approach. The Advisor believes that buying domestic and dollar denominated companies below intrinsic value with margins of safety is essential to investing success. Its long term approach exploits market inefficiency created by investor near-term misperceptions or undiscovered investment opportunities. Its portfolio managers identify investment opportunities by employing a disciplined, fundamental, research driven process. Its investment strategies are designed to provide competitive results over a long term investment horizon with lower volatility. Emphasis is placed on purchasing stocks that are selling below intrinsic value, have strong or improving financials and have identifiable catalysts.~~

~~The Fund attempts to achieve growth of capital through its investments in equity securities. The equity securities that the Fund may purchase consist of common stocks or securities having characteristics of common stocks (such as convertible preferred stocks, convertible debt securities or warrants) of domestic issuers. The equity selection approach of the Fund can best be described in the vernacular of the investment business as a "value" orientation. That is, emphasis is placed on purchasing stocks that are selling below intrinsic value, have strong or improving financials and have identifiable catalysts.~~

~~The Fund attempts to earn current income and at the same time achieve moderate growth of capital and/or reduce fluctuation in the net asset value of its shares by investing a portion of its assets in fixed-income securities. The fixed-income securities that the Fund may purchase include U.S. Government obligations and corporate debt securities (such as bonds and debentures) maturing in more than one year from the date of purchase and preferred stocks of domestic issuers. Corporate debt securities and preferred stock purchased by the Fund will be rated at the time of purchase in the four highest grades (Aaa, Aa, A or Baa) assigned by Moody's Investors Service, Inc. (“Moody’s”) or the four highest grades (AAA, AA, A or BBB) assigned by Standard & Poor's Ratings Group (“S&P”) or will be determined by the Advisor to be of comparable quality if unrated.~~

~~The Fund also attempts to earn current income and reduce fluctuation in the net asset value of its shares by investing a portion of its assets in money market instruments. The money market instruments that the Fund may purchase consist of short-term (i.e., maturing in one year or less from the date of purchase) dollar-denominated debt obligations which (1) are U.S. Government obligations, (2) are issued by domestic banks, or (3) are issued by domestic corporations. Debt obligations issued by domestic banks or corporations and purchased by the Fund will be rated at least Prime-2 by Moody's or A-2 by S&P, will have an outstanding issue of debt securities rated at least A by Moody's or S&P, or will be of comparable quality in the opinion of the Advisor. Money market instruments also include repurchase agreements collateralized by U.S. Government obligations and shares of money market funds.~~

~~Unified Dean Large Cap Value Fund~~

~~Investment Objective: The Unified Dean Large Cap Value Fund seeks long-term capital appreciation and, secondarily, dividend income.~~

~~Principal Investment Strategies: Unified Dean Large Cap Value Fund invests primarily in the common stocks of large capitalization companies. Dean defines large cap companies as those that fall within the largest 70% of the Russell 3000 Index at the time of investment. The Advisor utilizes a multi-disciplined valuation methodology to identify companies that are trading below intrinsic value or that may have been overlooked by the marketplace. The Advisor evaluates portfolio companies using fundamental, bottom-up research. The Advisor also seeks to preserve capital in down markets and to diversify the Fund’s portfolio in traditional, as well as relative, value-oriented investments.~~

~~The portfolio managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and to hold each stock until it has returned to favor in the market and the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.~~

~~Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the portfolio managers look for companies with earnings, cash flows and/or assets that are not accurately reflected in the companies’ market values. The managers may also consider whether the companies’ securities have a favorable dividend and/or interest-paying history and whether such payments are expected to continue.~~

~~The portfolio managers may sell stocks from the fund’s portfolio if they believe:~~

~~•~~	~~a stock no longer meets their valuation criteria;~~
~~•~~	~~a stock’s risk parameters outweigh its return opportunity;~~
~~•~~	~~more attractive alternatives are identified; or~~
~~•~~	~~specific events alter a stock’s prospects.~~

~~Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of U.S. and foreign large cap companies directly, or indirectly, through other investment companies (including exchange-traded funds) that invest primarily in U.S. and foreign large cap companies. Equity securities in which the Fund and underlying funds may invest include common stocks, securities convertible into common stocks (such as convertible bonds, convertible preferred stocks and warrants), and equity real estate investment trusts (“REITs”). Equity REITs trade like common stocks and invest directly in real estate, or other readily marketable securities that are issued by companies investing in, or that are secured by, real estate or real estate interests. The Fund may invest in foreign large cap companies directly or through depository receipts such as American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while GDRs, in bearer form, may be denominated in other currencies and are designed for use in multiple foreign securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities, while GDRs are foreign receipts evidencing a similar arrangement.~~

~~The Fund may invest its remaining assets in equity securities of small-cap or mid-cap companies, preferred stocks, or derivative instruments such as put and call options and futures contracts.~~

~~How the Funds Compare~~

~~Investment Objectives: Both the Dean Large Cap Value Fund and the Unified Dean Large Cap Value Fund seek capital appreciation and dividend income. The investment objective of the Dean Balanced Fund is different than the investment objective of the other two Funds. Rather then capital appreciation, the Dean Balanced Fund seeks capital preservation while producing a high total return.~~

~~Principal Investment Strategies: The principal strategies of the Funds also are similar, but differ in several aspects. While both the Dean Large Cap Value Fund and the Unified Dean Large Cap Value Fund invest at least 80% of their net assets in securities of large capitalization companies, each Fund defines "large cap" differently. In addition, the Dean Balanced Fund allocates its assets among equity securities, fixed income securities and money market instruments. By contrast, the Unified Dean Large Cap Value Fund primarily invests in equity securities.~~

~~Dean Small Cap Value Fund~~

~~Investment Objective: The Dean Small Cap Value Fund seeks to provide capital appreciation by investing primarily in the common stocks of small companies.~~

~~Principal Investment Strategies: The Small Cap Value Fund invests primarily in the common stocks of small companies, those companies with a market capitalization of $2 billion or less at the time of investment. Normally, the Small Cap Value Fund will invest at least 80% of its assets in common stocks of small companies or securities convertible into common stocks of small companies (such as convertible bonds, convertible preferred stocks and warrants). However, the Fund may invest a portion of its assets in common stocks of larger companies. Shareholders will be provided with at least 60 days’ prior notice of any change in this policy.~~

~~The Advisor follows a "value" investing approach. The Advisor believes that buying domestic and dollar denominated companies below intrinsic value with margins of safety is essential to investing success. Its long term approach exploits market inefficiency created by investor near-term misperceptions or undiscovered investment opportunities. Its portfolio managers identify investment opportunities by employing a disciplined, fundamental, research driven process. Its investment strategies are designed to provide competitive results over a long term investment horizon with lower volatility. Emphasis is placed on purchasing stocks that are selling below intrinsic value, have strong or improving financials and have identifiable catalysts.~~

~~Unified Dean Small Cap Value Fund~~

~~Investment Objective: The Unified Dean Small Cap Value Fund seeks long-term capital appreciation and, secondarily, dividend income.~~

~~Principal Investment Strategies: The Small Cap Value Fund invests primarily in the common stocks of small capitalization companies. Small cap companies are defined as those that fall within the smallest 10% of the Russell 3000 Index at the time of investment. The Advisor utilizes a multi-disciplined valuation methodology to identify companies that are trading below intrinsic value or that may have been overlooked by the marketplace. The Advisor evaluates portfolio companies using fundamental, bottom-up research. The Advisor also seeks to preserve capital in down markets and to diversify the Fund’s portfolio in traditional, as well as relative, value-oriented investments.~~

~~The portfolio managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and to hold each stock until it has returned to favor in the market and the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.~~

~~Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the portfolio managers look for companies with earnings, cash flows and/or assets that are not accurately reflected in the companies’ market values. The managers may also consider whether the companies’ securities have a favorable dividend and/or interest-paying history and whether such payments are expected to continue.~~

~~The portfolio managers may sell stocks from the fund’s portfolio if they believe:~~

~~•~~	~~a stock no longer meets their valuation criteria;~~
~~•~~	~~a stock’s risk parameters outweigh its return opportunity;~~
~~•~~	~~more attractive alternatives are identified; or~~
~~•~~	~~specific events alter a stock’s prospects.~~

~~Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of U.S. and foreign small cap companies directly, or indirectly, through other investment companies (including exchange-traded funds) that invest primarily in U.S. and foreign small cap companies. Equity securities in which the Fund and underlying funds may invest include common stocks, securities convertible into common stocks (such as convertible bonds, convertible preferred stocks and warrants), and equity real estate investment trusts (“REITs”). Equity REITs trade like common stocks and invest directly in real estate, or other readily marketable securities that are issued by companies investing in, or that are secured by, real estate or real estate interests. The Fund may invest in foreign small cap companies directly or through depository receipts such as American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while GDRs, in bearer form, may be denominated in other currencies and are designed for use in multiple foreign securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities, while GDRs are foreign receipts evidencing a similar arrangement.~~

~~The Fund may invest its remaining assets in equity securities of mid or large cap companies, preferred stocks, or derivative instruments such as put and call options and futures contracts.~~

~~How the Funds Compare~~

~~Investment Objectives: The investment objectives of the Small Cap Funds are similar. Both the Dean Small Cap Value Fund and the Unified Dean Small Cap Value Fund seek capital appreciation. However, unlike the Dean Fund, the Unified Dean Small Cap Value Fund also seeks dividend income as a secondary objective.~~

~~Principal Investment Strategies: While both the Dean Small Cap Value Fund and the Unified Dean Small Cap Value Fund invest at least 80% of their net assets in securities of small capitalization companies, each Fund defines "small cap" differently.~~

~~Dean International Fund~~

~~Investment Objective: The Dean International Fund seeks to provide long-term capital growth by investing primarily in the common stocks of foreign companies.~~

~~Principal Investment Strategies: The Dean International Fund invests primarily in the common stocks of foreign companies. Normally, at least 65% of the Fund's total assets will be invested in the common stocks of foreign companies and securities convertible into the common stocks of foreign companies (such as convertible bonds, convertible preferred stocks and warrants). Generally, the stocks purchased by the Fund are issued by companies located in the United Kingdom, Continental Europe and the Pacific Basin, including Japan, Singapore, Malaysia, Hong Kong and Australia. Under normal market conditions, investments will be made in a minimum of three countries other than the United States. A maximum of 35% of the Fund’s total assets may be invested in American Depositary Receipts.~~

~~The Advisor has retained Newton Capital Management Ltd. ("Newton") to manage the investments of the International Fund. Newton’s approach to investing is described as active stock and bond selection within a global framework. Newton’s philosophy is based on a firm belief that no company, market or economy can be considered in isolation; each must be understood within a global context. One of Newton’s key strengths is its ability, through its global industry analysts, to conduct fundamental research across markets and not simply within the narrow confines of geographic borders. Newton’s strategy group, providing an economic and strategic backdrop to the stock selection process, attempts to encapsulate major trends and themes which act as a stimulus to the investment process, highlighting areas of opportunity. The industry analysts, stimulated by the strategic and thematic debate, look across their global sector to identify good quality companies on attractive valuations. Interaction between the global industry analysts, regional specialists (who bring in a regional and local perspective) and global fund managers is fostered through Newton’s flat structure, single office location and multidisciplinary nature of the team - a structure that encourages creative thinking, fluid communication and swift implementation of ideas without the impediment of distance or different time zones. Newton’s strong team-based investment process underpins all investment decisions. This highly disciplined process has proven to be effective over different market conditions and time and has led to consistently strong performance for Newton’s clients.~~

~~Thus, Newton’s approach seeks to identify attractively priced companies that possess a sustainable competitive advantage and, in order to do this, Newton searches for two criteria that it believes are paramount:~~

~~Quality: In Newton’s opinion, quality of management, earnings and balance sheet is present.~~

~~Price: In Newton’s opinion, the current share price undervalues the company’s future prospects.~~

~~Newton’s global strategic framework allows its fund mangers to construct portfolios drawing on the house themes, expected trends, views on individual markets and the best ideas from research. The underlying themes assist the fund managers in reaching a view as to which stocks they wish to over/underweight in order to achieve significant outperformance in the long term.~~

~~Unified Dean International Fund~~

~~Investment Objective: The Unified Dean International Fund seeks long-term capital appreciation.~~

~~Principal Investment Strategies: The Unified Dean International Fund invests primarily in equity securities of foreign companies. Generally, the stocks purchased by the Fund are issued by companies located in the United Kingdom, Continental Europe and the Pacific Basin, including Japan, Singapore, Malaysia, Hong Kong and Australia. Newton also will serve as investment sub-advisor to the Unified Dean International Fund. Newton reviews global sectors to identify good quality companies with attractive valuations.~~

~~Newton’s approach to investing is active stock selection within a global framework. Newton’s philosophy is based on the belief that no company, market or economy can be considered in isolation, instead each must be understood within a global context. Newton, through its global industry analysts, conducts fundamental research across markets rather than within the narrow confines of geographic borders. Newton’s investment approach seeks to identify attractively priced companies that possess a sustainable competitive advantage and, in order to do this, Newton searches for two criteria that it believes are paramount:~~

~~Quality: In Newton’s opinion, quality of management, earnings and balance sheet is present.~~

~~Price: In Newton’s opinion, the current share price undervalues the company’s future prospects.~~

~~Newton relies on its strong, team-based investment process in making investment decisions on behalf of the Fund. Newton’s analysts provide an economic and strategic backdrop to its stock selection process, by attempting to encapsulate major trends and themes that act as a stimulus to the investment process and to highlight areas of opportunity. Newton believes that interaction among its global industry analysts, regional specialists (who have a regional and local perspective) and global portfolio managers encourages creative thinking, fluid communication and swift implementation of ideas without the impediment of distance or different time zones. Newton’s global strategic framework allows its portfolio managers to construct the Fund’s portfolio drawing on internal themes, expected trends, views on individual markets and their best ideas from research. These underlying themes assist the Fund’s portfolio managers in selecting the stocks that they will believe will outperform over the long term.~~

~~Under normal circumstances, at least 65% of the Fund’s total assets will be invested in equity securities of foreign companies directly, or indirectly, through other investment companies (including exchange-traded funds) that invest in equity securities of foreign companies. Equity securities in which the Fund may invest include common stocks and securities convertible into common stocks (such as convertible bonds, convertible preferred stocks and warrants). The Fund may invest in foreign securities through depository receipts such as American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while GDRs, in bearer form, may be denominated in other currencies and are designed for use in multiple foreign securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities, while GDRs are foreign receipts evidencing a similar arrangement. Under normal market conditions, the Fund will invest in foreign companies located in a minimum of three countries other than the United States. The Fund may invest up to 10% of its total assets in securities of issuers in emerging market countries.~~

~~The International Fund may invest up to 35% of its total assets in securities other than investments in foreign equity securities. For example, in Newton’s discretion, the Fund may invest in domestic equity securities (including real estate investment trusts (“REITs”)), domestic and foreign preferred stocks and bonds, as well as in securities issued by other investment companies (including exchange-traded funds) that invest in U.S. companies. Equity REITs trade like common stocks and invest directly in real estate, or other readily marketable securities that are issued by companies investing in, or that are secured by, real estate or real estate interests. The International Fund may invest in derivative instruments such as put and call options and futures contracts, and it may attempt to hedge currency risk arising out of its investments in securities denominated in foreign currencies by investing in foreign currencies, currency futures contracts, forward foreign currency exchange contracts, options thereon, or any combination thereof.~~

~~How the Funds Compare~~

~~Investment Objectives and Principal Investment Strategies: The investment objectives and strategies of the Dean International Fund and the Unified Dean International Fund are substantially similar.~~

~~For a discussion of the risks of investing in the Dean Funds and the Unified Dean Funds, please see PRINCIPAL RISKS in this Proxy Statement/Prospectus.~~

Investment Limitations

This section will help you contrast the fundamental and non-fundamental investment policies and restrictions of the Dean Funds and the Unified Dean Funds.

Fundamental Investment Limitations

Listed below are the fundamental investment limitations adopted by each of the Funds. These limitations cannot be changed without the consent of the holders of a majority of each Fund’s outstanding shares. The term “majority of the outstanding shares” means the vote of (i) 67% or more of the Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares, whichever is less.

The Dean Funds and the Unified Dean Funds have adopted the following fundamental investment limitations.

1.	Borrowing Money.

Dean Funds:       The Dean Funds will not borrow money, except from a bank, provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of the Funds. The Funds will not make any borrowing which would cause its outstanding borrowings to exceed one-third of the value of its total assets. The purchase of when-issued securities does not constitute a borrowing of money.

Unified Dean Funds:       Each Unified Dean Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

Comparison:       The policy of the Dean Funds is more restrictive. The Dean Funds may borrow only from a bank, whereas the Unified Dean Funds may borrow from a bank or other persons, provided the borrowing is for temporary purposes only and in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made.

2.	Pledging.

Dean Funds:       The Dean Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any security owned or held by the Funds except as may be necessary in connection with borrowings described in limitation (1) above. The Funds will not mortgage, pledge or hypothecate more than one-third of their assets in connection with borrowings.

Unified Dean Funds:       The Unified Dean Funds do not have a corresponding fundamental policy regarding pledging.

Comparison:       The Unified Dean Funds have adopted a non-fundamental policy regarding pledging. See Non-Fundamental Investment Limitations below. Unlike the policy of the Dean Funds, however, the policy of the Unified Dean Funds is more flexible because it provides that margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation. In addition, because the policy of the Unified Dean Funds is non-fundamental, it can be changed at any time by the Board of Trustees without a shareholder vote.

3.	Margin Purchases.

Dean Funds:      The Dean Funds will not purchase any securities or evidences of interest thereon on "margin" (except such short-term credits as are necessary for the clearance of transactions or to the extent necessary to engage in transactions described in the Prospectus and Statement of Additional Information which involve margin purchases).

Unified Dean Funds:       The Unified Dean Funds do not have a corresponding fundamental policy regarding margin purchases.

Comparison:       While the Unified Dean Funds do not have a corresponding fundamental policy, as a matter practice the Funds do not purchase securities on "margin" (except such short-term credits as are necessary for the clearance of transactions or to the extent necessary to engage in transactions described in the Prospectus and Statement of Additional Information which involve margin purchases)

4.	Options.

Dean Funds:      The Dean Funds will not purchase or sell puts, calls, options, futures, straddles, commodities or commodities futures contracts except as described in the Prospectus and Statement of Additional Information.

Unified Dean Funds:       The Unified Dean Funds do not have a corresponding fundamental policy regarding options. However, each Unified Dean Fund has adopted a fundamental policy regarding commodities, which provides that the Funds are not precluded from purchasing or selling options or futures contracts.

Comparison:       The Dean Funds and the Unified Dean Funds have similar policies regarding options, with two exceptions. First, each Dean Fund will not commit more than 5% of its assets to premiums when purchasing call and put options. The Unified Dean Funds do not have this restriction. Second, the policy of the Unified Dean Funds can be changed at any time without shareholder approval, while shareholder approval is required to change the options policy of the Dean Funds.

5.	Real Estate.

Dean Funds:       The Dean Funds will not purchase, hold or deal in real estate or real estate mortgage loans, except that the Funds may purchase (a) securities of companies (other than limited partnerships) which deal in real estate or (b) securities which are secured by interests in real estate.

Unified Dean Funds:       Each Unified Dean Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including REITs).

Comparison:       The policy of the Dean Funds is more restrictive, in that it precludes investments in mortgage-related securities, such as securities issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac") or the Government National Mortgage Association ("Ginnie Mae").

6.	Amount Invested in One Issuer/Diversification.

Dean Funds: Each Dean Fund will not invest more than 5% of its total assets in the securities of any issuer; provided, however, that there is no limitation with respect to investments and obligations issued or guaranteed by the United States Government or its agencies or instrumentalities or repurchase agreements with respect thereto.

Unified Dean Funds: With respect to 75% of its total assets, each Unified Dean Fund will not purchase securities issued by any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities, or securities of other investment companies) if, as a result at the time of such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

Comparison: The policy of the Dean Funds is more restrictive. The Unified Dean Fund's policy applies only to 75% of its total assets and makes an exception for investment companies (e.g., mutual funds). The policy of the Unified Dean Funds is consistent with Section 5(b)(1) of the Investment Company Act of 1940, as amended.

7.	Short Sales.

Dean Funds:       The Dean Funds will not make short sales of securities, or maintain a short position, other than short sales "against the box."

Unified Dean Funds: The Unified Dean Funds do not have a corresponding policy limiting their ability to engage in short sales.

Comparison:       While the Unified Dean Funds do not have a corresponding fundamental policy, the adviser and sub-adviser will in practice follow the same policy.

8.	Mineral Leases.

Dean Funds:      The Dean Funds will not purchase oil, gas or other mineral leases or exploration or development programs.

Unified Dean Funds:       The Unified Dean Funds do not have a corresponding policy regarding their ability to invest in mineral leases.

Comparison:      While the Unified Dean Funds do not have a policy regarding their ability to invest in mineral leases, they do have policy prohibiting the purchase or sale of commodities unless acquired as a result of ownership of securities or other investments. Thus, the Unified Dean Funds could invest in companies that own mineral leases or engage in exploration or development programs as long as the Funds do not own the oil, gas or other minerals directly.

9.	Underwriting.

Dean Funds:       The Dean Funds will not act as underwriters of securities issued by other persons, either directly or through a majority owned subsidiary. This limitation is not applicable to the extent that, in connection with the disposition of its portfolio securities (including restricted securities), the Funds may be deemed an underwriter under certain federal securities laws.

Unified Dean Funds:      Each Unified Dean Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

Comparison: The Dean Funds and the Unified Dean Funds have ~~similar~~substantially identical policies regarding underwriting.

10.	Illiquid Investments.

Dean Funds:       A Dean Funds will not purchase securities which cannot be readily resold to the public because of legal or contractual restrictions on resale or for which no readily available market exists or engage in a repurchase agreement maturing in more than seven days if, as a result thereof, more than 15% of the value of the Fund's net assets would be invested in such securities.

Unified Dean Funds:       The Unified Dean Funds do not have a corresponding fundamental policy regarding illiquid investments.

Comparison:       The Unified Dean Funds have adopted a non-fundamental policy prohibiting the purchase of illiquid or restricted securities. See Non-Fundamental Investment Limitations below. This is more restrictive than the policy of the Dean Funds. Because the policy of the Unified Dean Funds is non-fundamental, it can be changed at any time by the Board of Trustees without a shareholder vote. However, it is the position of the SEC that a mutual fund should not invest more than 15% of its assets in illiquid securities.

11.	Concentration.

Dean Funds:       Each Dean Fund will not invest 25% or more of its total assets in the securities of issuers in any particular industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies or instrumentalities or repurchase agreements with respect thereto.

Unified Dean Funds:     Each Unified Dean Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

Comparison:       The Dean Funds and the Unified Dean Funds have identical policies regarding concentration.

12.	Investing for Control.
Dean Funds:	The Dean Fund will not invest in companies for the purpose of exercising control.

Unified Dean Funds:       The Unified Dean Funds do not have a corresponding policy regarding investing for control.

Comparison:       While the Unified Dean Funds do not have a corresponding fundamental policy, the adviser and sub-adviser will in practice follow the same policy.

13.	Other Investment Companies.

Dean Funds:       Each Dean Fund will not invest more than 10% of its total assets in securities of other investment companies. The Funds will not invest more than 5% of their total assets in the securities of any single investment company.

Unified Dean Funds: The Unified Dean Funds do not have a corresponding policy regarding investing in other investment companies.

Comparison:       While the Unified Dean Funds do not have a corresponding policy regarding investing in other investment companies, it is bound by the limitations on such investments contained in the Investment Company Act of 1940 and the rules thereunder, which are consistent with the policy of the Dean Funds.

14.	Senior Securities.

Dean Funds:       The Dean Funds will not issue or sell any senior security. This limitation is not applicable to short-term credit obtained by the Funds for the clearance of purchases and sales or redemptions of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other similar permitted investments and techniques.

Unified Dean Funds:      Each Unified Dean Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

Comparison:       The Dean Funds and the Unified Dean Funds have adopted substantially similar policies regarding senior securities.

15.	Loans.

Dean Funds:       The Dean Funds will not make loans to other persons, except (a) by loaning portfolio securities, or (b) by engaging in repurchase agreements. For purposes of this limitation, the term "loans" shall not include the purchase of bonds, debentures, commercial paper or corporate notes, and similar marketable evidences of indebtedness.

Unified Dean Funds:      Each Unified Dean Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

Comparison:       The Dean Funds and the Unified Dean Funds have adopted substantially similar policies regarding loans.

16.	Commodities
Dean Funds:	The Dean Funds do not have a policy regarding investing in other commodities.

Unified Dean Funds:       Each Unified Dean Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing or selling options or futures contracts, including commodities futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

Comparison:	The Unified Dean Funds have a more restrictive policy.

With respect to the percentages adopted by the Trust as maximum limitations on each Fund's investment policies and restrictions, an excess above the fixed percentage (except for the percentage limitations relative to the borrowing of money and the holding of illiquid securities) will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.

In regard to borrowing money, generally, borrowings are used to cover over-drafts that the Dean Funds may experience.

With respect to the percentages adopted by Unified Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by Unified Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Unified Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

Non-Fundamental Investment Limitation

The following investment limitations are non-fundamental investment limitations of the Funds. Non-fundamental limitations may be changed at any time by the Fund’s Board of Trustees. Shareholders are notified before any material change in these limitations becomes effective.

1.	Pledging.

Dean Funds:       The Dean Funds have adopted a fundamental investment limitations regarding pledging, which is discussed in (2) above .

Unified Dean Funds:       Each Unified Dean Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in fundamental limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

Comparison.       Unlike the policy of the Dean Funds policy, the policy of the Unified Dean Funds provides that margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2.	Borrowing.

Dean Funds:      The Dean Funds have not adopted non-fundamental investment limitations regarding borrowing

Unified Dean Funds:      Each Unified Dean Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

Comparison:       The Dean Funds may borrow at any time provided such borrowing complies with fundamental limitation (1) above.

3.	Illiquid Securities.

Dean Funds:      The Dean Funds have not adopted non-fundamental investment limitations regarding illiquid securities.

Unified Dean Funds:	The Unified Dean Funds will not purchase illiquid or restricted securities.
Comparison:	The policy of the Unified Dean Funds is more restrictive.

The Funds' Purchase, Exchange and Redemption Procedures

Because Unified Fund Services, Inc. ("Unified") provides administrative, accounting and transfer agency services for both the Dean Funds and the Unified Dean Funds, each Fund's purchase, exchange and redemption procedures are ~~similar~~substantially identical. The Funds policies regarding valuation, frequent trading and dividends, however, do differ.. These procedures, as well as other features related to investing in the Funds, are summarized below. A more complete description can be found in prospectuses for the Dean Funds and the Unified Dean Funds.

Share Classes.

Both the Dean Funds and the Unified Dean Funds offer one class of shares. Prior to October 27, 2006, the Dean Funds offered Class A and Class C shares. Effective October 30, 2006, Dean Fund Class C shares were reclassified as Class A shares. At the time of the Reorganizations, Class A shareholders of the Dean Funds will receive shares of the single class offered by the Unified Dean Funds.

As discussed above under Fees and Expenses, each Fund has identical initial sales charges, but different distribution and shareholder servicing fees. The minimum initial investment for each Fund is $1,000 ($250 for Tax Deferred Retirement Plans and $50 for investments through the Automatic Investment Plan). Subsequent investments in the Automatic Investment Plan must be in amounts of at least $50. The Unified Dean Funds may open accounts for less than the minimum investment or change minimum investment requirements at any time without notice to shareholders.

Pricing Fund Shares

Each Fund’s share price (also called “NAV”) and offering price (NAV plus a sales charge, if applicable) is determined as of the close of trading (normally 4:00 p.m. ET) every day the New York Stock Exchange ("NYSE") is open. Each Fund calculates its NAV per share, generally using market prices, by dividing the total value of its net assets by the number of shares outstanding. Shares are purchased or sold at the next offering price determined after your purchase or sale order is received in proper form by the Distributor or its authorized agent.

The Dean Funds value portfolio securities as follows: securities that are traded on stock exchanges are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued or, if not traded on a particular day, at the closing bid price; securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price; securities traded in the over-the-counter market, that are not quoted by NASDAQ are valued at the last sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued or, if the last sale price is not readily available, at the last bid price as quoted by brokers that make markets in the securities; securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market; U.S. Government obligations are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities; securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange; and securities (and other assets) for which market quotations are not readily available, are valued at their fair value, as determined under procedures established under the general supervision of the Funds’ Board of Trustees. The closing value for a security may not be considered a “readily available” market quotation if a significant event (i.e., an event that will affect the value of the portfolio security) has occurred since the closing of the exchange or market, but before the Funds’ NAV calculation. Fair value pricing involves subjective judgments and there is a risk that the fair value determined for a security may be materially different than the price at which the Fund sells that security.

The assets of each Unified Dean Fund generally are valued at their market value. If market quotations are not readily available, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. Good faith pricing also is permitted if, in the adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the adviser is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities are more likely to trigger fair valuation than investments in other securities because trading hours for certain foreign securities end before the close of the Stock Exchange and, as a result, market quotations for such securities may become unreliable. In addition, if prices from broker-dealer firms or other secondary market sources are not available, the adviser may value such securities at a fair value determined by its portfolio managers and analysts, based on their analysis of certain factors, subject to guidelines approved by the Board of Trustees. Such good faith pricing would also be required if a mutual fund in which a Fund invests fails to calculate its NAV as of the Stock Exchange close. Without fair value pricing, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders or that a Fund will realize fair valuation upon the sale of a security.

Purchase Procedures.

Each Fund prices direct purchases based upon the next determined offering price (net asset value plus applicable sales load) or net asset value (“NAV”) after your order is received. Direct purchase orders received by Unified by the close of the regular session of trading on the NYSE on a day that the securities markets are open, generally 4:00 p.m., Eastern time, are effected at that day’s public offering price or NAV.

Both the Dean Funds and the Unified Dean Funds have authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on their behalf purchase and sell orders. Purchase orders received by broker-dealers before the close of trading of the regular session on the NYSE on a day that the securities markets are open, and transmitted to Unified by 5:00 p.m., Eastern time, that day are effected at that day’s public offering price or NAV. It is the responsibility of the Distributor's authorized agents to transmit orders that will be received by the Distributor in proper form and in a timely manner.

Direct Deposit Plans. Each Fund permits you to purchase shares of the Funds through direct deposit plans offered by certain employers and government agencies. These plans enable you to have all or a portion of your payroll or social security checks transferred automatically to purchase shares of the Funds.

Automatic Investment Plan. Each Fund permits you to make automatic monthly investments in the Funds from your bank, savings and loan or other depository institution account on either the 15th or the last business day of the month or both. The Funds pay the costs associated with these transfers, but reserve the right, upon 30 days’ written notice, to make reasonable charges for this service.

Sales Charges and Distribution Fees.

Each Fund charges a sales load on the purchase of its shares. The sales load is paid to the distributor, Unified Financial Securities, Inc. (the "Distributor"), which may pay a commission to the dealer of record on your account. The front-end sales load varies depending on the amount of the investment.

The following table illustrates the sales load breakpoints for the purchase of shares of both the Dean Funds and the Unified Dean Funds

			Commission Paid by
	Sales Load as % of	Sales Load as % of	Underwriter to Dealers
Amount of Investment	Offering Price[1]	Net Amount Invested	as % of Offering Price
Less than $25,000	5.25%	5.54%	4.75%
$25,000 but less than $50,000	4.50%	4.71%	4.00%
$50,000 but less than $100,000	3.75%	3.90%	3.25%
$100,000 but less than $250,000	3.00%	3.09%	2.50%
$250,000 but less than $500,000	2.25%	2.30%	2.00%
$500,000 or more[2]	None	None	None

1Offering price is the net asset value per share (share price) plus any front-end sales load.

2There is no front-end sales load on purchases of $500,000 or more but a contingent deferred sales load of up to 1.00% (as a percentage of net asset value) applies with respect to shares sold without a sales load if a commission was paid by the Distributor to a participating unaffiliated dealer and the shares were redeemed within one year from the date of purchase.

Purchases of Shares at Net Asset Value. Neither the Dean Funds nor the Unified Dean Funds impose a front-end sales load on the following types of purchases or purchases by the following types of investors because such purchases require minimal sales effort by the Distributor.

(1)          Dividend Reinvestment. Sales loads will not be imposed upon purchases made through reinvestment of dividends or capital gains distributions.

(2)          Reinvestment Privilege. If you have redeemed shares of a Fund, you may reinvest all or part of the proceeds without any additional sales load. This reinvestment must occur within 90 days of the redemption and the privilege may only be exercised once per 12 months.

(3)          Exchange Privilege. Under certain circumstances, you may exchange shares of a Fund for shares of another Fund, or for shares of other funds that have made appropriate arrangements with the Distributor without paying a sales load.

(4)          Purchases by Institutional Investors and Certain Individuals. Shares of a Fund may be purchased at NAV by the types of investors described below. Purchases described in this section may be made for investment only, and the shares may not be resold except through redemption by or on behalf of the Fund.

•

Banks, bank trust departments, and savings and loan associations, in their fiduciary capacity or for their own accounts. To the extent permitted by regulatory authorities, a bank trust department may charge fees to clients for whose account it purchases shares at NAV.

•	Federal and state credit unions.
•	Broker-dealers that have a sales agreement with the Distributor and their registered personnel and employees, including members of the immediate families of such registered personnel and employees.
•	Clients of investment advisers and financial planners if their investment adviser or financial planner has made appropriate arrangements with the Fund and the Distributor.
•	Organizations that qualify under section 501(c)(3) of the Internal Revenue Code as exempt from Federal income taxes, their employees, alumni and benefactors, and family members of such individuals.
•	Qualified retirement plans that have made appropriate arrangements with the Fund if they have more than 100 participants.
•

Trustees, directors, officers and employees of the Fund, the Advisor, the Distributor or Unified, including members of the immediate families of such individuals and employee benefit plans established by such entities.

Purchases of Shares at a Reduced Sales Load. You also may purchase shares of the Dean Funds and the Unified Dean Funds at the reduced sales charges shown in the table above through the Rights of Accumulation Program or by signing a Letter of Intent.

(1)

Right of Accumulation. A “purchaser” (defined below) of shares of a Fund has the right to combine the cost or current net asset value (whichever is higher) of his existing shares of any Fund with the amount of the purchaser’s current purchases in order to take advantage of the reduced sales loads set forth in the table above. The reduced load will be applied upon confirmation of the purchaser’s holdings by Unified. To value accounts in order to determine whether a shareholder has met sales load breakpoints, Unified will use the greater of cost or current net asset value.

The purchaser or his or her broker or authorized representative must notify Unified that an investment qualifies for a reduced sales load pursuant to the Right of Accumulation.

A “purchaser” includes:

•	an individual, his or her spouse and their children under the age of 21 purchasing shares for his, her or their own account;
•	a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved;
•	employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or
•	an organized group, provided that the purchases are made through a central administration or a single dealer, or by other means which result in economy of sales effort or expense.
(2)

Letter of Intent. The reduced sales loads set forth in the table above may be available to any purchaser of shares of a Dean Fund or a Unified Dean Fund who submits a Letter of Intent to Unified. The Letter must state an intention to invest within a 13 month period in any Dean Fund or Unified Dean Fund, a specified amount which, if made at one time, would qualify for a reduced sales load. A Letter of Intent may be submitted with a purchase at the beginning of the 13 month period or within 90 days of the first purchase under the Letter of Intent. Upon acceptance of this Letter, the purchaser becomes eligible for the reduced sales load applicable to the level of investment covered by such Letter of Intent as if the entire amount were invested in a single transaction.

The Letter of Intent is not a binding obligation on the purchaser to purchase, or the Fund to sell, the full amount indicated. During the term of a Letter of Intent, shares representing 5% of the intended purchase will be held in escrow. These shares will be released upon the completion of the intended investment. If the amount specified in the Letter of Intent is not invested during the 13 month period, the applicable sales load will be adjusted by the redemption of sufficient shares held in escrow, depending upon the amount actually purchased during the period. The minimum initial investment under a Letter of Intent is $10,000.

The cost of earlier purchases made within the 90-day period before the acceptance of the Letter of Intent can be included in determining the amount invested under the Letter of Intent; however, a purchaser will not be reimbursed for any sales loads paid in connection with shares purchased prior to submitting a Letter of Intent to Unified. In this case, the 13 month period would begin on the date of the first purchase during this 90-day period.

The purchaser or his or her broker or authorized representative must notify Unified that an investment is being made pursuant to an executed Letter of Intent.

Contingent Deferred Sales Load on Redemptions of Certain Shares. A contingent deferred sales load is imposed upon redemptions of certain shares of the Dean Funds and the Unified Dean Funds that were purchased at NAV (or shares into which such shares were exchanged). The contingent deferred sales load is imposed if:

•	the shareholder redeems the shares within one year from the date of purchase;
•	the Distributor paid a commission on the purchase of the shares to an unaffiliated dealer;	and
•	the shareholder was able to purchase the shares at NAV because (1) the purchase totaled $500,000 or more or (2) the purchase was made by a qualified retirement plan with more than 100 participants.

The contingent deferred sales load will be paid to the Distributor and will vary depending on the commission paid by the Distributor to the dealer, but will not, in any case, exceed 1.00% of value of your shares at the date of purchase. The contingent deferred sales load will equal the commission percentage paid by the Distributor to the unaffiliated dealer times the lesser of (1) the net asset value at the time of purchase of the shares being redeemed or (2) the net asset value of such shares at the time of redemption. The commission percentage paid by the Distributor to the unaffiliated dealer will be 1.00%, 0.75% or 0.50%, depending on the amount of purchase.

If shares that you purchase could be subject to the contingent deferred sales load, the confirmation that you receive for such purchase will indicate that a contingent deferred sales load may be applicable when you redeem such shares. An exchange of such shares into another Fund will not trigger the imposition of the contingent deferred sales load at the time of such exchange. The new Fund will “tack” the period for which you held the prior Fund’s shares onto the holding period for the new Fund for purposes of determining if a contingent deferred sales load is applicable in the event that the acquired shares are redeemed following the exchange. However, a Fund will not count the period of time that redemption proceeds of any shares are held in a money market fund toward the holding period for determining whether a contingent deferred sales load is applicable with respect to redeemed shares. See “Exchange Privilege”.

Additional Information about Contingent Deferred Sales Loads on Shares – Dean Funds and Unified Dean Funds

(1)

Waiver for Death or Disability. The contingent deferred sales load for shares is waived for any partial or complete redemption following death or disability (as defined in the Internal Revenue Code) of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named. Unified may require documentation prior to waiver of the load, including death certificates or physicians’ certificates.

(2)

Waiver for Qualified Retirement Plans. The contingent deferred sales load is also waived for any partial or complete redemption of shares purchased by qualified retirement plans where the dealer of record and the Distributor have agreed to such waiver.

(3)

Calculation of Contingent Deferred Sales Loads. In determining whether a contingent deferred sales load applies when you redeem shares, Unified assumes that shares not subject to the contingent deferred sales load are redeemed first and other shares are then redeemed in the order purchased. The contingent deferred sales load will not be imposed upon shares acquired through reinvestment of dividends or capital gains distributions, or upon amounts representing share appreciation.

Exchange Privileges.

Both the Dean Funds and the Unified Dean Funds permit you to exchange shares of a Fund for shares of other funds that have made appropriate arrangements with the Distributor.

Shares of Funds That You May Exchange	For Shares of Other Funds	For Shares of Other Funds That Have Made Appropriate Arrangements with the Distributor
Shares of a Fund that are not subject to a contingent deferred sales load	Shares of any other Fund	• Shares of such other funds that are not subject to a contingent deferred sales load • Shares of such money market funds
Shares of a Fund that are subject to a contingent deferred sales load[1]	Shares of any other Fund that are subject to a contingent deferred sales load	Shares of such other funds that are subject to a contingent deferred sales load

1 Exchanges involving shares of a Fund that are subject to a contingent deferred sales load will be made on the basis of relative net asset value per share.

The Funds will “tack” the period for which the shares being exchanged were held onto the holding period of the acquired shares for purposes of determining if a contingent deferred sales load is applicable in the event that the acquired shares are redeemed following the exchange. The period of time that shares are held in a money market fund will not count toward the holding period for determining whether a contingent deferred sales load is applicable.

The exchange privilege may be modified or terminated by the Board of Trustees of the Trust or the Unified Trust upon 60 days’ prior notice to shareholders.

Redemption Procedures.

You may sell some or all of your shares on any day that the Funds calculate their NAV. If your request is received by the Distributor, or its authorized agent, in proper form by the close of regular trading on the NYSE, you will receive a price based on that day's NAV for the shares you sell, minus any applicable CDSC. Orders received after the close of trading on the NYSE will be based on the next calculated NAV. Each Fund permits redemptions by phone, mail or wire.

The Dean Funds and the Unified Dean Funds do not intend to redeem shares in any form except cash. However, if the aggregate amount you are redeeming is over the lesser of $250,000 or 1% of a Fund’s net asset value within a 90-day period, the Funds have the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of a Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, you may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

Because the Funds incur certain fixed costs in maintaining shareholder accounts, a Dean Fund or Unified Dean Fund may require you to redeem all of your shares in the Fund on 30 days’ written notice if the value of your shares in the Fund is less than $1,000 (or $250 for a retirement account) due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period.

Distribution Arrangements

Pursuant to Rule 12b-1 under the 1940 Act, each Dean Fund and Unified Dean Fund has adopted a plan of distribution pursuant to which a Fund may directly incur or reimburse the Distributor for certain expenses related to the distribution of its shares and other fees for the sale of its shares and for services provided to shareholders, including:

•     payments to securities dealers and other persons, including the Distributor and its affiliates, who are engaged in the sale of shares of the Fund and who may be advising investors regarding the purchase, sale or retention of Fund shares;

• expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by Unified or the Fund;
• expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising;
• expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Fund;
• expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Fund may, from time to time, deem advisable; and
• any other expenses related to the distribution of each class of shares of the Fund.

The annual limitation for payment of expenses pursuant to the Plan is 0.25% of each Fund’s average daily net assets. Because these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales loads. In the event a Plan is terminated by a Fund in accordance with its terms, the Fund will not be required to make any payments for expenses previously covered by the Plan that are incurred after the date the Plan terminates.

Frequent Trading Policy.

Neither the Dean Funds nor the Unified Dean Funds encourage or accommodate market timing activities. The Board of Trustees of the Trust have adopted policies and procedures reasonably designed to detect and discourage frequent trading, which are to be uniformly applied to all trading, including trading by omnibus accounts and intermediaries. Although there is no assurance that the Trust will be able to detect or prevent frequent trading or market-timing in all circumstances, policies have been adopted to address these issues. Under these policies, the Trust reserves the right to reject any purchase request, including exchanges from other Dean funds, without notice and regardless of size. A purchase request could be rejected if the Trust determines that such purchase may disrupt a Fund’s operation or performance or because of a history of frequent trading by the investor.

The Unified Dean Funds discourage market timing or frequent trading in and out of a Fund. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of a Fund’s shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a policy directing each Fund to reject any purchase order with respect to any investor, a related group of investors or their agent(s), where the Fund detects a pattern of purchases and sales of the Fund’s shares that indicates market timing or trading that the Fund determines is abusive. This policy generally applies to all shareholders of the Funds.

If you invest in a Unified Dean Fund through a bank, broker-dealer, 401(k) plan, financial adviser or financial supermarket (“Financial Intermediary”), the Financial Intermediary may enforce its own market timing policy, including imposition of a short-term redemption fee.

While the Unified Dean Funds attempt to deter market timing, there is no assurance that each Unified Dean Fund will be able to identify and eliminate all market timers. For example, omnibus accounts typically provide each Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated is not known by the Fund. The netting effect often makes it more difficult to track purchases and redemptions, and there can be no assurance that a Fund will be able to track abusive traders. Each Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders, or if the Fund thinks that trading is abusive. The Funds have not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

The Dean Funds and the Unified Dean Funds apply these policies and procedures uniformly to all shareholders believed to be engaged in market timing or excessive trading. The Funds have no arrangements to permit any investor to trade frequently in shares of the Funds, nor will they enter into any such arrangements in the future.

Dividend Policies.

Dean Funds

The Dean Balanced Fund distributes substantially all of its net investment income, if any, on a quarterly basis. Each of the Dean Large Cap Value Fund, the Dean Small Cap Value Fund and the Dean International Fund distributes substantially all of its net investment income, if any, on an annual basis. In addition, each Fund expects to distribute any net realized long-term capital gains at least once each year. Management determines the timing and frequency of the distributions of any net realized short-term capital gains.

Distributions are paid according to one of the following options:

Share Option -	income distributions and capital gains distributions reinvested in additional shares.
Income Option -	income distributions and short-term capital gains distributions paid in cash; long-term capital gains distributions reinvested in additional shares.
Cash Option -	income distributions and capital gains distributions paid in cash.

If a shareholder fails to specify an option, distributions are automatically be reinvested in additional shares. All distributions are be based on the net asset value in effect on the payable date.

Unified Dean Funds

Each Unified Dean Fund intends to distribute to its shareholders substantially all of its net investment income and capital gains. Each Fund’s dividends are distributed and paid annually. Distributions of any capital gains earned by a Fund will be made at least annually. Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by a Fund automatically will be invested in additional shares of the applicable Fund. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

PRINCIPAL RISKS

Each Dean Fund and its corresponding Unified Dean Fund are subject to substantially the same risks. The primary risks of an investment in each Fund are ~~discussed below.~~shown on the tables below. An explanation of the each of the risks is provided following the tables.

Comparison of Risks. The Dean Balanced Fund, Dena Large Cap Value Fund and Unified Dean Large Cap Value Fund are subject to substantially similar risks. However, unlike the Dean Balanced Fund, the Unified Dean Large Cap Value Fund is not subject to Balanced Strategy Risk.

Comparison. The Dean Small Cap Value Fund and Unified Dean Small Cap Value Fund are subject to identical risks.

Comparison: The Dean Small Cap Value Fund and Unified Dean Small Cap Value Fund are subject to identical risks.

Explanation of Risks

Management Risk. The skill of the adviser or the sub-adviser to a Fund, as applicable, in choosing appropriate investments for the Fund will play a large part in determining whether the Fund is able to achieve its investment objective. If the adviser’s or sub-adviser’s assessment of the prospects for individual securities is incorrect, it could result in significant losses in the applicable Fund’s investment in those securities, which can also result in possible losses overall for the Fund.

Equity Risk. Stock markets can be volatile. In other words, the prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. Each Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that a Fund’s investments will under-perform the securities markets generally.

Market Risk. Investments in equity securities are subject to inherent market risks and fluctuations in value due to changes in earnings, economic conditions, quality ratings and other factors.

Preferred Stocks and Bonds. Preferred stocks and bonds rated in the lowest categories of investment grade bonds have speculative characteristics. Changes in economic conditions or other circumstances that have a negative impact on the issuer are more likely to lead to a weakened capacity to pay principal and interest or to pay the preferred stock obligations than is the case with higher grade securities.

Company Risk. The value of a Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

Interest Rate Risk. Fixed-income securities are subject to price fluctuations based upon changes in the level of interest rates, which will generally result in all such securities changing in price in the same way, i.e., experiencing appreciation when interest rates decline and depreciation when interest rates rise. As a result, the return and net asset value of each Fund will fluctuate.

Value Risk. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company and other factors, or because it is associated with a market sector that generally is out of favor with investors. If the perception of a Fund’s adviser or sub-adviser, as applicable, of a company’s potential relative to its downward price risk are wrong, the securities purchased may not perform as expected, causing losses that will reduce the Fund’s returns. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value, and the adviser’s or sub-adviser’s value-oriented approach may fail to produce the intended results.

Investment Company Securities Risks. When a Fund invests in another investment company, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, such Fund will incur higher expenses, many of which may be duplicative. In addition, a Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). A Fund has no control over the investments and related risks taken by the underlying funds in which it invests.

Convertible Securities Risk. When the market price of a common stock underlying a convertible security decreases in response to the activities and financial prospects of the company, the value of the convertible security may also decrease. The issuer of the convertible security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. If the issuer defaults and the value of the security declines, a Fund’s share price may decline.

Foreign Securities Risk. Investment in securities of foreign issuers (whether directly or through ADRs or GDRs) involves somewhat different investment risks from those affecting securities of domestic issuers. In addition to credit and market risk, investments in foreign securities involve sovereign risk, which includes fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in those countries. There may be less publicly available information about a foreign company than about a U.S. company, and accounting, auditing and financial reporting standards and requirements may not be comparable. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transaction costs of investing in foreign securities markets are generally higher than in the U.S. and there is generally less governmental supervision and regulation of exchanges, brokers and issuers than there is in the U.S. The Funds might have greater difficulty taking appropriate legal action in foreign courts. Dividend and interest income from foreign securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Fund or the investor. Depository receipts do not eliminate all of the risks associated with direct investment in the securities of foreign issuers.

REIT Risk. When a Fund invests in REITs, it is subject to risks generally associated with investing in real estate, such as: (i) possible declines in the value of real estate, (ii) adverse general and local economic conditions, (iii) possible lack of availability of mortgage funds, (iv) changes in interest rates, and (v) environmental problems. In addition, REITs are subject to certain other risks related specifically to their structure and focus, such as: (a) dependency upon management skills; (b) limited diversification; (c) the risks of locating and managing financing for projects; (d) heavy cash flow dependency; (e) possible default by borrowers; (f) the costs and potential losses of self-liquidation of one or more holdings; (g) the possibility of failing to maintain exemptions from securities registration; and, (h) in many cases, relatively small market capitalizations, which may result in less market liquidity and greater price volatility.

Derivatives Risk. A Fund’s investments in derivatives will expose it to various risks. The value of derivative investments may rise or fall more rapidly than other investments, and could result in a Fund losing more than the amount invested in the derivative instrument in the first place. There is also risk that the Fund’s adviser (or sub-adviser) could be incorrect in its expectations about the direction or extent of various markets. In addition, while the principal purpose of hedging is to limit the effects of adverse market movements, the expenses involved may cause a Fund’s return to be less than if hedging had not taken place. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses. A Fund also could experience losses that reduce its returns if the indices underlying its derivative positions are not closely correlated with its other investments, or if the Fund is unable to close out a position because the market for an option or futures contract becomes illiquid. Derivatives typically involve the use of leverage and, as a result, a small investment in derivatives could have a potentially large impact on a Fund’s performance; certain gains or losses could be amplified, increasing movements in the share price of the Fund. The use of derivatives involves risks that may be different from the risks associated with investing directly in the underlying assets, including the risk that changes in the value of a derivative held by a Fund may not correlate with the Fund’s other investments.

Currency Risk. Investments that are denominated in a currency other than the U.S. dollar, or currency-related derivative instruments, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies including the U.S. dollar. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation and political developments. The International Fund may try to hedge these risks by investing in foreign currencies, currency futures contracts, forward foreign currency exchange contracts, options thereon, or any combination thereof, but there can be no assurance that such strategies will be effective.

Emerging Markets Risk. The International Fund may invest in emerging market securities. The risks of foreign investing are of greater concern in the case of investments in emerging markets, which may exhibit greater price volatility and have less liquidity. Furthermore, the economies of emerging market countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values, and other protectionist measures applied internally or imposed by the countries with which they trade. These emerging market economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

Small and Mid Cap Risks. To the extent that the Fund invests in small, unseasoned companies it will be subject to higher risks. While smaller companies generally have potential for rapid growth, they often involve higher risks because they lack the management experience, financial resources, product diversification and competitive strengths of larger corporations. In addition, in many instances, the securities of smaller companies are traded only over-the-counter or on a regional securities exchange and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to wider price fluctuations. When selling large holdings of thinly traded small cap stocks, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time.

Balanced Investment Strategy. Because the Balanced Fund intends to allocate its assets among equity securities and fixed-income securities, it may not be able to achieve, at times, a total return as high as that of a portfolio with complete freedom to invest its assets entirely in any one type of security. Likewise, because a portion of the Fund's portfolio will normally consist of fixed-income securities, the Fund may not achieve the degree of capital appreciation that a portfolio investing solely in equity securities might achieve. It should be noted that, although the Fund intends to invest in fixed-income securities to reduce the price volatility of the Fund's shares, intermediate and long-term fixed-income securities do fluctuate in value more than money market instruments.

FUND MANAGEMENT

The Investment Advisor

The Advisor, located at 2480 Kettering Tower, Dayton, Ohio 45423, serves as investment advisor to both the Dean Funds and the Unified Dean Funds. The money management arm of C.H. Dean, Inc., a privately held investment management and financial services firm, the Advisor is registered as an investment adviser under the Advisers Act. Together with C.H. Dean, Inc., the Advisor has been advising individual, institutional and corporate clients since 1972. The firm currently manages approximately $525 million for clients worldwide.

The Advisor also is responsible for running all of the operations of each Fund, except those that are subcontracted to a sub-advisor; the custodian, transfer, accounting and administrative agent; or other parties.

Each Fund pays the Advisor a management fee for its services. The Advisor pays the sub-adviser to the Dean International Fund and the Unified Dean International Fund out of this fee. The fee paid to the Advisor by each Fund during its most recent fiscal year is shown in the table below:

Fund	Fee as Percentage of Fund's Average Daily Net Assets
Dean Large Cap Value Fund[1]	1.00%
Dean Balanced Fund[1]	1.00%
Unified Dean Large Cap Value Fund (Pro Forma2)	1.00%

Dean Small Cap Value Fund[1]	1.00%
Unified Dean Small Cap Value Fund (Pro Forma2)	1.00%

Dean International Fund[1]	1.25%
Unified Dean International Fund (Pro Forma2)	1.25%

1 Pursuant to a written contract, Dean has agreed to waive a portion of its advisory fee and/or reimburse certain expenses of each Fund in order to limit “Total Annual Fund Operating Expenses” to 1.85% for the Large Cap Value Fund, the Small Cap Value Fund and the Balanced Fund and 2.10% for the International Fund. Dean Investment Associates has agreed to maintain these expense limitations through July 31, 2007.

2 Dean contractually has agreed to waive its management fee and/or to reimburse certain Fund operating expenses to the extent necessary to maintain each Fund’s annual net operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as expenses incurred by other investment companies in which a Fund may invest), at the following percentage of each Fund’s average daily net assets through March 23, 2009: 1.50% for each of the Large Cap Value Fund and the Small Cap Value Fund, and 1.85% for the International Fund. Each fee waiver and expense reimbursement by the adviser for a Fund is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the applicable expense limitation.

The Sub-Advisor

Newton Capital Management Ltd., Mellon Financial Centre, 160 Queen Victoria Street, London, EC4V 4LA, United Kingdom serves as sub-advisor to the Dean International Fund and the Unified Dean International Fund, and provides daily portfolio management services to those Funds according to the each Fund's applicable investment goals and strategies. Newton is a United Kingdom investment advisory firm registered with the Securities and Exchange Commission under the Advisers Act. Newton is affiliated with Newton Investment Management Ltd., a United Kingdom-based investment advisory firm that has been managing assets for institutional investors, mutual funds and individuals since 1977. The Advisor continually monitors Newton's performance and provides evaluations and recommendations to the Board of Trustees, including whether or not Newton’s contract should be renewed, modified or terminated.

The Advisor pays Newton a fee for its services out of its management fees. The fees paid to Newton during the most recent fiscal year is shown in the table below:

Fund	Fee as Percentage of Fund's Average Daily Net Assets
Dean International Fund	0.50%
Unified Dean International Fund (Pro Forma)	0.50%

A discussion regarding the factors considered by the Board of Trustees of Unified Trust in approving the investment advisory agreement between Unified Trust and the Advisor on behalf of each Unified Dean Fund, as well the basis for their approval of the sub-advisory agreement between the Advisor and Newton with respect to the Unified Dean International Fund, will be included in the Unified Dean Funds’ first report to shareholders.

A discussion regarding the factors considered by the Board of Trustees of the Trust in approving the investment advisory agreement between the Trust and the Advisor on behalf of each Dean Fund, as well the basis for their approval of the sub-advisory agreement between the Advisor and Newton with respect to the Dean International Fund, is included in the Trust's Annual Report to shareholders for the year ended March 31, 2006.

The Portfolio Managers

Kevin Laub, CFA, is primarily responsible for managing the day-to-day operations of each of the Dean Large Cap Value Fund, the Dean Balanced Fund, the Dean Small Cap Value Fund, the Unified Dean Large Cap Value Fund and the Unified Dean Small Cap Value Fund. Mr. Laub has been the portfolio manager of the Funds since October 2006. Mr. Laub joined the Advisor in October 2006, and currently serves as Portfolio Manager and a member of the Advisor's research team. Prior to joining the Advisor, Mr. Laub served as co-portfolio manager of the American Century Small Cap Value Fund, a $2.5 billion mutual fund, from 2003 to 2006. He served as an analyst on the American Century Fund’s Small Cap Value Fund from its inception in 1998 until 2003.

While Mr. Laub is the sole portfolio manager for the Funds, he may, from time to time, utilize research and other materials provided by other members of the Advisor's investment research team, whose names and other pertinent information are provided in the table below:

Investment Professional		Experience
Doug Leach, CFA	Since 2006	Senior Investment Analyst with Dean Investment Associates since 2006. Prior to joining Dean, he served as a Senior Investment Analyst with American Century Investments from 1997-2006.
Philip J. Muldoon, III, CFA	Since 2003	Senior Equity Analyst with Dean Investment Associates since 2001. Prior to 2001 he served as Managing Director, Equity Research at McDonald Investments, Inc.
Paul E. Macuski	Since 2003

Securities Analyst with Dean Investment Associates since 1999. Prior to 1999, he was a research analyst with Westminster Financial Advisory and also worked in the operations department of Dean Investment Associates.

Matthew C. Feldman, CFA	Since 2003	Securities Analyst with Dean Investment Associates since 2002. He came to Dean Investment Associates in 2001.

Paul Butler is primarily responsible for managing the day-to-day operations of the International Fund. Mr. Butler has served as a portfolio manager of the International Fund and its predecessor since 1997. Mr. Butler also serves as Director of Investment Management (Global Equities) for Newton. While at Newton, Mr. Butler served as an International Equities Analyst for five years before becoming a Portfolio Manager in 1992.

The Statement of Additional Information (“SAI”) for the Fund provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in each Fund.

Management of Other Accounts

The Portfolio Managers to the Dean Funds and the Unified Dean Funds also may be responsible for the day-to-day management of other accounts, as indicated by the following table. As of ~~_______, 2007,~~December 31, 2006, the Portfolio Managers also were responsible for the management of the following types of other accounts other than the Funds:

Portfolio Manager	Total Accounts By Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Kevin Laub	Registered Investment Companies: ~~__~~ 0 Pooled Investment Vehicles: ~~__~~ 0 Other Accounts: ~~__~~852	Registered Investment Companies: ~~__~~ 0 Pooled Investment Vehicles: ~~__~~ 0 Other Accounts: $~~__~~462.7 million	Registered Investment Companies: ~~__~~ 0 Pooled Investment Vehicles: 0 Other Accounts: 0	Registered Investment Companies: ~~__~~ 0 Pooled Investment Vehicles: 0 Other Accounts: 0
Paul Butler	Registered Investment Companies: ~~__~~ 2 Pooled Investment Vehicles: ~~0~~ 2 Other Accounts: ~~__~~11	Registered Investment Companies: ~~0~~ $12 million Pooled Investment Vehicles: ~~0~~ $860.8 million Other Accounts: $~~__~~3,508.4 million	Registered Investment Companies: ~~__~~ 0 Pooled Investment Vehicles: ~~__~~ 0 Other Accounts: ~~__~~ 0	Registered Investment Companies: ~~__~~ 0 Pooled Investment Vehicles: ~~__~~ 0 Other Accounts: ~~__~~ $800.7 million

Potential Conflicts of Interest. Neither the Advisor nor Newton believe any material conflicts of interest exist as a result of the Portfolio Managers managing the Funds and the other accounts noted above. The investment strategies of the Funds and the other accounts managed by each Portfolio Manager do not materially conflict in any way. The other accounts either follow an investment strategy very similar to the Fund’s or invest in securities that the Funds would not typically invest in.

There will be times when the Advisor or Newton, as the case may be, may recommend purchases and/or sales of the same portfolio securities for the Funds and their other clients. In such circumstances, it is the policy of each of the Advisor and Newton to allocate purchases and sales among the applicable Fund(s) and its other clients on a pro-rata basis or if necessary, in another manner which the Advisor or Newton, as applicable, deems fair and reasonable. Simultaneous transactions could adversely affect the ability of the Dean Funds to obtain or dispose of the full amount of a security which it seeks to purchase or sell, or the price at which such security can be purchased or sold.

Portfolio Managers’ Compensation.       Kevin Laub receives an industry competitive base salary ~~paid by the Advisor.~~ from Dean Investment Associates. In addition, ~~each of the Portfolio Managers employed with the Advisor~~he is eligible for bonus salary based on the overall operations of ~~the Advisor~~Dean Investment Associates, C.H. Dean Inc., the parent of Dean Investment Associates (“C.H. Dean”) and the other subsidiaries of C.H. Dean. Mr. Laub also ~~is eligible to participate~~ participates in the C.H. Dean Profit Sharing Plan (retirement plan) in the same manner as all other employees.

Paul Butler’s compensation paid by Newton generally is represented equally by salary, bonus and benefits from Newton’s phantom equity incentive program. He receives an industry competitive base salary. He may also receive an annual incentive cash bonus based on his performance as a ~~fund~~portfolio manager, his contribution to the investment process, his contribution to business development, and other relevant factors. Annual incentive cash ~~bonus levels range from 0% of base to in excess of 200% of base for exceptional performers.~~bonuses are discretionary and are measured in one, three and five-year periods. In addition, Mr. Butler participates in a phantom equity incentive program, through which up to 12% of the value of Newton will be granted as incentives to Newton’s valued personnel, including Mr. Butler, over rolling four year vesting periods. In the first year, the program will grant 3% of Newton’s value to this group of personnel. The benefits under the phantom equity plan are related directly to the financial performance of Newton.

Potential Conflicts of Interest. Although Mr. Butler’s compensation is not tied to the performance of any one account, Newton receives a performance fee in connection with three accounts that are managed by Mr. Butler. The performance fee for each of these accounts is calculated on an annual basis, and is determined by comparing an account’s performance on a pre-tax basis to that of an appropriate index for the account. The performance fee may create a potential conflict of interest by providing an incentive for Mr. Butler to allocate more volatile stocks with greater capital appreciation opportunity to the accounts with performance fees rather than to the International Fund in order to increase Newton’s compensation and potentially his own compensation.

The investment strategies of the Dean Funds and the other accounts managed by each Portfolio Manager either follow an investment strategy very similar to the Dean Funds or they invest in securities in which the Dean Funds would not invest. The Portfolio Managers may have a potential conflict of interest in determining how to allocate their time among these accounts. In addition, to the extent a Fund and other accounts of Dean or Newton, as applicable, seek to acquire the same security at about the same time, a Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, a Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular security if the other clients desire to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Funds. In the event that more than one client wants to purchase or sell the same security on a given date and limited quantities are available, the purchases and sales will normally be made on a pro rata basis or, if necessary, in another manner which Dean Investment Associates or Newton, as applicable, deems fair and reasonable.

Disclosure of Securities Ownership. The following table indicates the dollar range of securities of the Dean Funds beneficially owned by the Portfolio Managers as of ~~_____ __, 2007~~December 31, 2006:

Name of Portfolio Manager	Fund Shares Beneficially Owned	Dollar Value of Beneficially Owned Shares
Kevin Laub*	None	$~~___~~0

Paul Butler	__None	$0

* Each of the portfolio managers participates in C.H. Dean & Associates, Inc. Profit Sharing Plan (the “Plan”). The Plan currently invests a portion of its assets in the Dean International Fund.

INFORMATION RELATING TO THE REORGANIZATION

Description of the Reorganization

The following summary is qualified in its entirety by reference to the forms of Reorganization Agreements found in Exhibit A.

The Reorganization Agreements provide that each Dean Fund will transfer all of its assets and liabilities to the corresponding Unified Dean Fund. In exchange for the transfer of these assets and liabilities, each Unified Dean Fund will simultaneously issue shares to the appropriate Dean Fund in an amount equal in value to the net asset value of the Dean Fund's shares.

Immediately after the transfer of each Dean Fund's assets and liabilities, each Dean Fund will make a liquidating distribution pro rata to its shareholders of record of all the Unified Dean Fund shares received, so that a holder of shares in a Dean Fund at the Closing Date of the Reorganizations will receive a number of shares of the corresponding Unified Dean Fund with the same aggregate value as the shareholder had in the Dean Fund immediately before the Reorganization. Such distribution will be accomplished by the transfer of Unified Dean Fund Shares credited to the account of the corresponding Dean Fund on the books of each Unified Dean Fund's transfer agent. Each account will represent the respective pro rata number of full and fractional shares of the Unified Dean Fund shares due to the shareholders of the appropriate Dean Fund. All issued and outstanding shares of the Dean Funds will simultaneously be canceled on the books of the Dean Fund.

The Unified Dean Funds do not issue certificates to shareholders. Each Dean Fund shareholder will have the right to receive any unpaid dividends or other distributions that were declared by a Dean Fund with respect to shares held on March 23, 2007 (the "Closing Date"). No shares of the Unified Dean Funds to be issued will have preemptive or conversion rights. No front-end sales loads or contingent deferred sales charges will be imposed in connection with the receipt of such shares by the Dean Fund shareholders. The Trust will then be liquidated and terminated.

The Reorganization Agreements contain customary representations, warranties and conditions designed to ensure that the Reorganization is fair to both parties. The Reorganization Agreements provide that the consummation of the Reorganizations is contingent upon, among other things: (i) approval of the Reorganization Agreements by the shareholders of each Dean Fund; and (ii) the receipt by the Trust of a tax opinion to the effect that the Reorganizations will be tax-free to each of the Dean Funds and their shareholders. The Reorganization Agreements may be terminated if, on the Closing Date, any of the required conditions have not been met or if the representations and warranties are not true or, if at any time prior to the Closing Date of the Reorganizations, the Board of Trustees of the Trust determines that the consummation of the transactions contemplated by the Reorganization Agreements are not in the best interest of the Funds’ shareholders.

If shareholders of any Dean Fund do not vote to approve the Reorganization, however, the Trustees of the Trust will consider other possible courses of action in the best interests of shareholders.

Costs of Reorganization

The Advisor and Unified will bear and pay all expenses of the Reorganizations. The expenses of the Reorganizations include, without limitation: (a) expenses associated with the preparation and filing of this Proxy Statement/Prospectus; (b) postage; (c) printing; (d) accounting fees; (e) legal and audit fees; (f) solicitation costs of the transaction, and (g) the cost of winding up and liquidating the business and affairs of the Trust and (h) all categories of fees listed on the closing/merger schedule previously provided by Unified Fund Services, Inc.

Federal Income Taxes

The combinations of the Dean Funds and the Unified Dean Funds in the Reorganizations are intended to qualify for federal income tax purposes as a separate tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). If so, neither the Trust nor its shareholders will recognize gain or loss as a result of the Reorganizations. The tax basis of the Unified Dean Fund shares received will be the same as the basis of the corresponding Dean Fund shares exchanged and the holding period of the Unified Dean Fund shares received will include the holding period of the Dean Fund shares exchanged, provided that the shares exchanged were held as capital assets at the time of the Reorganizations. As a condition to the closing of the Reorganizations, the Trust will receive an opinion from counsel to that effect. No tax ruling from the Internal Revenue Service regarding the Reorganizations has been requested. The opinion of counsel is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position. Nevertheless, the sale of securities by any of the Dean Funds prior to its Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could result in taxable capital gains distribution prior to the Reorganization. Shareholders should consult their own tax advisors concerning the potential tax consequences of the Reorganizations to them, including foreign, state and local tax consequences.

As of March 31, 2006, the Large Cap Value Fund had unutilized capital loss carryforwards of $195, 033 and $2,705,717, which expire on March 31, 2011 and March 31, 2012, respectively. The Balanced Fund on March 31, 2006 had unutilized capital loss carryforwards of $930,099, which expire on March 31, 2012. The final amount of unutilized capital loss carryover for each Fund is subject to change and will not be determined until the time of the Reorganization. After and as a result of the Reorganization, these capital loss carryforwards may, in part, be subject to limitations under applicable tax laws on the rate at which they may be used in the future to offset capital gains of the Income Equity Fund. As a result, some or all of the capital loss carryforwards may expire unutilized. The Trustees took this factor into account in concluding that the proposed Reorganization would be in the best interests of the Funds and their shareholders.

Capitalization

The following table sets forth, as of December 31, 2006,: (i) the unaudited capitalization of each of the Dean Funds and the Unified Dean Funds, and (ii) the unaudited pro forma combined capitalization of the Funds assuming the Reorganization has been approved. If the Reorganization is consummated, the capitalizations are likely to be different on March ~~[23],~~23, 2007 as a result of daily share purchase and redemption activity in the Funds and changes in NAV.

Fund	Net Assets	Net Asset Value Per Share	Shares Outstanding
Dean Large Cap Value Fund	$8,913,190.42	$12,50	712,960.143
Dean Balanced Fund	$8,537,479.64	$11.29	756,436.236
Unified Dean Large Cap Value Fund	$0	$0	0
~~[~~Adjustment for Shares Outstanding~~]~~	--	--	(73,529.264)
Combined Funds	$17,450,670.04	$12.50	1,395,867.278

Fund	Net Assets	Net Asset Value Per Share	Shares Outstanding
Dean Small Cap Value Fund	$21,143,534.27	$15.36	1,376,209.634
Unified Dean Small Cap Value Fund	$0	$0	0
~~[Adjustment for Shares Outstanding]~~	~~--~~	~~--~~
Combined Funds	$21,143,534.27	$15.36	1,376,209.634

Fund	Net Assets	Net Asset Value Per Share	Shares Outstanding
Dean International Fund	$18,147,661.93	$16.48	1,100,927.366
Unified Dean International Fund	$0	$0	0
~~[Adjustment for Shares Outstanding]~~	~~--~~	~~--~~
Combined Funds	$18,147,661.93	$16.48	1,100,927.366

REASONS FOR THE REORGANIZATION

At a meeting held on September 20, 2006, the Board of Trustees of the Trust unanimously voted that the proposed Reorganizations would be in the best interests of each Dean Fund and its shareholders and that the interests of the shareholders would not be diluted. At this meeting, representatives of the Advisor provided, and the Board of Trustees reviewed, detailed information about the proposed Reorganization. The representatives provided information to the Board of Trustees concerning: (i) the specific terms of the Reorganizations, including information regarding comparative expense ratios; (ii) the proposed plans for ongoing management, distribution and operation of the Dean Funds and the Unified Dean Funds; and (iii) the impact of the Reorganizations on the Dean Funds and their shareholders.

Before approving the Reorganizations, the Board of Trustees examined all factors that it considered relevant, including information regarding comparative expense ratios. In connection with its deliberations, the Board of Trustees inquired into a number of matters and evaluated the above-referenced information and considered, among other things,:

•	The terms and conditions of the Reorganizations;
•

The alignment of the investment objective, strategies, and restrictions of the Unified Dean Funds with the corresponding Dean Funds in the Reorganizations involving the Dean Large Cap Value Fund, the Dean Small Cap Value Fund and the Dean International Fund;

•

The similarities and differences between the investment objective, strategies, and restrictions of the Dean Balanced Fund and the investment objective, strategies, and restrictions of the corresponding Unified Dean Fund;

•

The costs to the shareholders of the Dean Balanced Fund of the realignment of the portfolio of the Dean Balanced Fund before the Reorganization in order to conform its portfolio with the portfolio of the Unified Dean Large Cap Value Fund, including the possible realization of taxable gains by shareholders of the Dean Balanced Fund;

•	The lower expenses and lower expense ratio of each Unified Dean Fund in comparison to the expenses and expense ratio of the corresponding Dean Fund;
•	The commitment of the Advisor to enter into an expense limitation agreement that would be effective for a period of two years after the Reorganizations;
•	The commitment of Unified Fund Services to maintain its fees at the current level for a period of two years after the Reorganizations;
•	The potential tax consequences of each Reorganization and the anticipated tax-free nature of each Reorganization for federal income tax purposes;
•

The fact that the interests of the shareholders of each Dean Fund will not be diluted as a result of the Reorganization because each shareholder will receive shares of the Unified Dean Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Dean Fund held by the shareholder

•	The proposed marketing plan for the Unified Dean Funds
•	The agreement of the Advisor and Unified Fund Services to bear all the expense of the Reorganization;
•

The continuity of service resulting from the retention of the Advisor as the investment adviser to each Unified Dean Fund, the retention of Newton as the sub-adviser to the Unified Dean Fund in the Reorganization involving the Dean International Fund, and the retention of Unified Fund Services as the fund accounting agent, transfer agent and administrator for the Unified Dean Funds; and

•	The alternatives available to the shareholders of the Dean Funds, including the ability to redeem their shares.

The Board of Trustees determined that the Reorganizations are in the best interest of each Dean Fund's shareholders. On the basis of the information provided to the Board of Trustees and its evaluation of that information, the Board recommends that the shareholders of each Dean Fund approve the Reorganization.

The Board of Trustees also determined that the Reorganizations are in the best interests of the shareholders of each Unified Dean Fund.

SHAREHOLDER RIGHTS

General Shareholder Rights

Dean Funds

General. Each Dean Fund is a series of the Trust. The Trust was established as a business trust under Ohio law by an Agreement and Declaration of Trust dated December 18, 1996. The Trust also is governed by its By-laws and by applicable Ohio law.

Shares. The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series of shares. The shares of each Dean Fund have no preference as to conversion, exchange, dividends, retirement or other features, and have no preemptive rights.

Voting Requirements. Holders of shares of the Dean Funds are entitled to one vote for each full share held and fractional votes for fractional shares. On any matter submitted to a vote of shareholders, all shares of all series of The Trust shall vote as a single class, except: (i) as to any matter with respect to which a separate vote of any series is required by the 1940 Act or the rules and regulations promulgated thereunder, or would be required by Ohio corporation; (b) in the event that the separate vote requirements referred to in (i) above apply with respect to one or more series, then, subject to (iii) below, the shares of all other series shall vote as a single class; and (iii) as to any matter which does not affect the interest of a particular series, on the holders of shares of the one or more affected series shall be entitled to vote.

Shareholder Meetings. Annual meetings of shareholders will not be held, but special meetings of shareholders may be held under certain circumstances. A meeting of Shareholders shall be called by the Secretary whenever (i) ordered by the Trustees or (ii) requested in writing by the holder or holders of at least 10% of the outstanding shares entitled to vote. Dean Fund shareholders are entitled to at least seven days' notice of any meeting. If the Trustees fail to call or give notice of any meeting of shareholders (including a meeting involving only the holders of shares of one or more but less than all series or classes) for a period of 30 days after written application by shareholders holding at least 25% of the outstanding shares requesting that a meeting be called for any other purpose requiring action by the shareholders as provided in the Declaration of Trust or in the By-Laws, then shareholders holding at least 25% of the shares then outstanding may call and give notice of such meeting.

Election and Term of Trustees. The Trust's affairs are supervised by the Trustees under the laws governing business trusts in the State of Ohio. Trustees of The Trust are elected by shareholders holding a majority of shares entitled to vote. Trustees hold office until their successors are duly elected and qualified or until their death, removal or resignation. Any Trustee may be removed at any time with or without cause (i) by written instrument signed by at least two-thirds of the Trustees, (ii) at a special meeting of shareholders of The Trust by a vote of two-thirds of the outstanding shares, or (iii) by a declaration in writing signed by shareholders holding not less than two-thirds of the outstanding shares.

Shareholder Liability. Pursuant to the Trust's Declaration of Trust, shareholders of the Dean Funds generally are not personally liable for the acts, omissions or obligations of The Trust or the Trustees.

Liability of Trustees. The Trustees of the Trust, when acting in such capacity, are not be personally liable for incurring any debts, liabilities or obligations, or in taking or omitting any other actions. The Trust will indemnify its Trustees and officers against all liabilities and expenses, except for liabilities arising from such person's willful misfeasance, bad faith, gross negligence or reckless disregard of that person's duties involved in the conduct of his or her office.

Reorganization. The Trustees of The Trust may, by majority action, with the approval of the holders of more than 50% of the outstanding shares of each series or class entitled to vote and voting separately by series or class, sell and convey the assets of the Trust or any Series or Class to another trust or corporation. Upon making provision for the payment of all liabilities, by assumption or otherwise, the Trustees shall distribute the remaining proceeds belonging to each series or class ratably among the holders of the shares of that series or class then outstanding.

Unified Dean Funds

General. Each Unified Dean Fund is a series of Unified Trust. Unified Trust was established as a business trust under Ohio law by a Declaration of Trust dated October 14, 2002. Unified Trust also is governed by its By-laws and by applicable Ohio law.

Shares. Unified Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series of shares. The shares of each Unified Dean Fund have no preference as to conversion, exchange, dividends, retirement or other features, and have no preemptive rights.

Voting Requirements. Holders of shares of the Unified Dean Funds are entitled to one vote for each full share held and fractional votes for fractional shares. On any matter submitted to a vote of shareholders, all shares of Unified Trust entitled to vote shall be voted by individual series or class(es), except: (i) as to any matter with respect to which a vote of all series voting as a single series is required by the 1940 Act or the rules thereunder, or Ohio law; and (ii) as to any matter which the Trustees have determined affects only the interest of one or more series or class, only a shareholders of such series or class(es) shall be entitled to vote.

Shareholder Meetings. Annual meetings of shareholders will not be held, but special meetings of shareholders may be held under certain circumstances. A meeting of Shareholders shall be called by the Secretary whenever (i) ordered by the Trustees or (ii) requested in writing by the holder or holders of at least 25% of the outstanding shares entitled to vote. Unified Dean Fund shareholders are entitled to at least seven days' notice of any meeting. If the Trustees fail to call or give notice of any meeting of shareholders (including a meeting involving only the holders of shares of one or more but less than all series or classes) for a period of 30 days after written application by shareholders holding at least 25% of the outstanding shares requesting that a meeting be called for any other purpose requiring action by the shareholders as provided in the Declaration of Trust or in the By-Laws, then shareholders holding at least 25% of the shares then outstanding may call and give notice of such meeting.

Election and Term of Trustees. Unified's affairs are supervised by the Trustees under the laws governing business trusts in the State of Ohio. Trustees of Unified Trust are elected by shareholders holding a majority of shares entitled to vote. Trustees hold office until their successors are duly elected and qualified or until their death, removal or resignation. Any Trustee may be removed at any time with or without cause (i) by written instrument signed by at least two-thirds of the Trustees, (ii) at a special meeting of shareholders of Unified Trust by a vote of two-thirds of the outstanding shares, or (iii) by a declaration in writing signed by shareholders holding not less than two-thirds of the outstanding shares.

Shareholder Liability. Pursuant to the Unified Trust's Declaration of Trust, shareholders of the Unified Dean Funds generally are not personally liable for the acts, omissions or obligations of Unified Trust or the Trustees.

Liability of Trustees. The Trustees of the Unified Trust, when acting in such capacity, are not personally liable for incurring any debts, liabilities or obligations, or in taking or omitting any other actions. Unified Trust will indemnify its Trustees and officers against all liabilities and expenses, except for liabilities arising from such person's willful misfeasance, bad faith, gross negligence or reckless disregard of that person's duties involved in the conduct of his or her office.

Reorganization. The Trustees of Unified Trust may, by majority action, with the approval of the holders of more than 50% of the outstanding shares of each series or class entitled to vote and voting separately by series or class, sell and convey the assets of the Trust or any Series or Class to another trust or corporation. Upon making provision for the payment of all liabilities, by assumption or otherwise, the Trustees shall distribute the remaining proceeds belonging to each series or class ratably among the holders of the shares of that series or class then outstanding.

The foregoing is only a summary of certain rights of shareholders of the Dean Funds and the Unified Dean Funds under their respective Trust's governing charter documents and by-laws, state law, and the 1940 Act, and is not a complete description of provisions contained in those sources. Shareholders should refer directly to the provisions of state law, the 1940 Act and rules thereunder for a more thorough description.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below is a summary of some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change. This summary is not applicable to the tax consequences of the Reorganizations. The tax-free nature of the Reorganizations is discussed above under INFORMATION RELATING TO THE REORGANIZATION – Federal Income Taxes.

Each Fund has qualified to be treated as a regulated investment company under the Code. To remain qualified as a regulated investment company, a Fund must distribute 90% of its taxable and tax-exempt income and diversify its holdings as required by the 1940 Act and the Code. While so qualified, so long as each Fund distributes all of its net investment company taxable and tax-exempt income and any net realized gains to the shareholders, it is expected that the Funds will not be required to pay any federal income taxes on the amounts distributed to shareholders.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions that shareholders receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions received from a Fund may be taxable whether or not shareholders reinvest them.

Income and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. To the extent that underlying income of a Fund consists of qualified dividend income, income distributions by the Fund may be subject to a maximum federal income tax rate of 15% for individuals and may qualify for the dividends received deduction for corporations. Long-term capital gains distributed to you are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares. The maximum individual tax rate on net long-term capital gains is 15%.

Income distributions are generally taxable as ordinary income. Long-term capital gains are currently taxed at a maximum rate of 15%. Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of shares of one Fund for shares of another Fund is treated the same as a sale. You will receive an annual statement outlining the tax status of your distributions. You will also receive written notices of certain foreign taxes and distributions paid by the Funds during the prior taxable year.

Shareholders with tax-advantaged or other retirement accounts generally will not be subject to federal taxation on income and capital gain distributions until distributions from the retirement account are received. Shareholders should consult their tax advisor regarding the rules governing their own retirement plan.

INFORMATION ABOUT THE DEAN FUNDS

AND UNIFIED DEAN FUNDS

Information concerning the operation and management of the Dean Funds and the Unified Dean Funds can be found in each Fund's prospectuses. Additional information about the Dean Funds and the Unified Dean Funds is included in the Statement of Additional Information for the Trust and the Unified Trust, both of which are available upon request and without charge by calling 1-888-899-8343.

The Trust and Unified Trust are subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, and files reports and other information, including proxy materials and charter documents, with the SEC. Reports, proxy statements, registration statements and other information filed by the Trust and Unified Trust may be inspected without charge and copied at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington, DC 20549, and at the following regional offices of the SEC: Northeast Regional Office, 3 World Financial Center, Room 4-300, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; and Pacific Regional Office, 5670 Wilshire Boulevard, Suite 1100, Los Angeles, California 90036. Copies of such materials may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549 at prescribed rates. Information included in the Proxy Statement/Prospectus concerning the Trust was provided by Integrated Investment Services, Inc.

Interest of Certain Persons in the Transactions. The Advisor may be deemed to have an interest in the Reorganization of the Dean Large Cap Value Fund and the Dean Balanced Fund into the Unified Dean Large Cap Value Fund. The Advisor currently is waiving a portion of its advisory fee and/or reimbursing certain expenses of each Fund in order to limit “Total Annual Fund Operating Expenses” to 1.85% of the average daily net assets of the Dean Large Cap Value Fund and the Dean Balanced Fund. While the Advisor also has committed to waive its management fee and/or to reimburse certain fund operating expenses to the extent necessary to maintain the Unified Dean Large Cap Value Fund’s annual net operating expenses, excluding certain fees and expenses, to 1.50% of the Fund's average daily net assets, the amount required to be waived and/or reimbursed for the Unified Dean Large Cap Value Fund is smaller than the amount waived and/or reimbursed for the Dean Large Cap Value Fund and the Dean Balanced Fund. However, while the Advisor's commitment to waive and/or reimburse fees and expenses of the Dean Large Cap Value Fund and the Dean Balanced Fund expires on July 31, 2007, the commitment to the Unified Dean Fund continues through March 23, 2009. Finally, as a result of the Reorganization, the Advisor will no longer be required to waive and/or reimburse expenses for the Dean Balanced Fund.

Financial Statements. The financial statements of the Trust for the fiscal year ended March 31, 2006 have been audited by ~~[_______________]~~Ernst & Young LLP, their independent registered public accountant, and are contained in the Annual Report to shareholders. The financial statements for the Trust for the period ended September 30, 2006 are contained in the Semi-Annual Report to shareholders. These financial statements are not audited. The Trust will furnish, without charge, a copy of the Annual Report and the Semi-Report upon request. Requests should be made by calling toll-free 1-888-899-8343 or by visiting www.chdean.com. The Annual Reports for the Dean Funds also are available on the SEC's website at www.sec.gov. The Unified Dean Funds have not yet commenced operations and, therefore, have not produced shareholder reports.

The Financial Highlights relating to the Dean Funds contained in the Semi-Annual Report for the fiscal period ended September 30, 2006 are attached as Exhibit C.

THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS THAT YOU VOTE FOR APPROVAL OF THE REORGANIZATION AGREEMENTS.

VOTING MATTERS

General Information

This Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Board of Trustees of the Trust in connection with the Special Meeting to be held on March ~~[19],~~19, 2007 at 9:30 a.m. Eastern Time at Fifth Third Center, 110 N. Main Street, Suite 1800, Dayton, Ohio 45402, and at any adjournments thereof. This Proxy Statement/Prospectus, along with a Notice of the Special Meeting and a proxy card, is first being mailed to shareholders of the Dean Funds on or about ~~February [22],~~March 5, 2007. It is expected that the solicitation of proxies will be by mail.

The Board of Trustees of the Trust has fixed the close of business on ~~[~~February 16, 2007~~]~~ as the record date (the “Record Date”) for determining the shareholders of each Dean Fund entitled to receive notice of the Special Meeting and to vote, and for determining the number of shares that may be voted, with respect to the Special Meeting or any adjournment thereof.

Voting Rights and Required Vote

Each shareholder of the each Dean Fund is entitled to one vote for each full share held and fractional votes for fractional shares. The holders of 50% of the outstanding shares of each Dean Fund entitled to vote at the Special Meeting, present in person or by proxy, constitute a quorum, however, approval of each Reorganization requires the affirmative vote of a majority of the outstanding voting securities of each Dean Fund.

If you wish to participate in the Special Meeting, you may submit the proxy card included with this Proxy Statement/Prospectus, or attend in person. (Guidelines on voting by proxy card are immediately after the Notice of Special Meeting.)

If the enclosed proxy is properly executed and returned in time to be voted at the Special Meeting, the proxies named therein will vote the shares of beneficial interest represented by the proxy in accordance with the instructions marked on the returned proxy. Proxies that are properly executed and returned but are not marked with voting instructions will be voted FOR the proposed Reorganization and FOR any other matters deemed appropriate. It is not anticipated that any matters other than the approval of the Reorganizations will be brought before the Special Meeting. Should other business properly be brought before the Special Meeting, it is intended that the accompanying proxies will be voted in accordance with the judgment of the persons named as such proxies.

Proxies may be revoked by executing and delivering a later-dated signed proxy to the Secretary of the Trust at the address set forth on the cover page of this Proxy Statement/Prospectus, or by attending the Special Meeting in person and voting your shares. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon.

Abstentions and "broker non-votes" (i.e. shares held by brokers or nominees, typically in "street name," as to which (i) instructions have not been received from the beneficial owners or persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be treated as present for purposes of determining a quorum. In addition, under the rules of the New York Stock Exchange, if a broker has not received instructions from beneficial owners or persons entitled to vote and the proposal to be voted upon may "affect substantially" a shareholder's rights or privileges, the broker may not vote the shares as to that proposal even if it has discretionary voting power As a result, these shares also will be treated as broker non-votes for purposes of proposals that may "affect substantially" a shareholder's rights or privileges (but will not be treated as broker non-votes for other proposals, including adjournment of the Special Meeting).

Abstentions and broker non-votes will be treated as shares voted against a proposal. Treating broker non-votes as votes against a proposal can have the effect of causing shareholders who choose not to participate in the proxy vote to prevail over shareholders who cast votes or provide voting instructions to their brokers or nominees. In order to prevent this result, the Trust may request that selected brokers or nominees refrain from returning proxies on behalf of shares for which voting instructions have not been received from beneficial owners or persons entitled to vote. The Trust also may request that selected brokers or nominees return proxies on behalf of shares for which voting instructions have not been received if doing so is necessary to obtain a quorum.

If shareholders of any Dean Fund do not vote to approve the Reorganization, the Trustees of the Trust will consider other possible courses of action in the best interests of shareholders. If sufficient votes in favor of any Reorganization are not received by the time scheduled for the Special Meeting, the persons named as proxies or any officer present entitled to preside or act as Secretary of such meeting, may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. In determining whether to adjourn the Special Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any adjournment will require an affirmative vote of a majority of those shares represented at the Special Meeting, whether or not a quorum is present, in person or by proxy. The persons named as proxies will vote upon such adjournment after consideration of all circumstances that may bear upon a decision to adjourn the Special Meeting. Any business that might have been transacted at the Special Meeting originally called may be transacted at any such adjourned meeting at which a quorum is present. The costs of any additional solicitation and of any adjourned session will be borne by the Advisor.

A shareholder of any Dean Fund who objects to the proposed Reorganization will not be entitled under either Ohio law or the Declaration of Trust of the Trust to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Reorganizations as proposed are not expected to result in recognition of gain or loss to shareholders for federal income tax purposes. If the Reorganizations are consummated, shareholders will be free to redeem the shares of any Unified Dean Fund that they receive in the transaction at their then-current net asset value. Shares of any Dean Fund may be redeemed at any time prior to the consummation of any Reorganization. Shareholders of the Dean Funds may wish to consult their tax advisors as to any different consequences of redeeming their shares prior to a Reorganization or exchanging such shares in a Reorganization.

The Trust does not hold annual shareholder meetings. If the Reorganizations are not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of the Trust at the address set forth on the cover of this Proxy Statement/Prospectus so that they will be received by the Trust in a reasonable period of time prior to that meeting.

NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise the Trust whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this Proxy Statement/Prospectus needed to supply copies to the beneficial owners of the respective shares.

Expenses

The costs of solicitation and the expenses incurred in connection with preparing this Proxy Statement/Prospectus and its enclosures (totaling approximately $30.000) will be paid by the Advisor whether or not shareholders approve the Reorganizations. Persons holding shares as nominees will, upon request, be reimbursed for their reasonable expenses in sending soliciting material to their principals.

Record Date and Outstanding Shares

Only shareholders of record of each Dean Fund at the close of business on February ~~[16],~~16, 2007 (the "Record Date") are entitled to notice of and to vote at the Special Meeting and any postponement or adjournment thereof. At the close of business on the Record Date there were outstanding and entitled to vote the following shares of the Dean Funds:

Fund	Number of Shares
Dean Large Cap Value Fund	698,803.3190
Dean Balanced Fund	670,598.9850
Dean Small Cap Value Fund	~~,~~1,332,028.1830
Dean International Fund	893,777.3330

The votes of the shareholders of the Unified Dean Funds are not being solicited, because their approval or consent is not necessary for the approval of the Reorganizations. However, the vote required for approval of the proposal, including the treatment of abstentions and broker non-votes would be the same as for the Dean Funds. At the close of business on the Record Date there were outstanding the following shares of the Unified Dean Funds:

Fund	Number of Shares
Unified Dean Large Cap Value Fund	0
Unified Dean Small Cap Value Fund	0
Unified Dean International Fund	0

Security Ownership of Certain Beneficial Owners and Management

As of the Record Date, the officers and Trustees of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of either the Dean Funds or the Unified Dean Funds.

As of the Record Date, to the knowledge of the Trustees and management of the Trust, other than as set forth below, no person owned beneficially or of record more than 5% of the outstanding shares of either Dean Funds or the Unified Dean Funds. Shareholders indicated below holding greater than 25% of a Fund are "controlling persons" under the 1940 Act.

Dean Large Cap Value Fund

Name and Address	Number of Shares	Percentage Ownership
Merrill Attn: Fund Administrator 97PC 4800 Deer Lake Dr. East, 2rd Fl. Jacksonville, FL 32246	73,024.5960	10.45%
Ch. Dean 2480 Kettering Tower Dayton, OH 45423-2480	80,346.7330	11.50%
Dean Wealth Management LP 2480 Kettering Tower Dayton, OH 45423	475,819.3350	68.09%

Dean Balanced Fund

Name and Address	Number of Shares	Percentage Ownership
Merrill Attn: Fund Administrator 97PC 4800 Deer Lake Dr. East, 2rd Fl. Jacksonville, FL 32246	38,331.8510	5.32%
Ch. Dean 2480 Kettering Tower Dayton, OH 45423-2480	104,335.9000	14.49%
Dean Wealth Management LP 2480 Kettering Tower Dayton, OH 45423	527,931.2340	73.29%

Unified Dean Large Cap Value Fund

Name and Address	Percentage Ownership of Combined Fund After Reorganization
Merrill Attn: Fund Administrator 97PC 4800 Deer Lake Dr. East, 2rd Fl. Jacksonville, FL 32246	7.98%
Ch. Dean 2480 Kettering Tower Dayton, OH 45423-2480	12.93%
Dean Wealth Management LP 2480 Kettering Tower Dayton, OH 45423	70.59%

Dean Small Cap Value Fund

Name and Address	Number of Shares	Percentage Ownership	Percentage Ownership of Combined Fund After Reorganization
Ch. Dean 2480 Kettering Tower Dayton, OH 45423-2480	104,946.2500	7.88%	7.88%
Dean Exempt Family Trust 226 Talbott Tower Dayton, OH 45402-1103	128,866.7170	9.67%	9.67%
Dean Wealth Management LP 2480 Kettering Tower Dayton, OH 45423	755,136.0510	56.69%	56.69%
Terrence M. Dean PO Box 24217 Dayton, OH 45424	139,053.9880	10.44%	10.44%

Dean International Fund

Name and Address	Number of Shares	Percentage Ownership	Percentage Ownership of Combined Fund After Reorganization
Merrill Attn: Fund Administrator 97PC 4800 Deer Lake Dr. East, 2rd Fl. Jacksonville, FL 32246	179,811.9500	17.29%	17.29%
University of Dayton 300 College Park Dayton, OH 45469-1640	225,273.2070	21.66%	21.66%
Dean Wealth Management LP 2480 Kettering Tower Dayton, OH 45423	488,692.1760	46.99%	46.99%

OTHER BUSINESS

The Board of Trustees of the Trust knows of no other business to be brought before the Special Meeting. However, if any other matters come before the Special Meeting, it is the intention that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

SHAREHOLDER INQUIRIES

Shareholder inquiries may be addressed to the Trust by calling 1-888-899-8343.

SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO VOTE BY MAIL, PHONE, OR INTERNET. INFORMATION ON THE VARIOUS MANNERS OF VOTING ARE SET FORTH IN THE ENCLOSED PROXY.

By Order of the Board of Trustees,

Debra E. Rindler

                              Secretary

EXHIBIT A

AGREEMENTS AND PLANS OF REORGANIZATION

EXHIBIT B

Fund Adviser:

Dean Investment Associates LLC

2480 Kettering Tower

Dayton, OH 45423

Toll Free 1-888-899-8343

DEAN LARGE CAP VALUE FUND HOLDINGS – (Unaudited)

1As a percent of total investments.

ABOUT DEAN LARGE CAP FUND'S EXPENSES - (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning and held for the six month period, April 1, 2006 to September 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dean Large Cap Value Fund – Class A	Beginning Account Value April 1, 2006	Ending Account Value September 30, 2006	Expenses Paid During Period* April 1, 2006 – September 30, 2006
Actual	$1,000.00	$1,042.11	$9.47
Hypothetical (5% return before expenses)	$1,000.00	$1,015.79	$9.35

*Expenses are equal to the Fund’s annualized expense ratio of 1.85% for Class A, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

Dean Large Cap Value Fund – Class C	Beginning Account Value April 1, 2006	Ending Account Value September 30, 2006	Expenses Paid During Period* April 1, 2006 – September 30, 2006
Actual	$1,000.00	$1,037.91	$13.28
Hypothetical (5% return before expenses)	$1,000.00	$1,012.03	$13.11

*Expenses are equal to the Fund’s annualized expense ratio of 2.60% for Class C, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

DEAN SMALL CAP VALUE FUND HOLDINGS – (Unaudited)

1As a percent of total investments.

ABOUT DEAN SMALL CAP VALUE FUND'S EXPENSES - (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning and held for the six month period, April 1, 2006 to September 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dean Small Cap Value Fund – Class A	Beginning Account Value April 1, 2006	Ending Account Value September 30, 2006	Expenses Paid During Period* April 1, 2006 - September 30, 2006
Actual	$1,000.00	$934.42	$8.97
Hypothetical (5% return before expenses)	$1,000.00	$1,015.80	$9.34

*Expenses are equal to the Fund’s annualized expense ratio of 1.85% for Class A, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

Dean Small Cap Value Fund – Class C	Beginning Account Value April 1, 2006	Ending Account Value September 30, 2006	Expenses Paid During Period* April 1, 2006 - September 30, 2006
Actual	$1,000.00	$930.54	$12.59
Hypothetical (5% return before expenses)	$1,000.00	$1,012.02	$13.12

*Expenses are equal to the Fund’s annualized expense ratio of 2.60% for Class C, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

DEAN BALANCED FUND HOLDINGS – (Unaudited)

1As a percent of total investments.

ABOUT DEAN BALANCED FUND'S EXPENSES - (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning and held for the six month period, April 1, 2006 to September 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dean Balanced Fund – Class A	Beginning Account Value April 1, 2006	Ending Account Value September 30, 2006	Expenses Paid During Period* April 1, 2006 – September 30, 2006
Actual	$1,000.00	$1,036.90	$9.45
Hypothetical (5% return before expenses)	$1,000.00	$1,015.79	$9.35

*Expenses are equal to the Fund’s annualized expense ratio of 1.85% for Class A, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

Dean Balanced Fund – Class C	Beginning Account Value April 1, 2006	Ending Account Value September 30, 2006	Expenses Paid During Period* April 1, 2006 – September 30, 2006
Actual	$1,000.00	$1,032.45	$13.25
Hypothetical (5% return before expenses)	$1,000.00	$1,012.03	$13.12

*Expenses are equal to the Fund’s annualized expense ratio of 2.60% for Class C, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

DEAN INTERNATIONAL FUND HOLDINGS – (Unaudited)

1As a percent of total investments.

ABOUT DEAN INTERNATIONAL FUND'S EXPENSES - (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning and held for the six month period, April 1, 2006 to September 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dean International Fund – Class A	Beginning Account Value April 1, 2006	Ending Account Value September 30, 2006	Expenses Paid During Period* April 1, 2006 – September 30, 2006
Actual	$1,000.00	$973.48	$10.39
Hypothetical (5% return before expenses)	$1,000.00	$1,014.54	$10.61

*Expenses are equal to the Fund’s annualized expense ratio of 2.10% for Class A, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

Dean International Fund – Class C	Beginning Account Value April 1, 2006	Ending Account Value September 30, 2006	Expenses Paid During Period* April 1, 2006 – September 30, 2006
Actual	$1,000.00	$970.51	$14.08
Hypothetical (5% return before expenses)	$1,000.00	$1,010.77	$14.37

*Expenses are equal to the Fund’s annualized expense ratio of 2.85% for Class C, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

EXHIBIT C

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of the Funds. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). The information for the fiscal years ending March 31, 2002 through 2006 have been audited by ~~[_______________________]~~Ernst & Young, whose report, along with the Funds’ financial statements, are incorporated by reference in the Statement of Additional Information, which is available upon request. The information of the six months ended September 30, 2006 is unaudited.

DEAN FAMILY OF FUNDS
LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended September		Year Ended	Year Ended
	30, 2006		March 31,	March 31,
	(Unaudited)		2006	2005

Net asset value, beginning of period	$ 11.40		$ 10.18	$ 9.46
Income (loss) from investment operations:
Net investment loss	-		(0.01)	(0.01)
Net realized and unrealized gains (losses)
on investments	0.48		1.23	0.73
Total income (loss) from investment operations	0.48		1.22	0.72

Less distributions:
From net realized gains	-		-	-
Total distributions	-		-	-

Net asset value, end of period	$ 11.88		$ 11.40	$ 10.18

Total Return (b)	4.21%	(c)	11.98%	7.61%

Net assets, end of period	$ 8,270,202		$ 8,167,690	$ 7,392,623

Ratio of expenses to average net assets:
Before fee waivers and/or expense
reimbursement by Adviser
and Accounting Services Agent	2.57%	(d)	2.73%	2.75%
After fee waivers and/or expense reimbursement by Adviser
and Accounting Services Agent	1.85%	(d)	1.85%	1.85%
Ratio of net investment loss
to average net assets	(0.06)%	(d)	(0.07)%	(0.10)%
Portfolio turnover rate	30%		62%	43%

DEAN FAMILY OF FUNDS
LARGE CAP VALUE FUND (continued table)
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,
	2004	2003	2002

Net asset value, beginning of period	$ 6.40	$ 10.75	$ 11.97
Income (loss) from investment operations:
Net investment loss	(0.04)	(0.03)	(0.06)	(a)
Net realized and unrealized gains (losses)
on investments	3.10	(4.08)	0.12
Total income (loss) from investment operations	3.06	(4.11)	0.06

Less distributions:
From net realized gains	-	(0.24)	(1.28)
Total distributions	-	(0.24)	(1.28)

Net asset value, end of period	$ 9.46	$ 6.40	$ 10.75

Total Return (b)	47.81%	(38.49)%	0.17%

Net assets, end of period	$ 7,459,239	$ 6,725,313	$ 15,204,763

Ratio of expenses to average net assets:
Before fee waivers and/or expense
reimbursement by Adviser
and Accounting Services Agent	2.58%	2.31%	1.91%
After fee waivers and/or expense reimbursement by Adviser
and Accounting Services Agent	1.85%	1.85%	1.85%
Ratio of net investment loss
to average net assets	(0.37)%	(0.32)%	(0.52)%
Portfolio turnover rate	42%	55%	102%

(a) Net investment loss is based on average shares outstanding during the year.

(b) Total returns shown exclude the effect of applicable sales loads.

(c) Not Annualized.

(d) Annualized.

DEAN FAMILY OF FUNDS
SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September, 30		Year Ended	Year Ended
	2006		March 31,	March 31,
	(Unaudited)		2006	2005

Net asset value, beginning of period	$ 16.01		$ 14.33	$ 14.91
Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.11)	(0.08)
Net realized and unrealized gains (losses)
on investments	(1.00)		2.64	1.81
Total income (loss) from investment operations	(1.05)		2.53	1.73

Less distributions:
From net investment income	-		-	-
From net realized gains	-		(0.85)	(2.31)
Total distributions	-		(0.85)	(2.31)

Net asset value, end of period	$ 14.96		$ 16.01	$ 14.33

Total Return (b)	(6.56)%	(c)	18.22%	11.56%

Net assets, end of period	$ 19,514,614		$ 19,007,165	$ 16,537,565

Ratio of expenses to average net assets:
Before fee waivers and/or expense
reimbursement by Adviser	2.04%	(d)	2.15%	2.23%
and Accounting Services Agent
After fee waivers and/or expense
reimbursement by Adviser	1.85%	(d)	1.85%	1.85%
and Accounting Services Agent
Ratio of net investment income (loss)
to average net assets	(0.68)%	(d)	(0.75)%	(0.55)%
Portfolio turnover rate	36%		48%	72%

DEAN FAMILY OF FUNDS
SMALL CAP VALUE FUND (continued table)
FINANCIAL HIGHLIGHTS

	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,
	2004	2003	2002

Net asset value, beginning of period	$9.55	$13.37	$10.40
Income (loss) from investment operations:
Net investment income (loss)	(0.14)	(0.08)	0.03	(a)
Net realized and unrealized gains (losses)
on investments	5.50	(3.69)	2.97
Total income (loss) from investment operations	5.36	(3.77)	3.00

Less distributions:
From net investment income	-	-	(0.03)
From net realized gains	-	(0.05)	-
Total distributions	-	(0.05)	(0.03)

Net asset value, end of period	$14.91	$ 9.55	$ 13.37

Total Return (b)	56.13%	(28.24)%	28.88%

Net assets, end of period	$ 16,435,083	$12,078,397	$21,187,653

Ratio of expenses to average net assets:
Before fee waivers and/or expense
reimbursement by Adviser	2.08%	2.01%	1.84%
and Accounting Services Agent
After fee waivers and/or expense
reimbursement by Adviser	1.85%	1.85%	1.84%
and Accounting Services Agent
Ratio of net investment income (loss)
to average net assets	(0.99)%	(0.65)%	0.26%
Portfolio turnover rate	82%	82%	67%

(a) Net investment income is based on average shares outstanding during the year.

(b) Total returns shown exclude the effect of applicable sales loads.

(c) Not Annualized.

(d) Annualized.

DEAN FAMILY OF FUNDS
BALANCED FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September, 30		Year Ended	Year Ended
	2006		March 31,	March 31,
	(Unaudited)		2006	2005

Net asset value, beginning of period	$ 10.56		$ 9.80	$ 9.41
Income (loss) from investment operations:
Net investment income	0.05		0.07	0.05
Net realized and unrealized gains (losses)
on investments	0.34		0.76	0.39
Total income (loss) from investment operations	0.39		0.83	0.44

Less distributions:
From net investment income	(0.05)		(0.07)	(0.05)
From net realized gains	-		-	-
From return of capital	-		-	-	(b)
Total distributions	(0.05)		(0.07)	(0.05)

Net asset value, end of period	$ 10.90		$ 10.56	$ 9.80

Total Return (c)	3.69%	(d)	8.46%	4.65%

Net assets, end of period	$ 7,892,606		$ 7,733,975	$ 7,241,665

Ratio of expenses to average net assets:
Before fee waivers and/or expense
reimbursement by Adviser	2.60%	(e)	2.75%	2.73%
and Accounting Services Agent
After fee waivers and/or expense
reimbursement by Adviser	1.85%	(e)	1.85%	1.85%
and Accounting Services Agent
Ratio of net investment income
to average net assets	0.89%	(e)	0.66%	0.44%
Portfolio turnover rate	21%		56%	29%

.

DEAN FAMILY OF FUNDS
BALANCED FUND (continued table)
FINANCIAL HIGHLIGHTS

		Year Ended	Year Ended	Year Ended
		March 31,	March 31,	March 31,
		2004	2003	2002

Net asset value, beginning of period		$ 6.89	$ 10.15	$ 10.92
Income (loss) from investment operations:
Net investment income		0.04	0.06	0.09	(a)
Net realized and unrealized gains (losses)
on investments		2.53	(2.69)	(0.26)
Total income (loss) from investment operations		2.57	(2.63)	(0.17)

Less distributions:
From net investment income		(0.03)	(0.06)	(0.10)
From net realized gains		-	(0.26)	(0.50)
From return of capital	(b)	(0.02)	(0.31)	-
Total distributions		(0.05)	(0.63)	(0.60)

Net asset value, end of period		$ 9.41	$ 6.89	$ 10.15

Total Return (c)		37.36%	(26.10)%	(1.75)%

Net assets, end of period		$ 8,786,461	$ 8,183,461	$ 12,509,111

Ratio of expenses to average net assets:
Before fee waivers and/or expense
reimbursement by Adviser		2.41%	2.21%	2.01%
and Accounting Services Agent
After fee waivers and/or expense
reimbursement by Adviser		1.85%	1.85%	1.85%
and Accounting Services Agent
Ratio of net investment income
to average net assets		0.41%	0.77%	0.88%
Portfolio turnover rate		44%	51%	86%

(a) Net investment income is based on average shares outstanding during the year.

(b) Return of capital represents less than $0.01 per share.

(c) Total returns shown exclude the effect of applicable sales loads.

(d) Not Annualized.

(e) Annualized.

DEAN FAMILY OF FUNDS
INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September, 30		Year Ended	Year Ended
	2006		March 31,	March 31,
	(Unaudited)		2006	2005

Net asset value, beginning of period	$ 15.46		$ 12.14	$ 10.45
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.10	0.11
Net realized and unrealized gains (losses)
on investments	(0.46)		3.26	1.75
Total income (loss) from investment operations	(0.41)		3.36	1.86

Less distributions:
From net investment income	-		(0.04)	(0.17)
From return of capital	-		-	-
Total distributions	-		(0.04)	(0.17)

Net asset value, end of period	$ 15.05		$ 15.46	$ 12.14

Total Return (b)	(2.65)%	(c)	27.70%	17.82%

Net assets, end of period	$ 15,865,705		$ 16,068,877	$ 13,073,914

Ratio of expenses to average net assets:
Before fee waivers and/or expense
reimbursement by Adviser	2.54%	(d)	2.78%	2.91%
and Accounting Services Agent
After fee waivers and/or expense
reimbursement by Adviser	2.10%	(d)	2.10%	2.10%
and Accounting Services Agent
Ratio of net investment income (loss)
to average net assets	0.64%	(d)	0.71%	0.99%
Portfolio turnover rate	59%		87%	94%

DEAN FAMILY OF FUNDS
INTERNATIONAL FUND (continued table)
FINANCIAL HIGHLIGHTS

	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,
	2004	2003	2002

Net asset value, beginning of period	$ 6.84	$ 9.18	$ 9.96
Income (loss) from investment operations:
Net investment income (loss)	0.04	-	(0.06)	(a)
Net realized and unrealized gains (losses)
on investments	3.98	(2.34)	(0.71)
Total income (loss) from investment operations	4.02	(2.34)	(0.77)

Less distributions:
From net investment income	(0.37)	-	(0.01)
From return of capital	(0.04)	-	-
Total distributions	(0.41)	-	(0.01)

Net asset value, end of period	$ 10.45	$ 6.84	$ 9.18

Total Return (b)	59.23%	(25.49)%	(7.77)%

Net assets, end of period	$ 10,842,350	$ 7,041,919	$ 12,078,887

Ratio of expenses to average net assets:
Before fee waivers and/or expense
reimbursement by Adviser	3.34%	3.07%	2.73%
and Accounting Services Agent
After fee waivers and/or expense
reimbursement by Adviser	2.10%	2.10%	2.10%
and Accounting Services Agent
Ratio of net investment income (loss)
to average net assets	0.33%	(0.05)%	(0.67)%
Portfolio turnover rate	131%	143%	121%

(a) Net investment loss is based on average shares outstanding during the year.

(b) Total returns shown exclude the effect of applicable sales loads.

(c) Not Annualized.

(d) Annualized.

STATEMENT OF ADDITIONAL INFORMATION

 ~~,~~March 5, 2007

UNIFIED SERIES TRUST

431 North Pennsylvania Street

Indianapolis, IN 46204

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Proxy Statement/Prospectus dated ~~,~~ March 5, 2007 for the Special Meeting of Shareholders of the Dean Family of Funds (the "Trust") with respect to the Dean Large Cap Value Fund, the Dean Balanced Fund, the Dean Small Cap Value Fund and the Dean International Fund (each a "Dean Fund" and collectively, the "Dean Funds") to be held on March 19, 2007. At the Special Meeting, shareholders of the Dean Funds will be asked to consider and approve proposed Agreements and Plans of Reorganization (the "Reorganization Agreements"), by and between the Trust and Unified Series Trust (the "Unified Trust") on behalf of the ~~Unified~~ Dean Large Cap Value Fund, the Dean Small Cap Value Fund and the ~~Unified~~ Dean International Fund (each a "Unified Dean Fund" and collectively, "Unified Dean Funds"), each a separate series of the Unified Trust. Copies of the Proxy Statement/Prospectus may be obtained at no charge by calling 1-888-899-8343. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.

Further information about the Dean Funds is contained in and incorporated by reference to the Statement of Additional Information for the Trust dated July 31, 2006. The audited financial statements and related independent registered public accountants' report for the Trust contained in the Annual Report to Shareholders for the fiscal year ending March 31, 2006 and the Semi-Annual Report to Shareholders for the period ending September 30, 2006, are incorporated herein by reference.

Further information about the Unified Dean Funds is contained in and incorporated by ~~reference to a preliminary~~referenceto a Statement of Additional Information ~~, which was filed with the SEC on January 3,~~dated March 2, 2007. Copies are available upon request and without charge by calling1-888-899-8343. ~~The Statement of Additional Information for the Unified Dean Funds is not yet effective and is subject to completion.~~  The Unified Dean Funds have not yet commenced operations and, therefore, have not produced shareholder reports.

Table of Contents

Pro Forma Financial Statements of the combined Dean Large Cap Value Fund, Dean Balanced Fund and Unified Dean Funds Fund for the period ended September 30, 2006	1

INTRODUCTION

The proposed transaction, if approved by shareholders, will result in: (i) the transfer of all of the assets and liabilities of (a) the Dean Large Cap Value Fund and Dean Balanced Fund in exchange for shares of the ~~Unified~~ Dean Large Cap Value Fund, series of Unified Series Trust ("Unified Trust")(each series a "Unified Dean Fund" and collectively, "Unified Dean Funds"), (b) the Dean Small Cap Value Fund for the ~~Unified~~ Dean Small Cap ~~Vale~~Value Fund, and (c) the Dean International Fund for the ~~Unified~~ Dean International Fund; (ii) the distribution of shares of ~~the~~each Unified ~~Dean Large Cap Value Fund, Unified Dean Small Cap Value Fund and Unified Dean International Fund~~Fund, so received to shareholders of the corresponding Dean ~~Large Cap Value Fund, Dean Balanced Fund, Dean Small Cap Value Fund and Dean International~~ Fund; and (iii) the liquidation and termination of the Trust.

The Portfolio of Investments, Statement of Assets and Liabilities and the Statement of Operations for the Dean Large Cap Value Fund, the Dean Balanced Fund and the Unified Dean Funds Fund, and the combined Funds, set forth in the following Pro Forma Financial Statements, are for the period ended September 30, 2006.

PROFORMA SCHEDULE OF INVESTMENTS	Dean	Dean	Unified Dean	Dean	Dean	Unified Dean
September 30, 2006 (Unaudited)	Large Cap	Balanced	Large Cap	Large Cap	Balanced	Large Cap
	Value Fund	Fund	Value Fund	Value Fund	Fund	Value Fund
COMMON STOCKS - 79.90%	Shares	Shares	Shares[1]	Value	Value	Value[1]

Accident & Health Insurance - 1.20%
AFLAC, Inc.	2,800	1,600	4,400	$128,128	$73,216	$201,344

Air Courier Services - 1.81%
FedEx Corp.	1,800	1,000	2,800	195,624	108,680	304,304

Auto Controls For Regulating
Residential & Commercial Environments - 2.46%
Honeywell International, Inc.	6,300	3,800	10,100	257,670	155,420	413,090

Bituminous Coal & Lignite Surface Mining - 0.91%
Arch Coal, Inc.	3,300	2,000	5,300	95,403	57,820	153,223

Bottled & Canned Soft Drinks & Carbonated Waters - 1.22%
Cadbury Schweppes Public Ltd., Co. ADR (a)	3,000	1,800	4,800	128,310	76,986	205,296

Cable & Other Pay Television Services - 5.13%
Cablevision Systems Corp. - Class A *	10,000	5,800	15,800	227,100	131,718	358,818
Comcast Corp. - Class A	5,500	3,400	8,900	202,675	125,290	327,965
Viacom, Inc. - Class B *	2,850	1,850	4,700	105,963	68,783	174,746
				535,738	325,791	861,529

Crude Petroleum & Natural Gas - 1.32%
Chesapeake Energy Corp	2,500	1,200	3,700	72,450	34,776	107,226
XTO Energy, Inc.	1,700	1,000	2,700	71,621	42,130	113,751
				144,071	76,906	220,977

Drilling Oil & Gas Wells - 2.59%
Noble Corp.	2,300	1,300	3,600	147,614	83,434	231,048
Weatherford International Ltd. *	3,100	1,800	4,900	129,332	75,096	204,428
				276,946	158,530	435,476

Electronic Connectors - 1.19%
TXU Corp.	2,000	1,200	3,200	125,040	75,024	200,064

Electronic Computers - 1.67%
Dell, Inc. *	8,300	4,000	12,300	189,572	91,360	280,932

Electronic & Other Electrical Equipment - 4.04%
General Electric Co.	6,300	4,000	10,300	222,390	141,200	363,590
Groupe Danone ADR (a)	6,600	4,000	10,600	195,492	118,480	313,972
				417,882	259,680	677,562
Electronic & Other Services Combined - 1.22%
Scana Corp.	3,200	1,900	5,100	128,864	76,513	205,377

Fire, Marine & Casualty Insurance - 2.80%
American International Group, Inc.	4,200	2,900	7,100	278,292	192,154	470,446

Hospital & Medical Service Plans - 1.29%
Coventry Health Care, Inc. *	2,700	1,500	4,200	139,104	77,280	216,384

*See accompanying notes which are an integral part of these financial statements.

PROFORMA SCHEDULE OF INVESTMENTS - continued	Dean	Dean	Unified Dean	Dean	Dean	Unified Dean
September 30, 2006 (Unaudited)	Large Cap	Balanced	Large Cap	Large Cap	Balanced	Large Cap
	Value Fund	Fund	Value Fund	Value Fund	Fund	Value Fund
COMMON STOCKS - 79.90% - continued	Shares	Shares	Shares[1]	Value	Value	Value[1]

Instruments for Measuring & Testing of
Electricity & Electric Signals - 0.88%
Agilent Technologies, Inc. *	3,000	1,500	4,500	$98,070	$49,035	$147,105

Insurance Agents, Brokers & Services - 2.16%
MetLife, Inc.	4,000	2,400	6,400	226,720	136,032	362,752

Motor Vehicles & Passenger Car Bodies - 3.93%
Honda Motor Co., Ltd. ADR (a)	7,000	4,200	11,200	235,410	141,246	376,656
Toyota Motor Corp. ADR (a)	1,400	1,200	2,600	152,460	130,680	283,140
				387,870	271,926	659,796

National Commercial Banks - 7.48%
JPMorgan Chase & Co.	5,000	4,350	9,350	234,800	204,276	439,076
PNC Financial Services Group, Inc.	1,900	1,100	3,000	137,636	79,684	217,320
US Bancorp	7,000	3,000	10,000	232,540	99,660	332,200
Wachovia Corp.	3,000	1,800	4,800	167,400	100,440	267,840
				772,376	484,060	1,256,436

Orthopedic, Prosthetic & Surgical Appliance & Supplies - 1.29%
Zimmer Holdings, Inc. *	2,000	1,200	3,200	135,000	81,000	216,000

Personal Credit Institutions - 1.70%
SLM Corp.	3,500	2,000	5,500	181,930	103,960	285,890

Petroleum Refining - 2.35%
ConocoPhillips	3,000	1,700	4,700	178,590	101,201	279,791
Murphy Oil Corp.	1,500	900	2,400	71,325	42,795	114,120
				249,915	143,996	393,911

Pharmaceutical Preparations - 2.84%
Novartis AG ADR (a)	2,300	1,300	3,600	134,412	75,972	210,384
Teva Pharmaceutical Industries Ltd. ADR (a)	5,000	2,800	7,800	170,450	95,452	265,902
				304,862	171,424	476,286

Radio & TV Broadcasting & Communication Equipment - 3.35%
L-3 Communications Holdings, Inc.	1,700	1,000	2,700	133,161	78,330	211,491
Motorola, Inc.	7,000	7,000	14,000	175,000	175,000	350,000
				308,161	253,330	561,491

Radiotelephone Communications - 1.42%
Alltel Corp.	2,700	1,600	4,300	149,850	88,800	238,650

Railroads, Line-Hauling - 1.23%
Norfolk Southern Corp.	2,500	2,200	4,700	110,125	96,910	207,035

Retail - Department Stores - 1.80%
Federated Department Stores, Inc.	4,400	2,600	7,000	190,124	112,346	302,470

Retail - Drug Stores & Proprietary Stores - 1.65%
CVS Corp.	5,400	3,200	8,600	173,448	102,784	276,232

*See accompanying notes which are an integral part of these financials statements.

PROFORMA SCHEDULE OF INVESTMENTS - continued	Dean	Dean	Unified Dean	Dean	Dean	Unified Dean
September 30, 2006 (Unaudited)	Large Cap	Balanced	Large Cap	Large Cap	Balanced	Large Cap
	Value Fund	Fund	Value Fund	Value Fund	Fund	Value Fund
COMMON STOCKS - 79.90% - continued	Shares	Shares	Shares[1]	Value	Value	Value[1]

Retail - Grocery Stores - 1.18%
Safeway, Inc.	4,100	2,400	6,500	$124,435	$72,840	$197,275

Retail - Lumber & Other Building Materials Dealers - 1.60%
Lowe's Companies, Inc.	6,200	3,400	9,600	173,972	95,404	269,376

Retail - Variety Stores - 1.53%
Wal-Mart Stores, Inc.	3,300	1,900	5,200	162,756	93,708	256,464

Rolling Drawing & Extruding of Nonferrous Metals - 1.14%
Alcoa, Inc.	4,300	2,500	6,800	120,572	70,100	190,672

Security Brokers, Dealers & Flotation Companies - 1.44%
Legg Mason, Inc.	1,500	900	2,400	151,290	90,774	242,064

Semiconductors & Related Devices - 4.23%
Applied Materials, Inc.	9,000	5,500	14,500	159,570	97,515	257,085
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (a)	21,629	12,359	33,988	207,638	118,646	326,284
Texas Instruments, Inc.	2,500	1,300	3,800	83,125	43,225	126,350
				450,333	259,386	709,719

Services - Prepackaged Software - 2.21%
Microsoft Corp.	9,300	4,300	13,600	254,169	117,519	371,688

State Commercial Banks - 2.51%
Northern Trust Corp.	2,400	1,400	3,800	140,232	81,802	222,034
State Street Corp.	2,000	1,200	3,200	124,800	74,880	199,680
				265,032	156,682	421,714

Telephone Communications (No Radiotelephone) - 1.22%
Sprint Nextel Corp.	7,500	4,400	11,900	128,625	75,460	204,085

Wholesale - Professional & Commercial Equipment & Supplies - 1.91%

Fisher Scientific International, Inc.	2,600	1,500	4,100	203,424	117,360	320,784

TOTAL COMMON STOCKS (Cost $12,100,970)				$8,363,703	$5,050,196	$13,413,899

EXCHANGE TRADED FUNDS - 4.22%
iShares Trust Russell 1000 Value Fund	1,600	7,600	9,200	123,312	585,732	709,044

TOTAL EXCHANGE TRADED FUNDS (Cost $673,624)				$123,312	585,732	$709,044

*See accompanying notes which are an integral part of these financial statements.

PROFORMA SCHEDULE OF INVESTMENTS - continued	Dean	Dean	Unified Dean
September 30, 2006 (Unaudited)	Large Cap	Balanced	Large Cap
	Value Fund	Fund	Value Fund	Dean	Dean	Unified Dean
				Large Cap	Balanced	Large Cap
	Principal	Principal	Principal	Value Fund	Fund	Value Fund
FIXED INCOME OBLIGATIONS - 14.94%	Value	Value	Value	Value	Value	Value[1]

Bank of America Corp., 7.400%, 01/15/11	$ -	$150,000	$150,000	$ -	$162,491	$162,491
Commercial Credit Co., 6.625%, 06/01/15	-	150,000	150,000	-	162,367	162,367
Freddie Mac, 5.750%, 01/15/12	-	100,000	100,000	-	103,904	103,904
Freddie Mac, 4.750%, 01/18/11	-	600,000	600,000	-	596,944	596,944
Fannie Mae, 4.250%, 08/15/10	-	170,000	170,000	-	166,286	166,286
Fannie Mae, 7.125%, 03/15/07	-	200,000	200,000	-	201,616	201,616
Fannie Mae, 6.000%, 05/15/08	-	280,000	280,000	-	284,416	284,416
New Plan Excel, 7.40%, 09/15/09	-	300,000	300,000	-	320,430	320,430
U.S. Treasury Notes, 6.000%, 08/15/09	-	200,000	200,000	-	207,367	207,367
U.S. Treasury Notes, 6.125%, 08/15/07	-	300,000	300,000	-	302,988	302,988

TOTAL FIXED INCOME OBLIGATIONS (Cost $2,483,218)				$ -	$2,508,809	$2,508,809

MONEY MARKET SECURITIES - 0.76%	Shares	Shares	Shares[1]

AIM STIT-STIC Prime Portfolio - Class I	36,066	90,592	126,658	36,066	90,592	126,658

TOTAL MONEY MARKET SECURITIES (Cost $126,658)				$36,066	$90,592	$126,658

TOTAL INVESTMENTS (Cost $15,384,470) - 99.82%				$8,523,081	$8,235,329	$16,758,410

Other assets less liabilities - 0.18%				4,713	25,237	29,950

TOTAL NET ASSETS - 100.00%				$8,527,794	$8,260,566	$16,788,360

* Non-income producing securities.
(a)	American Depositary Receipt - A negotiable certificate issued by a U.S. bank representing a specifi number of shares of a foreign stock traded on a U.S. exchange.

1 Certain securities may be sold following the Reorganization to realign the portfolio of the New Large Cap Value Funds. In addition, certain securities in the Funds' portfolios may have been sold in the period between September 30, 2006 and the date that these Pro Forma Combined Financial Statements were produced.

*See accompanying notes which are an integral part of these financial statements.

PROFORMA STATEMENTS OF ASSETS & LIABILITIES
September 30, 2006
(Unaudited)	Dean	Dean	Unified Dean
	Large Cap	Balanced	Large Cap
	Value Fund	Fund	Value Fund

ASSETS
Investment in securities: (Notes 2,5,6 & 7)
At cost	$7,710,306	$7,674,164	$15,384,470
At value	$8,523,081	$8,235,329	$16,758,410

Dividends and interest receivable (Note 2 & 6)	14,637	36,599	51,236
Receivable for capital shares sold	-	14,139	14,139
Prepaid expenses	11,001	10,610	21,611
TOTAL ASSETS	$8,548,719	$8,296,677	$16,845,396

LIABILITIES
Payable to Adviser (Note 4)	1,104	993	2,097
Payable to trustees	2,103	2,153	4,256
Distributions payable	-	14,456	14,456
Other liabilities	17,718	18,509	36,227
TOTAL LIABILITIES	20,925	36,111	57,036

NET ASSETS	$8,527,794	$8,260,566	$16,788,360

Net assets consist of:
Paid in capital	$10,459,095	$8,517,294	$18,976,389
Accumulated undistributed net investment income (loss)	(3,486)	(124)	(3,610)
Accumulated net realized gains (losses) from security
transactions	(2,740,590)	(817,769)	(3,558,359)
Net unrealized appreciation on investments (Note 2)	812,775	561,165	1,373,940

NET ASSETS	$8,527,794	$8,260,566	$16,788,360

*See accompanying notes which are an integral part of these financial statements.

PROFORMA STATEMENTS OF OPERATIONS
Six Months Ended September 30, 2006
(Unaudited)
	Dean	Dean		Unified Dean
	Large Cap	Balanced		Large Cap
	Value Fund	Fund	Adjustment[1]	Value Fund
INVESTMENT INCOME

Dividends	$72,245	$45,907	$ -	$ 118,152
Interest	2,980	65,724	-	68,704
TOTAL INCOME	75,225	111,631	-	186,856

EXPENSES
Investment advisory fees	42,017	40,656	(3,108)	79,565
Professional fees	13,100	13,241	(5,341)	21,000
Accounting services fees	14,878	15,465	(17,343)	13,000
Transfer agent and shareholder servicing	12,532	11,412	(14,944)	9,000
Registration fees	7,790	7,166	(5,956)	9,000
Administrative services fees	7,519	7,521	(7,879)	7,161
Custodian fees	3,384	3,360	(3,744)	3,000
Trustees' fees and expenses	2,718	2,657	625	6,000
Reports to shareholders	1,806	1,605	(1,161)	2,250
Insurance expense	902	868	(870)	900

Other expenses	952	952	(1,304)	600
TOTAL EXPENSES	107,598	104,903	(61,025)	151,476
Fees waived and expenses reimbursed by Adviser	(33,248)	(32,891)	41,967	(24,172)
NET EXPENSES	74,350	72,012	(19,058)	127,304

NET INVESTMENT INCOME	$875	$39,619	$19,058	$59,552

REALIZED & UNREALIZED GAINS
Net realized gains from security transactions	$160,159	$ 113,229	$ -	$273,388

Net change in unrealized appreciation (depreciation) on investments	190,402	142,907	-	333,309

NET REALIZED & UNREALIZED GAINS ON INVESTMENTS	350,561	256,136	-	606,697

NET INCREASE IN NET ASSETS FROM OPERATIONS	$351,436	$295,755	$19,058	$666,249

1 The Dean Funds currently are organized as a stand-alone investment company. Following the Reorganization, the Dean Funds will be a series of a larger umbrella trust. As a result, it is anticipated that economies of scale will result in lower expenses.

*See accompanying notes which are an integral part of these financial statements.

DEAN FAMILY OF FUNDS

PROFORMA NOTES TO FINANCIAL STATEMENTS

September 30, 2006 (Unaudited)

1. Organization

The Dean Family of Funds (the Trust) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust was organized as an Ohio business trust under a Declaration of Trust dated December 18, 1996. The Trust has established four series: the Large Cap Value Fund, the Small Cap Value Fund, the Balanced Fund, and the International Fund (individually, the “Fund”, collectively, the “Funds”). The Trust was capitalized on March 17, 1997, when the initial shares of each Fund (except for the International Fund) were purchased at $10.00 per share. The International Fund was capitalized on October 13, 1997, when the initial shares of the International Fund were purchased at $10.00 per share. The period covered by these notes is from April 1, 2006 to September 30, 2006.

The Large Cap Value Fund seeks to provide capital appreciation and dividend income over the long-term by investing primarily in the common stocks of large companies.

The Small Cap Value Fund seeks to provide capital appreciation by investing primarily in the common stocks of small companies.

The Balanced Fund seeks to preserve capital while producing a high total return by allocating its assets among equity securities, fixed-income securities and money market instruments.

The International Fund seeks to provide long-term capital growth by investing primarily in the common stocks of foreign companies.

The Funds indemnify the Trust’s officers and trustees for certain liabilities that might arise from their performance of their duties as officers and Trustees of the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Pursuant to an Agreement and Plan of Reorganization approved by the Trust’s Board of Trustees on September 20, 2006 (the “Reorganization Agreement’), the Funds intend to engage in a tax-free reorganization to new series of the Unified Series Trust (the “Unified Trust”), provided that the Funds’ shareholders approve the Reorganization. The result of the Reorganizations is that shareholders of the Dean Large Cap Value Fund and Dean Balanced Fund will become shareholders of the Dean Large Cap Value Fund series of the Unified Trust, while shareholders in the Dean Small Cap Value Fund and the Dean International Fund will become shareholders in the Dean Small Cap Value Fund and the Dean International Fund series of the Unified Trust, respectively. Each series of the Unified Trust is referred to here after as a “Unified Fund”. Under the Reorganization Agreement, effective on or about March 23, 2007, the Unified Large Cap Value Fund will acquire all of the assets and liabilities of the Balanced Fund and Large Cap Value Fund on the Closing Date in consideration for shares of the Unified Large Cap Value Fund. On the same date, the Unified Small Cap Value Fund and the Unified International Fund will acquire all of the assets and liabilities of the Dean Small Cap Value Fund and the Dean International Fund, respectively in consideration for shares of the corresponding Unified Funds.

2. Significant Accounting Policies

The following is a summary of the Trust’s significant accounting policies:

Security valuation – Portfolio securities are valued as follows: (1) securities that are traded on stock exchanges are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price; (2) securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price; (3) securities traded in the over-the-counter market that are not quoted by NASDAQ, are valued at the last sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued or, if the last sale price is not readily available, at the last bid price as quoted by brokers that make markets in the securities; (4) securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market; (5) U.S. Government obligations are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities; (6) securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange; (7) short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost; and (8) securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

DEAN FAMILY OF FUNDS

PROFORMA NOTES TO FINANCIAL STATEMENTS

September 30, 2006 (Unaudited)

2. Significant Accounting Policies - continued

If trading in a stock is halted and does not resume before a Fund calculates its net asset value, the Fund may value the security at its fair value. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s net asset value by short-term traders. If an event that may change the value of a security held in a Fund’s portfolio occurs after the closing of the applicable market, the Board of Trustees might decide to value the security based on fair value. This may cause the value of the security on the books of the Fund to be significantly different from the market quotation and may affect the calculation of the Fund’s net asset value.

Share valuation – On each day that the Trust is open for business, the share price (net asset value) and the public offering price (net asset value plus applicable sales load) of Class A shares is determined as of the close of the regular session of trading on the New York Stock Exchange, generally 4:00 p.m., Eastern time. The Trust is open for business on each day the New York Stock Exchange is open for business and on any other day when there is sufficient trading in a Fund's investments that its net asset value might be materially affected. The net asset value per share of Class A of each Fund is calculated daily by dividing the total value of a Fund’s assets less liabilities, divided by the number of shares outstanding. The maximum offering price of Class A shares of each Fund is equal to the net asset value per share plus a sales load equal to 5.54% of the net asset value (or 5.25% of the offering price).

A contingent deferred sales load is imposed upon certain redemptions of Class A shares that were purchased at net asset value if a commission was paid by 2480 Securities, LLC (the Underwriter) to a participating unaffiliated dealer at the time of the purchase and the Class A shares are redeemed within one year from the date of purchase. The contingent deferred sales load will equal the commission percentage paid at the time of purchase (up to 1.00%) applied to the lesser of the net asset value of the Class A shares at the time of purchase or the net asset value of the Class A shares at the time of redemption.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized using the effective interest method.

Distributions to shareholders – The Balanced Fund distributes substantially all of its net investment income, if any, on a quarterly basis. Each of the Large Cap Value Fund, Small Cap Value Fund and International Fund distribute substantially all of its net investment income, if any, on an annual basis. In addition, each Fund distributes any net realized long-term capital gains at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Investment transactions – Investment transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

Estimates –The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in subchapter M of the Internal Revenue Code of 1986, as amended and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

As of March 31, 2006, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, in the following amounts:

DEAN FAMILY OF FUNDS

PROFORMA NOTES TO FINANCIAL STATEMENTS

September 30, 2006 (Unaudited)

2. Significant Accounting Policies - continued

As of March 31, 2006, the Large Cap Value Fund had unutilized capital loss carryforwards of $195, 033 and $2,705,717, which expire on March 31, 2011 and March 31, 2012, respectively. The Balanced Fund on March 31, 2006 had unutilized capital loss carryforwards of $930,099, which expire on March 31, 2012. The final amount of unutilized capital loss carryover for each Fund is subject to change and will not be determined until the time of the Reorganization. After and as a result of the Reorganization, these capital loss carryforwards may, in part, be subject to limitations under applicable tax laws on the rate at which they may be used in the future to offset capital gains of the Income Equity Fund. As a result, some or all of the capital loss carryforwards may expire unutilized. The Trustees took this factor into account in concluding that the proposed Reorganization would be in the best interests of the Funds and their shareholders.

Proposed Reorganization

Pursuant to the Reorganization Agreements, each Dean Fund will transfer all of its assets and liabilities to the corresponding Unified Dean Fund in exchange solely for shares of the corresponding Unified Dean Fund as shown below.

Dean Funds		Unified Dean Funds*
Dean Large Cap Value Fund Dean Balanced Fund	•	Unified Dean Large Cap Value Fund
Dean Small Cap Value Fund	•	Unified Dean Small Cap Value Fund
Dean International Fund	•	Unified Dean International Fund

*Please note that the Unified Dean Funds are newly created series of the Unified Trust. For more information on this reorganization, please read the enclosed combined Proxy Statement/Prospectus.

The assets and liabilities of the Funds will be transferred to the applicable series (each, a New Fund and together, the New Funds) of the Unified Trust, in exchange for shares of the applicable New Fund. Shareholders of the Funds will receive Class A shares of the applicable New Fund. The total value of the New Fund Class A shares received by a shareholder will equal the total value of the applicable Fund shares held by the shareholder on the reorganization date. Please see below for an example of the shares that would be exchanged for shares of the Unified Dean Large Cap Value Fund. This example is as of December 31, 2006. If the Reorganization is consummated, the shares amounts are likely to be different on March 23, 2007 as a result of daily share purchase and redemption activity in the Funds and changes in NAV.

No sales charges or redemption fees will be imposed in connection with the reorganization. The Trust expects to obtain an opinion of counsel that the reorganization will not result in gain or loss to the shareholders of any Fund for federal income tax purposes. The Trust and its shareholders will not bear any of the expenses of implementing the reorganization.

Dean Investment Associates, LLC will continue to serve as the investment adviser to the New Funds. Newton Capital Management, Ltd. will continue to serve as the sub-adviser to the New International Fund. Unified Fund Services, Inc. is the fund accounting agent, administrator and transfer agent for both the Trust and the Unified Trust.

Part C

ITEM 15. Indemnification:

Article VI, Section 6.4 of the Declaration of Trust of Unified Series Trust, an Ohio business trust, provides that:

Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

ITEM 16.	EXHIBITS
(1)

(i)            Agreement and Declaration of Trust as filed with the State of Ohio on October 17, 2002 – Filed with Registrant’s initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

(ii)    First Amendment to Agreement and Declaration of Trust, as filed with the State of Ohio on September 15, 2005 – Filed with Registrant’s registration statement on Form N-1A dated March 31, 2006 and incorporated herein by reference.

(iii)   Amendment No. 2 to Agreement and Declaration of Trust, as filed with the State of Ohio on May 17, 2006 – Filed with Registrant’s registration statement on Form N-1A dated July 24, 2006 and incorporated herein by reference.

(iv)   Amendment No. 3 to Agreement and Declaration of Trust, as filed with the State of Ohio on September 1, 2006 – Filed with Registrant’s registration statement on Form N-1A dated September 19, 2006 and incorporated herein by reference.

(2)	By-laws adopted as of October 17, 2002 – Filed with Registrant’s initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference
(3)	None
(4)	Agreements and Plans of Reorganization dated as of January 15, 2007 ~~is filed herewith~~– filed with Registrant's Form N-14 dated January 23, 2007 and incorporated by reference.
(5)	None
(6)

(i)            Copy of Registrant’s Management Agreement with Ariston Capital Management Corp. with regard to the ACM Convertible Securities Fund, approved December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

(a)    Copy of Side Letter Agreement with Ariston Capital Management Corp, dated September 12, 2005, regarding fee waiver and expense reimbursement with respect to the ACM Convertible Securities Fund for the 2006 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated May 1, 2006 and incorporated herein by reference.

(ii)    Copy of Registrant’s Management Agreement with Gamble, Jones, Morphy & Bent with regard to the GJMB Growth Fund, approved December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference

(iii)   Copy of Registrant’s Management Agreement with GLOBALT, Inc. with regard to the GLOBALT Growth Fund, approved December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

(iv)   Copy of Registrant’s Management Agreement with Spectrum Advisory Services, Inc. (“Spectrum”) with regard to the Marathon Value Portfolio, approved December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

(v)    Copy of Registrant’s Management Agreement with StoneRidge Investment Partners, LLC with regard to the StoneRidge Small Cap Growth Fund, approved December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

(a)    Copy of the Side Letter Agreement with StoneRidge Investment Partners, LLC, regarding fee waiver and expense reimbursement with respect to the StoneRidge Small Cap Growth Fund for the 2007 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2006 and incorporated herein by reference.

(vi)   Copy of Registrant’s Amended and Restated Management Agreement with Becker Capital Management, Inc. with regard to the Becker Value Equity Fund – None.

(vii)  Copy of Registrant’s Management Agreement with Dreman Value Management, LLC with regard to the Dreman Contrarian Large Cap Value Fund, approved September 7, 2003 – Filed with Registrant’s registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

(viii) Copy of Registrant’s Management Agreement with Dreman Value Management, LLC with regard to the Dreman Contrarian Mid Cap Value Fund, approved September 7, 2003 – Filed with Registrant’s registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

(ix)   Copy of Registrant’s Management Agreement with Dreman Value Management, LLC with regard to the Dreman Contrarian Small Cap Value Fund, approved September 7, 2003 – Filed with Registrant’s registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

(x)    Copy of Registrant’s Management Agreement with Crawford Investment Counsel, Inc. with regard to the Crawford Dividend Growth Fund approved December 7, 2003 – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

(a)    Copy of Amended and Restated Side Letter Agreement with Crawford Investment Counsel, Inc., dated April 26, 2006, regarding fee waiver and expense reimbursement with respect to the Crawford Dividend Growth Fund for the 2006 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated May 1, 2006 and incorporated herein by reference.

(xi)   Copy of Registrant’s Management Agreement with IMS Capital Management, Inc. with regard to the IMS Capital Value Fund approved June 6, 2004 – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

(a)    Copy of Side Letter Agreement with IMS Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the IMS Capital Value Fund for the 2007 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated August 30, 2006 and incorporated herein by reference.

(xii)  Copy of Registrant’s Management Agreement with IMS Capital Management, Inc. with regard to the IMS Strategic Allocation Fund approved June 6, 2004 – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

(a)    Copy of Side Letter Agreement with IMS Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the IMS Strategic Allocation Fund for the 2007 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated August 30, 2006 and incorporated herein by reference.

(xiii) Copy of Registrant’s Management Agreement with IMS Capital Management, Inc. with regard to the IMS Strategic Income Fund approved June 6, 2004 – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

(a)    Copy of Side Letter Agreement with IMS Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the IMS Strategic Income Fund for the 2007 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated August 30, 2006 and incorporated herein by reference.

(xiv)Copy of Registrant’s Management Agreement with Chinook Capital Management approved September 13, 2004 – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

(a)    Form of Side Letter Agreement with Chinook Capital Management regarding fee waiver and expense reimbursement with respect to the Chinook Emerging Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated March 31, 2006 and incorporated herein by reference.

(b)    Form of Side Letter Agreement with Chinook Capital Management regarding fee waiver and expense reimbursement with respect to the Chinook Emerging Growth Fund Class I shares – Filed with Registrant’s registration statement on Form N-1A dated July 24, 2006 and incorporated herein by reference.

(xv) Copy of Registrant’s Management Agreement with Marco Investment Management, LLC with regard to the Marco Targeted Return Fund approved December 13, 2004 – Filed with Registrant’s registration statement on Form N-1A dated October 15, 2004 and incorporated herein by reference.

(a)    Form of Side Letter Agreement with Marco Investment Management, LLC regarding fee waiver and expense reimbursement with respect to the Marco Targeted Return Fund – Filed with Registrant’s registration statement on Form N-1A dated February 23, 2006 and incorporated herein by reference.

(xvi)Copy of Registrant’s Management Agreement with Becker Capital Management, Inc. with regard to the Becker Small Cap Value Equity Fund approved December 13, 2004 – Filed with Registrant’s registration statement on Form N-1A dated October 20, 2004 and incorporated herein by reference.

(xvii)Copy of Registrant’s Management Agreement with Leader Capital Corporation with regard to the Leader Short-Term Bond Fund approved March 14, 2005 – Filed with Registrant’s registration statement on Form N-1A dated May 11, 2005 and incorporated herein by reference.

(a)    Form of Side Letter Agreement with Leader Capital Corporation regarding fee waiver and expense reimbursement with respect to the Leader Short-Term Bond Fund – Filed with Registrant’s registration statement on Form N-1A dated February 23, 2006 and incorporated herein by reference.

(xviii)              Copy of Registrant’s Management Agreement with Financial Counselors, Inc. with regard to the FCI Bond Fund approved June 13, 2005 – Filed with Registrant’s registration statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

(xix)Copy of Registrant’s Management Agreement with Financial Counselors, Inc. with regard to the FCI Equity Fund approved June 13, 2005 – Filed with Registrant’s registration statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

(xx) Copy of Registrant’s Management Agreement with Chicken Little Fund Group Inc. with regard to the Chicken Little Growth Fund approved June 13, 2005 – Filed with Registrant’s registration statement on Form N-1A dated June 16, 2005 and incorporated herein by reference.

(a)    Form of Side Letter Agreement with Chicken Little Growth Fund Group, Inc. regarding fee waiver and expense reimbursement with respect to the Chicken Little Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 7, 2006 and incorporated herein by reference.

(xxi) Copy of Registrant’s Management Agreement with Archer Investment Corporation with regard to the Archer Balanced Fund approved June 13, 2005 – Filed with Registrant’s registration statement on Form N-1A dated July 27 and incorporated herein by reference.

(a)    Form of Side Letter Agreement with Archer Investment Corporation regarding fee waiver and expense reimbursement with respect to the Archer Balanced Fund – Filed with Registrant’s registration statement on Form N-1A dated February 23, 2006 and incorporated herein by reference.

(xxii) Copy of Registrant’s Management Agreement with The Roosevelt Investment Group with respect to the Roosevelt Anti-Terror Multi-Cap Fund, approved September 12, 2005 – Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

(xxiii)              Copy of Registrant’s Management Polynous Capital Management, Inc. with regard to the Polynous Growth Fund, approved September 12, 2005 – Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

(a)    Form of Side Letter Agreement with Polynous Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the Polynous Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated September 30, 2005 and incorporated herein by reference.

(xxiv)             Copy of Registrant’s amended and restated Management Agreement with Iron Financial Management, Inc., dated January 30, 2006, with regard to Iron Market Opportunity Fund – Filed with Registrant’s registration statement on Form N-1A dated February 2, 2006 and incorporated herein by reference.

(xxv)Copy of Registrant’s Management Agreement with SMI Advisors, LLC with regard to the Sound Mind Investing Fund approved August 29, 2005 – Filed with Registrant’s registration statement on Form N-1A August 6, 2005 and incorporated herein by reference.

(xxvi)Copy of Registrant’s Management Agreement with Quixote Capital Management, LLC with regard to the QCM Absolute Return Fund approved August 29, 2005 – Filed with Registrant’s registration statement on Form N-1A August 6, 2005 and incorporated herein by reference.

(a)    Form of Side Letter Agreement with Quixote Capital Management, LLC regarding fee waiver and expense reimbursement with respect to the QCM Absolute Return Fund - Filed with Registrant’s registration statement on Form N-1A August 6, 2005 and incorporated herein by reference.

(xxvii)             Copy of Registrant’s Management Agreement with The Symphony Wealth Management, LLC with regard to The Symphony Wealth Management Ovation Fund approved August 29, 2005 – Filed with Registrant’s registration statement on Form N-1A November 30, 2005 and incorporated herein by reference.

(a)    Form of Amended and Restated Side Letter Agreement with The Symphony Wealth Management, regarding fee waiver and expense reimbursement with respect to The Symphony Wealth Management Ovation Fund – Filed with Registrant’s registration statement on Form N-1A June 13, 2006 and incorporated herein by reference.

(xxviii)            Copy of Sub-Advisory Agreement between The Symphony Wealth Management, LLC and Breen Financial Corporation with regard to The Symphony Wealth Management Ovation Fund approved August 29, 2005 – Filed with Registrant’s registration statement on Form N-1A November 30, 2005 and incorporated herein by reference.

(a)    Form of Side Letter Agreement with between The Symphony Wealth Management, LLC and Breen Financial Corporation regarding sub-advisory fee waiver and expense reimbursement with respect to The Symphony Wealth Management Ovation Fund – Filed with Registrant’s registration statement on Form N-1A November 30, 2005 and incorporated herein by reference.

(xxix)             Copy of Registrant’s Management Agreement with GERONIMO Partners Asset Management, LLC with regard to Geronimo Multi-Strategy Fund approved August 29, 2005 – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

(a)    Form of Side Letter Agreement with GERONIMO Partners Asset Management, LLC regarding fee waiver and expense reimbursement with respect to the Geronimo Multi-Strategy Fund – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

(xxx)Copy of Registrant’s Management Agreement with GERONIMO Partners Asset Management, LLC with regard to Geronimo Option & Income Fund approved August 29, 2005 – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

(a)    Form of Side Letter Agreement with GERONIMO Partners Asset Management, LLC regarding fee waiver and expense reimbursement with respect to the Geronimo Option & Income Fund – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

(xxxi)Copy of Registrant’s Management Agreement with GERONIMO Partners Asset Management, LLC with regard to Geronimo Sector Opportunity Fund approved August 29, 2005 – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference

(a)    Form of Side Letter Agreement with GERONIMO Partners Asset Management, LLC regarding fee waiver and expense reimbursement with respect to the Geronimo Sector Opportunity Fund – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

(xxxii)             Copy of Registrant’s Management Agreement with Tributary Capital Management, LLC with regard to Tributary Income Fund – Filed with Registrant’s registration statement on Form N-1A dated February 2, 2006 and incorporated herein by reference.

(a)    Form of Side Letter Agreement with Tributary Capital Management, LLC regarding fee waiver and expense reimbursement with respect to the Tributary Income Fund – Filed with Registrant’s registration statement on Form N-1A dated February 2, 2006 and incorporated herein by reference.

(xxxiii)            Copy of Registrant’s Management Agreement with Toreador Research & Trading LLC with regard to Toreador Large Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated February 2, 2006 and incorporated herein by reference.

(a)    Copy of Executed Side Letter Agreement with Toreador Research & Trading LLC regarding fee waiver and expense reimbursement with respect to the Toreador Large Cap Fund– Filed with Registrant’s registration statement on Form N-1A dated May 22, 2006 and incorporated herein by reference.

(xxxiv)           Copy of Registrant’s Management Agreement with Iron Financial Management, Inc., with regard to Iron Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated May 3, 2006 and incorporated herein by reference.

(a)    Form of Side Letter Agreement with Iron Financial Management, Inc., regarding fee waiver and expense reimbursement with respect to the Iron Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated July 24, 2006 and incorporated herein by reference.

(xxxv)            Copy of Registrant’s Management Agreement with Leeb Capital Management, Inc. with regard to Leeb Focus Fund – Filed with Registrant’s registration statement on Form N-1A dated November 30, 2006 and incorporated herein by reference.

(a)    Form of Side Letter Agreement with Leeb Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the Leeb Focus Fund – Filed with Registrant’s registration statement on Form N-1A dated November 30, 2006 and incorporated herein by reference.

(xxxvi)           Copy of Registrant’s Management Agreement with Pekin Singer Strauss Asset Management, Inc. with regard to Appleseed Fund – Filed with Registrant’s registration statement on Form N-1A dated October 2, 2006 and incorporated herein by reference.

(a)    Form of Side Letter Agreement with Pekin Singer Strauss Asset Management, Inc. regarding fee waiver and expense reimbursement with respect to the Appleseed Fund – Filed with Registrant’s registration statement on Form N-1A dated October 2, 2006 and incorporated herein by reference.

(xxxvii)          Copy of Registrant’s Management Agreement with Symons Capital Management, Inc. with regard to the Symons Alpha Growth Institutional Fund – Filed with Registrant’s registration statement on Form N-1A dated December 14, 2006 and incorporated herein by reference.

(a)    Form of Side Letter Agreement with Symons Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the Symons Alpha Growth Institutional Fund – Filed with Registrant’s registration statement on Form N-1A dated December 14, 2006 and incorporated herein by reference.

(xxxviii)         Copy of Registrant’s Management Agreement with Symons Capital Management, Inc. with regard to the Symons Alpha Value Institutional Fund – Filed with Registrant’s registration statement on Form N-1A dated December 14, 2006 and incorporated herein by reference.

(a)    Form of Side Letter Agreement with Symons Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the Symons Alpha Value Institutional Fund – Filed with Registrant’s registration statement on Form N-1A dated December 14, 2006 and incorporated herein by reference.

(xxxix)           Copy of Registrant’s Management Agreement with SMI Advisors, LLC with regard to the Sound Mind Investing Managed Volatility Fund – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2006 and incorporated herein by reference.

(a)    Form of Side Letter Agreement with SMI Advisors, LLC regarding fee waiver and expense reimbursement with respect to the Sound Mind Investing Managed Volatility Fund – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2006 and incorporated herein by reference.

(xxxx)            Copy of Registrant’s Management Agreement with Dean Investment Associates, LLC with regard to the Dean Large Cap Value Fund – ~~To be filed by subsequent amendment~~Filed with Registrant’s registration statement on Form N-1A dated March 2, 2007 and incorporated herein by reference.

(a)    Form of Side Letter Agreement with Dean Investment Associates, LLC regarding fee waiver and expense reimbursement with respect to the Dean Large Cap Value Fund – ~~To be filed by subsequent amendment~~ – Filed with Registrant’s registration statement on Form N-1A dated March 2, 2007 and incorporated herein by reference.

(xxxxi) Copy of Registrant’s Management Agreement with Dean Investment Associates, LLC with regard to the Dean Small Cap Value Fund – ~~To be filed by subsequent amendment~~ – Filed with Registrant’s registration statement on Form N-1A dated March 2, 2007 and incorporated herein by reference.

(a)    Form of Side Letter Agreement with Dean Investment Associates, LLC regarding fee waiver and expense reimbursement with respect to the Dean Small Cap Value Fund – ~~To be filed by subsequent amendment~~ – Filed with Registrant’s registration statement on Form N-1A dated March 2, 2007 and incorporated herein by reference.

(xxxxii)          Copy of Registrant’s Management Agreement with Dean Investment Associates, LLC with regard to the Dean International Fund – ~~To be filed by subsequent amendment~~ – Filed with Registrant’s registration statement on Form N-1A dated March 2, 2007 and incorporated herein by reference.

(a)    Copy of Sub-advisory Agreement between Dean Investment Associates, LLC and Newton Capital Management Ltd. with regard to Dean International Fund – ~~To be filed by subsequent amendment~~ – Filed with Registrant’s registration statement on Form N-1A dated March 2, 2007 and incorporated herein by reference.

(b)    Form of Side Letter Agreement with Dean Investment Associates, LLC regarding fee waiver and expense reimbursement with respect to the Dean International Fund – ~~To be filed by subsequent amendment~~ – Filed with Registrant’s registration statement on Form N-1A dated March 2, 2007 and incorporated herein by reference.

(7)

(i)            Underwriting Contracts. Copy of Registrant’s Distribution Agreement with Unified Financial Securities, Inc., dated December 18, 2002, as amended December 13, 2004 – Filed with Registrant’s registration statement on Form N-1A dated December 30, 2004 and incorporated herein by reference.

(ii)    Underwriting Contracts. Copy of Distribution Agreement among Registrant, Becker Capital Management, Inc. and Unified Financial Securities, Inc., dated October 17, 2003 – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(iii)   Underwriting Contracts. Copy of Distribution Agreement among Registrant, Dreman Value Management, LLC and Unified Financial Securities, Inc., dated October 17, 2003 – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(iv)   Underwriting Contracts. Copy of Distribution Agreement among Registrant, Crawford Investment Counsel, Inc. and Unified Financial Securities, Inc., approved December 7, 2003 – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

(v)    Underwriting Contracts. Copy of Distribution Agreement among Registrant, Leader Capital Corporation and Unified Financial Securities, Inc., approved March 14, 2005 – Filed with Registrant’s registration statement on Form N-1A dated May 11, 2005 and incorporated herein by reference.

(vi)   Underwriting Contracts. Copy of Distribution Agreement between Registrant and Polynous Securities, LLC, approved September 12, 2005 – Filed with Registrant’s registration statement on Form N-1A dated September 30, 2005 and incorporated herein by reference.

(8)	None.
(9)

(i)            Copy of Registrant’s Custodian Agreement with Huntington National Bank, dated December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

(ii)    Custodian Agreement. Copy of Registrant’s Custodian Agreement with U.S. Bank, N.A., dated September 23, 2005 – Filed with Registrant’s registration statement on Form N-1A dated September 30, 2005 and incorporated herein by reference.

(a)    Amendment to Custodial Agreement between U.S. Bank, N.A. and Registrant, dated December 2005 – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

(iii)   Special Custody and Pledge Agreement, by and among, Registrant, Goldman, Sachs & Co., Quixote Capital Management, LLC, and U.S. Bank National Association with respect to the QCM Absolute Return Fund, dated December 2, 2005 – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

(10)

(i)            Copy of Rule 12b-1 Distribution Plan for the ACM Convertible Securities Fund – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

(ii)    Copy of Rule 12b-1 Distribution Plan for each of Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value Fund and the Dreman Contrarian Small Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

(iii)   Copy of Distribution Coordination Agreement for each of the Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value Fund and the Dreman Contrarian Small Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

(iv)   Copy of Rule 12b-1 Distribution Plan for Crawford Dividend Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

(v)    Copy of Rule 12b-1 Distribution Plan for Chinook Emerging Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

(vi)   Copy of Rule 12b-1 Distribution Plan for Leader Short-Term Bond Fund – Filed with Registrant’s registration statement on Form N-1A dated April 1, 2005 and incorporated herein by reference.

(vii)  Copy of Rule 12b-1 Distribution Plan for Chicken Little Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated June 16, 2005 and incorporated herein by reference.

(viii) Copy of Rule 12b-1 Distribution Plan for Archer Balanced Fund – Filed with Registrant’s registration statement on Form N-1A dated July 27, 2005 and incorporated herein by reference.

(ix)   Copy of Rule 12b-1 Distribution Plan for the Roosevelt Anti-Terror Multi-Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

(x)    Copy of Rule 12b-1 Distribution Plan for the Polynous Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

(xi)   Copy of Rule 12b-1 Distribution Plan for FCI Equity Fund and FCI Bond Fund – Filed with Registrant’s registration statement on Form N-1A dated August 30, 2005 and incorporated herein by reference.

(xii)  Copy of Rule 12b-1 Distribution Plan for QCM Absolute Return Fund – Filed with Registrant’s registration statement on Form N-1A dated June 13, 2006 and incorporated herein by reference.

(xiii) Copy of Distribution Coordination Agreement for each of The Symphony Wealth Management Ovation Fund Class A and Class C shares – Filed with Registrant’s registration statement on Form N-1A dated August 22, 2005 and incorporated herein by reference.

(xiv)Copy of Rule 12b-1 Distribution Plan with respect to the Class C shares of each of the GERONIMO Funds – Filed with Registrant’s registration statement on Form N-1A dated December 7, 2005 and incorporated herein by reference.

(xv) Copy of Rule 12b-1 Distribution Plan with respect to the Tributary Income Fund – Filed with Registrant’s registration statement on Form N-1A dated June 30, 2006 and incorporated herein by reference.

(xvi)Copy of Rule 12b-1 Distribution Plan with respect to the Toreador Large Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated February 2, 2006 and incorporated herein by reference.

(xvii)Copy of Rule 12b-1 Distribution Plan with respect to the Iron Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated July 24, 2006 and incorporated herein by reference.

(xviii)              Copy of Rule 12b-1 Distribution Plan with respect to the Leeb Focus Fund Retail Class shares – Filed with Registrant’s registration statement on Form N-1A dated September 19, 2006 and incorporated herein by reference.

(xix)Copy of Rule 12b-1 Distribution Plan with respect to the Appleseed Fund – Filed with Registrant’s registration statement on Form N-1A dated October 2, 2006 and incorporated herein by reference.

(xx) Copy of Rule 12b-1 Distribution Plan with respect to the Symons Alpha Growth Institutional Fund – Filed with Registrant’s registration statement on Form N-1A dated December 14, 2006 and incorporated herein by reference.

(xxi)Copy of Rule 12b-1 Distribution Plan with respect to the Symons Alpha Value Institutional Fund – Filed with Registrant’s registration statement on Form N-1A dated December 14, 2006 and incorporated herein by reference.

(xxii)Copy of Rule 12b-1 Distribution Plan with respect to the Dean Large Cap Value Fund – To be filed by subsequent amendment.

(xxiii)              Copy of Rule 12b-1 Distribution Plan with respect to the Dean Small Cap Value Fund – To be filed by subsequent amendment.

(xxiv)Copy of Rule 12b-1 Distribution Plan with respect to the Dean International Fund – To be filed by subsequent amendment.

(11)	Opinion and Consent of Counsel ~~will be~~is filed ~~by subsequent amendment~~herewith..

(12)	Opinion and Consent of Counsel regarding tax matters ~~will be~~is filed ~~by subsequent amendment~~herewith..
(13)

(i)            Other Material Contracts. Amended Mutual Fund Services Agreement between Registrant and Unified Fund Services, Inc. – Filed with Registrant’s registration statement on Form N-1A dated November 30, 2005 and incorporated herein by reference.

(ii)    Global Security Risk Screen and Certification Agreement by and between The Roosevelt Investment Group, Inc., as adviser to the Roosevelt Anti-Terror Multi-Cap Fund, and Conflict Securities Advisory Group, dated as of March 28, 2006, relating to global security risk screening for the Roosevelt Anti-Terror Multi-Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated March 31, 2006 and incorporated herein by reference.

(14)	Consent of ~~[the Auditors] will be~~Ernst & Young LLP is filed ~~by subsequent amendment~~herewith..
(15)	None.
(16)	Powers of Attorney dated November 13, 2006 filed with Registrant’s registration statement on Form N-1A on November 27, 2006 and incorporated herein by reference.
(17)	(i) Prospectus and Statement of the Dean Family of Funds dated July 31, 2006 filed in Post-Effective Amendment No. 16 is incorporated by reference.

(ii)    Audited Annual Financial Report for The Dean Family of Funds for the fiscal year ended March 31, 2006 filed on Form N-CSR is incorporated by reference.

(iii)   Unaudited Semi-Annual Financial Report for The Dean Family of Funds for the fiscal period ended September 30, 2006 filed on Form N-CSR is incorporated by reference.

(iv)	Form of Proxy Card is filed herewith.
Item 17.	UNDERTAKINGS
(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933 this registration statement has been signed on behalf of the Registrant, in the City of Indianapolis and the State of Indiana, on the 1st day of March 2007.

Unified Series Trust

By: /s/ Anthony J. Ghoston

Anthony J. Ghoston, President

As required of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacity and on the dates indicated.

/s/Daniel Condon	Trustee	March 1, 2007
Daniel Condon*

/s/ Gary E. Hippenstiel	Trustee	March 1, 2007

Gary E. Hippenstiel*

/s/ Stephen Little	Trustee	March 1, 2007
Stephen Little*

/s/ Ronald Tritschler	Trustee	March 1, 2007
Ronald Tritschler*

/s/ Anthony J. Ghoston	President	March 1, 2007
Anthony J. Ghoston

_/s/ Terry Gallagher____	Vice President, Treasurer	March 1, 2007
Terry Gallagher	& Interim Chief Financial
Officer

*/s/ Anthony J. Ghoston__________________________

Anthony J. Ghoston

Attorney-in-Fact

Exhibit Index

(11)	Opinion and Consent of Counsel
(12)	Opinion and Consent of Counsel as to Tax Matters
(14)	Consent of the Auditors
(17)(iv)	Form of Proxy Card